As filed with the Securities and Exchange Commission on August 29, 2006

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-4000
Summit Mutual Funds, Inc.
(Exact name of registrant as specified in charter)
1876 Waycross Road, Cincinnati, Ohio 45240
(Address of principal executive offices) (Zip code)
John F. Labmeier, Esq.
The Union Central Life Insurance Company
P.O. Box 40888
Cincinnati, Ohio 45240
(Name and address of agent for service)
(513) 595-2600
Registrant’s telephone number, including area code
Date of fiscal year end: December 31, 2006
Date of reporting period: June 30, 2006

Item 1. Report to Stockholders.
Summit Mutual Semiannual Report Funds Summit Pinnacle Series Zenith Portfolio Bond Portfolio S&P 500 Index Portfolio S&P MidCap 400 Index Portfolio Balanced Index Portfolio Nasdaq-100 Index Portfolio Russell 2000 Small Cap Index Portfolio EAFE International Index Portfolio Lehman Aggregate Bond Index Portfolio June 30, 2006 M U T U A L F U N D S

Summit Mutual Funds, Inc. — Pinnacle Series
SEMIANNUAL REPORT — TABLE OF CONTENTS
A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how the Portfolios voted portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-546-FUND, or on the Portfolios’ website at www.summitfunds.com or on the Securities and Exchange Commission’s website at www.sec.gov.
The Portfolios file a complete Schedule of Investments in Securities with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Form N-Q is available on the SEC’s website at www.sec.gov The Portfolios’ Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
This report has been prepared for the information of Contract owners and is not authorized for distribution to prospective purchasers of contracts unless it is preceded or accompanied by an effective prospectus for Summit Mutual Funds, Inc.

Summit Mutual Funds, Inc. — Pinnacle Series
MESSAGE FROM THE PRESIDENT
We are pleased to send you Summit Mutual Funds’ 2006 Semi-Annual Report for the six month period ended June 30, 2006. We welcome new and thank existing investors in the Summit Funds. We strive to help you reach your financial goals.
The economy continued to grow at a reasonable pace during the first half of 2006. Returns in most asset classes were positive, with the exception of fixed income index products and the Nasdaq 100 Index. This was accomplished in the face of rising oil prices, continued increases in the federal funds rate, and increased geopolitical concerns around the world.
The equity markets rallied through April, but then pulled back for the balance of the quarter. Conversely, fixed income markets generally had a difficult time throughout the entire six month period, as interest rates steadily rose during the period. Gross domestic product (GDP) grew at a blistering pace of 5.6% during the first quarter, but then slowed to a more modest 2.5% during the second quarter of 2006. The Federal Reserve continued to raise interest rates from 4.25% at 12/31/05 to 5.25% at 06/30/06. A slowing economy may well give the Federal Reserve a chance to pause in its seemingly relentless increase in the Fed Funds rate, which has been increased at each of the last 17 meetings.
Inflation concerns appear to be muted at this point in time, as the market appears to be adopting the “soft landing” view for the economy. The consensus view is that the lag effect of past interest rate hikes will manifest itself in a slowing economy over the next few quarters. Hence, inflation will remain under control, and long term interest rates will remain low. While this scenario may well pan out, we would caution that crude oil prices are currently in the high $70’s per barrel, unit labor costs rose at 4.2% during the second quarter and the stated producer price index (PPI) is growing at a 4.9% clip. All of these items have a lag effect on future inflation as well, so the Federal Reserve may not be done raising interest rates, even if they pause at their August meeting.
For the period, the large cap S&P 500 Index advanced 2.71%, the S&P MidCap 400 Index improved 4.24% and the small cap Russell 2000 Index rose 8.21%. Other market sectors such as the large cap growth Nasdaq-100 Index lost 4.03%, while the Lehman Aggregate Bond Index declined 0.72%. The standout performer during the first half of 2006 was the EAFE International Index, which climbed 10.50% during the period.
“Maintain the proper perspective (and) have realistic expectations . . .”
The high yield bond market was one of the few sectors of the fixed income market to record positive returns during the first half of 2006. The high yield market provided a return of 3.07% during the first six months of 2006, using the Merrill Lynch High Yield Master II Index as a guide. High yield investments performed well, as corporate profitability remains robust, credit spreads tightened, and credit fundamentals remain strong.
“Proper diversification of your investments . . . is an important component of achieving your long-term investment goals.”
Looking at the remainder of 2006, economic forecasts indicate a slowing of the economy. Evidence of this has already surfaced in the housing and auto markets. A slowing economy should keep inflation under control and keep interest rates in check. At least, that’s what the Federal Reserve is banking on. The Fed is currently trying to engineer a soft landing, where the economy continues to grow at a modest pace, while inflation is kept under control. Time will tell if the Fed is able to accomplish its goals, but so far, so good.
Our message remains the same going forward. Maintain the proper perspective, have realistic expectations and ensure that your investment strategy is appropriate for your risk tolerance and time horizon. Concepts such as asset allocation and portfolio rebalancing are critical, regardless of the economic conditions or volatility in the marketplace. Proper diversification of your investments, both within and across asset sectors, (or specifically stocks, bonds and cash) is an important component of achieving your long-term investment goals. Summit Mutual Funds provides a solid foundation for diversified investment planning with choices across equity and fixed income styles.
Recent highlights:
•	Summit continues to provide low-cost mutual funds. Summit’s average stock fund expense ratio is 0.66%, while the industry average for equity fund expense ratios is 1.13%.
Thank you for choosing Summit Funds and for the trust that you have placed in us.
Best regards,
Steven R. Sutermeister
President

Summit Mutual Funds, Inc. — Pinnacle Series
2006 SEMIANNUAL REPORT — PORTFOLIO EXPENSES (UNAUDITED)
As a contract owner of the Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example does not reflect expenses associated with insurance company separate accounts or your insurance contract.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 31, 2005 through June 30, 2006.
Actual Expenses
The first section of the table below provides information about actual account values and actual net expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio, net of fee waivers and expense reimbursements, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
The information below is net of any applicable fee waivers and/or expense reductions, which lower expenses and increase performance. Please note that the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Expenses Paid *
	Beginning	Ending	Annualized	During Period
	Account Value	Account Value	Expense	January 1, 2006 to
Portfolio	January 1, 2006	June 30, 2006	Ratio	June 30, 2006

Based on Actual Return
Zenith Portfolio	$1,000	$1,073	0.86%	$4
Bond Portfolio	1,000	1,000	0.75%	4
S&P 500 Index Portfolio	1,000	1,025	0.39%	2
S&P Midcap 400 Index Portfolio	1,000	1,040	0.52%	3
Balanced Index Portfolio	1,000	1,016	0.60%	3
Nasdaq-100 Index Portfolio	1,000	957	0.65%	3
Russell 2000 Small Cap Index Portfolio Class I	1,000	1,079	0.63%	3
Russell 2000 Small Cap Index Portfolio Class F	1,000	1,078	0.83%	4
EAFE International Index Portfolio	1,000	1,102	0.95%	5
Lehman Aggregate Bond Index Portfolio	1,000	993	0.57%	3

Based on Hypothetical Return
(5% return before expenses)
Zenith Portfolio	$1,000	$1,021	0.86%	$4
Bond Portfolio	1,000	1,021	0.75%	4
S&P 500 Index Portfolio	1,000	1,023	0.39%	2
S&P Midcap 400 Index Portfolio	1,000	1,022	0.52%	3
Balanced Index Portfolio	1,000	1,022	0.60%	3
Nasdaq-100 Index Portfolio	1,000	1,022	0.65%	3
Russell 2000 Small Cap Index Portfolio Class I	1,000	1,022	0.63%	3
Russell 2000 Small Cap Index Portfolio Class F	1,000	1,021	0.83%	4
EAFE International Index Portfolio	1,000	1,020	0.95%	5
Lehman Aggregate Bond Index Portfolio	1,000	1,022	0.57%	3

*	Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Summit Mutual Funds, Inc. — Pinnacle Series
ZENITH PORTFOLIO
Objective — Seeks long-term appreciation of capital by investing in common stocks and other equity securities with values that are, at present, not fully recognized by the market.
Strategy — The Summit Pinnacle Zenith Portfolio (the “Portfolio”) will remain in a highly invested position ranging from 86% to 98%. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases as new opportunities arise.
Manager’s Comments:
The Zenith Portfolio total return performance for the period January 1, 2006 to June 30, 2006 was 7.26% (before the impact of any product or contract-level fees) versus 6.56% for the Russell 1000 Value Index and 2.71% for the Standard & Poor’s 500 Stock Index.
The Federal Reserve has continued to raise short-term interest rates and has indicated its intention to continue on this course until either inflation recedes or economic growth decelerates. With short-term interest rates exceeding 5%, equity markets face increasing competition from risk-free accounts. Long-term fixed income investors have suffered as interest rates rise while short-term instruments have benefited from higher short rates. The equity market might perceive the beginning of the end of interest rate hikes, but the bond market is suffering in the meantime.
Utilities were the top contributor to fund performance during the period. Zenith’s holdings were focused on the Telecom group (BellSouth, AT&T, and Verizon), and AT&T’s acquisition of BellSouth provided incremental gains. Stock selection in the Electrical Utilities sector also boosted returns. The Autos & Transportation sector outperformed the broad market and was a top contributor to portfolio return as Zenith overweighted the Autos sub-sector, including holdings in General Motors and Honda Motors that enjoyed strong performance. Holdings in Federal Express also aided fund performance.
Underweighting the Materials and Processing sector was a detractor as its performance was buoyed by increasing commodities prices. Instead, the portfolio was overweighted in Chemicals which underperformed. Stock selection in the Technology sector also hurt performance. The portfolio underweighted the high flying Energy and Integrated Oils sectors, however, their strong performance continued. Additionally, ConocoPhillips, which was overweighted in this sector, declined as a result of its acquisition of Burlington Resources. An overweight in the Oil Services and Equipment sector partially offset the portfolio’s relative underperformance in the Energy sector.
The Federal Reserve appears to be monitoring two major indicators of consumer spending (automobile and home sales) for any signs of weakness caused by higher interest rates or energy prices. The Federal Reserve previously had hinted that the federal funds could rise to the 3-5% range to retard inflation and possibly cool growth, and we are now above the upper end of that boundary.
Summit Zenith Portfolio will continue to invest in companies that are temporarily out of favor and pare those which reach full valuation in the current economic environment of continued growth and more restrictive monetary policy.
Fund Data

Managers:	James McGlynn Yvonne M. Bishop
Inception Date:	August 15, 1984
Total Net Assets:	$55.08 Million
No. of Holdings:	53
Median Cap Size:	$39,450 Million
Average Price-to-book Ratio:	2.22 x
Dividend Yield:	2.51%
Average Price-to-earnings Ratio:
Summit Pinnacle Zenith Portfolio	14.2 x
S&P 500 Index	16.4 x
Top 10 Equity Holdings

(% of net assets)
Chevron Corp.	2.75%
Dominion Resources, Inc.	2.70%
Bank of America Corp.	2.68%
Verizon Communications, Inc.	2.67%
ConocoPhillips	2.66%
Genworth Financial, Inc.	2.59%
News Corp. — Class B	2.58%
Time Warner, Inc.	2.57%
Royal Dutch Shell PLC — ADR	2.52%
Citigroup, Inc.	2.51%
Sector Allocations

Summit Mutual Funds, Inc. — Pinnacle Series

FINANCIAL HIGHLIGHTS	ZENITH PORTFOLIO
FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

	For the Six Months
	Ended June 30,
	(Unaudited)		Year Ended December 31,
	2006		2005	2004	2003	2002	2001
Net asset value, beginning of period	$91.78		$91.30	$80.76	$59.67	$82.75	$75.60

Investment Activities:
Net investment income / (loss)	0.81		1.35	1.47	1.17	1.11	1.40
Net realized and unrealized gains / (losses)	5.61		4.57	10.33	20.01	(18.92)	7.05

Total from Investment Activities	6.42		5.92	11.80	21.18	(17.81)	8.45

DISTRIBUTIONS:
Net investment income	(1.42)		(1.43)	(1.26)	(0.09)	(1.39)	(1.30)
Return of capital	—		—	—	—	(3.88)	—
Net realized gains	(8.68)		(4.01)	—	—	—	—

Total Distributions	(10.10)		(5.44)	(1.26)	(0.09)	(5.27)	(1.30)

Net asset value, end of period	$88.10		$91.78	$91.30	$80.76	$59.67	$82.75

Total return	7.26%		6.92%	14.77%	35.56%	-23.10%	11.24%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net(1)	0.86	%(2)	0.89%	0.91%	0.93%	0.93%	0.81%
Ratio of expenses to average net assets – gross	0.86	%(2)	0.89%	0.91%	0.93%	0.93%	0.83%
Ratio of net investment income / (loss) to average net assets	1.79	%(2)	1.49%	1.74%	1.68%	1.52%	1.74%
Portfolio turnover rate	28.67%		57.30%	68.59%	71.70%	56.53%	102.03%
Net assets, end of period (000’s)	$55,084		$52,795	$51,864	$47,104	$38,218	$54,562

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(2) Annualized.
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

ZENITH PORTFOLIO	SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (Unaudited)

	SHARES	VALUE
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 13.0%
CBS Corporation	19,374	$524,067
The Gap, Inc.	47,900	833,460
Honda Motor Co. Ltd. - ADR	28,400	903,688
News Corp. - Class B	70,400	1,420,672
Sony Corp. - ADR	28,300	1,246,332
Time Warner, Inc.	81,700	1,413,410
Viacom Inc. - Class B(a)	23,274	834,140

		7,175,769

CONSUMER NON DURABLES - 3.4%
Anheuser-Busch Companies, Inc.	12,000	547,080
Unilever NV - ADR	59,700	1,346,235

		1,893,315

ENERGY - 12.8%
Baker Hughes, Inc.	7,800	638,430
Chevron Corp.	24,440	1,516,747
ConocoPhillips	22,342	1,464,071
Exxon Mobil Corp.	19,300	1,184,055
Nabors Industries Ltd.(a)	25,800	871,782
Royal Dutch Shell PLC - ADR	20,700	1,386,486

		7,061,571

FINANCIALS - 28.8%
AllianceBernstein Holding LP	17,100	1,045,494
Bank of America Corp.	30,684	1,475,900
The Bank of New York Co., Inc.	27,400	882,280
Berkshire Hathaway, Inc.(a)	190	578,170
Capital One Financial Corp.	11,400	974,130
Citigroup, Inc.	28,700	1,384,488
Equity Residential Properties Trust	8,400	375,732
Fifth Third Bancorp	32,000	1,182,400
Freddie Mac	15,000	855,150
Genworth Financial, Inc.	41,000	1,428,440
The Goldman Sachs Group, Inc.	2,300	345,989
H&R Block, Inc.	44,200	1,054,612
J.P. Morgan Chase & Co.	19,004	798,168
Morgan Stanley	20,300	1,283,163
New York Community Bancorp, Inc.	65,900	1,088,009
The St. Paul Travelers Companies, Inc.	24,500	1,092,210

		15,844,335

HEALTH CARE - 4.6%
GlaxoSmithKline Plc - ADR	16,000	892,800
Pfizer, Inc.	47,500	1,114,825
UnitedHealth Group, Inc.	11,700	523,926

		2,531,551

INDUSTRIALS - 11.1%
Cendant Corp.	84,900	1,383,021
Deere & Co.	6,200	517,638
FedEx Corp.	2,400	280,464
General Electric Co.	41,500	1,367,840
Honeywell International, Inc.	30,700	1,237,210
Tyco International Ltd.	47,400	1,303,500

		6,089,673

MATERIALS - 5.2%
The Dow Chemical Co.	24,000	936,720
EI Du Pont de Nemours & Co.	25,300	1,052,480
Phelps Dodge Corp.	10,500	862,680

		2,851,880

TECHNOLOGY - 8.1%
Cisco Systems, Inc.(a)	46,600	910,098
Intel Corp.	54,600	1,034,670
International Business Machines Corp.	11,700	898,794
Microsoft Corp.	48,400	1,127,720
Nokia Oyj - ADR	24,900	504,474

		4,475,756

TELECOMMUNICATION SERVICES - 2.4%
AT&T, Inc.	47,900	1,335,931

UTILITIES - 8.2%
Citizens Communications Co.	73,400	957,870
Dominion Resources, Inc.	19,900	1,488,321
Duke Energy Corporation	19,344	568,133
Verizon Communications, Inc.	43,900	1,470,211

		4,484,535

Total Common Stocks (Cost $49,570,396)		53,744,316

SHORT TERM INVESTMENTS - 2.4%
MONEY MARKET FUNDS - 2.4%
Northern Institutional Diversified Assets Portfolio	1,344,284	1,344,284

Total Short Term Investments (Cost $1,344,284)		1,344,284

TOTAL INVESTMENTS (Cost $50,914,680)(b) - 100.0%		55,088,600
NORTHERN INSTITUTIONAL LIQUID ASSET PORTFOLIO(c) - 8.5%		4,685,272
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.5)%		(4,690,229)

TOTAL NET ASSETS - 100.0%		$55,083,643

ADR American Depository Receipt

(a)	Non income producing security.

(b)	For federal income tax purposes, cost is $50,944,970 and gross unrealized appreciation and depreciation of securities as of June 30, 2006 was $5,504,374 and $(1,360,744) respectively, with a net appreciation / depreciation of $4,143,630.

(c)	This security was purchased with cash collateral held from securities lending. The market value of the securities on the loan, the collateral purchased with cash, and the noncash collateral accepted is $4,592,709, $4,685,272, and $0, respectively.
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

FINANCIAL STATEMENTS	ZENITH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

ASSETS
Investments in securities, at value	$55,088,600
Cash	2,739
Collateral for securities loaned, at fair value	4,685,272
Receivables:
Interest and dividends	66,159
Prepaid expenses and other	1,051

59,843,821

LIABILITIES
Payables:
Shares redeemed	21,748
Payable upon return of securities loaned	4,685,272
Advisory fees	28,481
Administration expenses	4,450
Directors’ fees	81
Custodian fees	1,180
Fund accounting fees	3,631
Professional fees	10,302
Other accrued expenses	5,033

4,760,178

NET ASSETS*
Paid-in capital	47,387,098
Accumulated net investments income / (loss)	369,967
Accumulated net realized gain / (loss) on investments and futures contracts	3,152,658
Net unrealized appreciation / (depreciation) on investments and futures contracts	4,173,920

$55,083,643

Investments at cost	50,914,680
Shares Authorized ($.10 par value)	40,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS

		Shares
Share Class	Net Assets	Outstanding
Class I	$55,083,643	625,207	$88.10

*	FEDERAL TAX DATA AS OF December 31, 2005

Undistributed ordinary income	$2,124,700
Unrealized long-term gains	$3,481,657
Unrealized appreciation	$4,028,714
STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$23,223
Dividends	701,344
Foreign dividend taxes withheld	(10,998)
Other income	3,361

716,930

EXPENSES
Advisory fees	173,585
Administration expenses	27,123
Custodian fees and expenses	1,809
Fund accounting fees and expenses	9,350
Professional fees	8,244
Directors’ fees	2,848
Transfer agent fees	4,748
Other expenses	4,623

232,330

NET INVESTMENT INCOME / (LOSS)	484,600

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments and options	3,207,261
Net change in unrealized appreciation / (depreciation) on investments and futures contracts	114,917

NET REALIZED AND UNREALIZED GAIN / (LOSS)	3,322,178

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,806,778

TRANSACTIONS WITH AFFILIATES:

Percent of Current
Net Asset Value
Advisory	Administration Expense
Fee	Fee	Limit(1)	Waiver	Reimbursement

0.64%	0.10%	1.00%	$—	$—

(1)	The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

ZENITH PORTFOLIO	FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months
	Ended June 30,	Year Ended
	(Unaudited)	December 31,
	2006	2005
OPERATIONS
Net investment income / (loss)	$484,600	$777,139
Net realized gain / (loss) on investments and futures	3,207,261	4,910,752
Net change in unrealized appreciation / (depreciation) on investments	114,917	(2,172,750)

	3,806,778	3,515,141

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(807,599)	(815,280)
Net realized gain on investments	(4,937,705)	(2,284,000)

	(5,745,304)	(3,099,280)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	1,171,127	3,640,457
Reinvestment of distributions	5,745,304	3,099,280
Payments for shares redeemed	(2,689,418)	(6,224,313)

	4,227,013	515,424

NET INCREASE / (DECREASE) IN NET ASSETS	2,288,487	931,285
NET ASSETS
Beginning of period	52,795,156	51,863,871

End of period	$55,083,643	$52,795,156

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$369,967	$692,966

FUND SHARE TRANSACTIONS
Sold	13,167	41,288
Reinvestment of distributions	66,775	36,266
Redeemed	(29,964)	(70,395)

Net increase / (decrease) from fund share transactions	49,978	7,159

TOTAL COST OF PURCHASES OF:
Common Stocks	$15,347,873	$29,153,524

	$15,347,873	$29,153,524

TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$16,834,755	$30,407,042

	$16,834,755	$30,407,042

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$2,263,647	$1,053,031
Long-term capital gains	3,481,657	2,046,249

	$5,745,304	$3,099,280

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series
BOND PORTFOLIO
Objective – Seeks a high level of current income, as is consistent with a reasonable investment risk, by investing in long-term, fixed-income, investment-grade corporate bonds.
Strategy – The Summit Pinnacle Bond Portfolio (the “Portfolio”) will invest at least 80% of its asset value in fixed income securities. The Portfolio will normally invest 75% of the value of its assets in publicly traded straight debt securities that fall within the four highest grades as rated by a national rating agency. Up to 25% of the Portfolio may be invested in below investment grade securities, convertible debt, preferred stock and other securities.
Manager’s Comments:
The Portfolio had a total return of +0.01% (before the impact of any product or contract-level fees) for the six month period ended June 30, 2006 compared to a total return of (0.72)% for the Lehman Brothers Aggregate Index (the “Index”).
Interest rates rose during the six month period ended June 30, 2006. Rates across the yield curve increased 65 to 75 basis points during the period. The Federal Reserve continued its policy of raising the Fed Funds rate in 25 basis point increments at every meeting. The Treasury yield curve became even flatter with the 2 year Treasury note rate at 5.15% and the 30 year Treasury bond at 5.19%.
The outlook for inflation and the Federal Reserve’s interest rate policies became sources of rising uncertainty for bond investors during the first half of 2006. The acceleration of global growth has progressed long enough that inflation worries have revived. The Federal Reserve will likely continue raising short term interest rates until it sees clear evidence of weaker economic growth. The recent slowdown in the housing market and weakness in leading economic indicators have not been sufficient to halt the steady stream of rate increases, although recent statements may open the door for a cessation of this strategy. Look for economic growth to slow from the first quarter pace over the remainder of the year but not trigger a recession. The current uncertain conditions continue to warrant a conservative, defensive investment approach for the fixed income market.
The high yield sector provided the largest positive contribution to the Portfolio’s performance over the past six months. The mortgage sector, lead by non-agency mortgage securities, also contributed to the Portfolio’s out performance. Mortgage-backed securities outperformed both Treasury bonds and investment grade corporate bonds during the period. The investment grade corporate bond sector underperformed during the period as credit spreads widened mainly due to increased merger and acquisition activity.
We continue to believe that our long-term strategy of overweighting investment grade corporate securities, maintaining a moderate exposure to high yield securities, overweighting mortgage-backed securities and underweighting Treasuries and Agencies will result in value-added opportunities for fixed income investors.
Fund Data

Managers:	Gary R. Rodmaker
Michael J. Schultz
D. Scott Keller
Inception Date:	August 15, 1984
Total Net Assets:	$27.99 Million
No. of Holdings:	135
Average Duration:	4.47 years
Average Maturity:	12.90 years
Average Credit Quality:	A3/A-
Current Yield:	6.25%
Quality Breakdown

(% of net assets)
AAA	35%
AA	3%
A	13%
BBB	34%
BB	7%
B	6%
CCC	1%
CC	1%
D	1%
Sector Allocations

Summit Mutual Funds, Inc. — Pinnacle Series

BOND PORTFOLIO	FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

	For the Six Months
	Ended June 30,
	(Unaudited)		Year Ended December 31,
	2006		2005	2004	2003	2002	2001
Net asset value, beginning of period	$47.07		$48.26	$48.41	$47.93	$48.15	$47.30

Investment Activities:
Net investment income / (loss)	1.29		2.42	1.67	3.25	2.70	3.15
Net realized and unrealized gains / (losses)	(1.30)		(1.42)	0.36	0.56	(0.04)	—

Total from Investment Activities	(0.01)		1.00	2.03	3.81	2.66	3.15

DISTRIBUTIONS:
Net investment income	(1.27)		(2.19)	(2.18)	(3.33)	(2.88)	(2.30)

Total Distributions	(1.27)		(2.19)	(2.18)	(3.33)	(2.88)	(2.30)

Net asset value, end of period	$45.79		$47.07	$48.26	$48.41	$47.93	$48.15

Total return	0.01%		2.14%	4.29%	8.21%	5.73%	6.81%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net(1)	0.75	%(2)	0.75%	0.75%	0.75%	0.76%	0.79%
Ratio of expenses to average net assets – gross	0.75	%(2)	0.83%	0.82%	0.81%	0.85%	0.87%
Ratio of net investment income / (loss) to average net assets	5.46	%(2)	5.10%	4.05%	6.72%	5.86%	6.37%
Portfolio turnover rate	30.84%		32.96%	66.03%	109.52%	54.27%	65.14%
Net assets, end of period (000’s)	$27,994		$30,783	$36,300	$37,197	$35,415	$29,147

(1)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(2)	Annualized
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series
SCHEDULE OF INVESTMENTS	BOND PORTFOLIO
JUNE 30, 2006 (Unaudited)

	SHARES	VALUE

COMMON STOCKS — 0.4%
CONSUMER DISCRETIONARY — 0.4%
Avado Brands, Inc.(a)(f)	1,601	$19,212
Intermet Corp.(a)(f)	1,574	22,315
New World Pasta Company(a)(f)	7,517	70,306

Total Common Stocks (Cost $167,766)		111,833

PREFERRED STOCKS — 1.1%
INFORMATION TECHNOLOGY — 0.4%
Loral Skynet Corp.(a)(b)	625	123,750

MEDIA — 0.7%
ION Media Networks, Inc. 14.25% PIK Dividend	22	192,535

Total Preferred Stocks (Cost $271,225)		316,285

	PRINCIPAL
	AMOUNT	VALUE

ASSET BACKED SECURITIES — 2.6%
America West Airlines, Inc.
Series 2001-1, 7.100%, 10/02/2022	$200,460	$206,474
Asset Backed Funding Certificates
Series 2005-AQ1, 5.240%, 11/25/2034	170,000	161,104
Centex Home Equity
Series 2001-B, 7.360%, 07/25/2032	59,258	59,040
JET Equipment Trust
Series 1995-B, 7.630%, 02/15/2015(b)(g)	129,875	98,705
Continental Airlines, Inc.
Series 2003-ERJ1, 7.875%, 01/02/2020	212,890	207,568

Total Asset Backed Securities (Cost $760,175)		732,891

CORPORATE BONDS — 49.8%
CONSUMER DISCRETIONARY — 14.5%
Accuride Corp.
8.500%, 02/01/2015	125,000	120,000
Bally Total Fitness Holding Corp.
9.875%, 10/15/2007	125,000	122,812
Boyd Gaming Corp.
7.125%, 02/01/2016	64,000	61,840
Cadmus Communications Corp.
8.375%, 06/15/2014	63,000	62,370
Comcast Corp.
5.300%, 01/15/2014	100,000	94,084
Cox Communications, Inc.
5.450%, 12/15/2014	361,000	333,780
DaimlerChrysler North America Holding Corp.
6.500%, 11/15/2013	250,000	249,864
Ethan Allen Global, Inc.
5.375%, 10/01/2015	300,000	275,826
Grupo Televisa S.A.
6.625%, 03/18/2025	300,000	282,704
Harrah’s Operating Company, Inc.
6.500%, 06/01/2016	230,000	224,108
Intcomex, Inc.
11.750%, 01/15/2011(b)	125,000	124,062
MDC Holdings, Inc.
5.500%, 05/15/2013	150,000	136,921
MGM MIRAGE
6.750%, 09/01/2012	125,000	120,312
Mirage Resorts, Inc.
6.750%, 02/01/2008	70,000	70,350
Mohawk Industries, Inc.
6.125%, 01/15/2016	250,000	241,012
NVR, Inc.
5.000%, 06/15/2010	210,000	199,955
R.H. Donnelley Corp.
6.875%, 01/15/2013(b)	125,000	115,000
Station Casinos, Inc.
6.000%, 04/01/2012	62,000	58,048
TCI Communications, Inc.
8.750%, 08/01/2015	240,000	274,217
Technical Olympic USA, Inc.
9.000%, 07/01/2010	125,000	121,563
Thomson Corp.
6.200%, 01/05/2012	200,000	202,138
Time Warner, Inc.
6.875%, 05/01/2012	240,000	248,033
Viacom, Inc.
5.750%, 04/30/2011(b)	250,000	245,555
6.875%, 04/30/2036(b)	75,000	72,380

		4,056,934

CONSUMER STAPLES — 0.6%
Del Monte Corp.
6.750%, 02/15/2015	62,000	57,505
Land O Lakes Capital Trust I
7.450%, 03/15/2028(b)	125,000	97,500

		155,005

ENERGY — 6.7%
Canadian Oil Sands Ltd.
5.800%, 08/15/2013(b)	300,000	295,035
Chesapeake Energy Corporation
6.625%, 01/15/2016	125,000	116,250
Chesapeake Energy Corporation
7.625%, 07/15/2013	250,000	251,562
Energy Transfer Partners
5.950%, 02/01/2015	300,000	288,890
Newfield Exploration Co.
6.625%, 04/15/2016	125,000	117,813
Northwest Pipeline Corp.
8.125%, 03/01/2010	63,000	65,520
Pemex Project Funding Master Trust
8.000%, 11/15/2011	250,000	264,250
Pen Holdings, Inc.
9.875%, 06/15/2008(g)	63,000	38,430
Plains All American Pipeline LP
4.750%, 08/15/2009	250,000	241,584
SemGroup LP
8.750%, 11/15/2015(b)	63,000	62,685
Tesoro Corp.
6.625%, 11/01/2015(b)	63,000	59,693
Whiting Petroleum Corp.
7.250%, 05/01/2013	63,000	60,323

		1,862,035

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series
BOND PORTFOLIO	SCHEDULE OF INVESTMENTS

	PRINCIPAL
	AMOUNT	VALUE

FINANCIALS — 9.0%
Block Financial Corp.
5.125%, 10/30/2014	$210,000	$189,439
Bunge Ltd Finance Corp.
7.800%, 10/15/2012	300,000	324,293
Ford Motor Credit Co.
5.700%, 01/15/2010	150,000	131,391
General Motors Acceptance Corp.
7.750%, 01/19/2010	125,000	124,355
Health Care REIT, Inc.
8.000%, 09/12/2012	250,000	269,062
Host Marriott LP
6.750%, 06/01/2016(b)	125,000	119,219
Kinder Morgan Finance Corp.
5.700%, 01/05/2016	300,000	260,482
Mirant Americas Generation LLC
9.125%, 05/01/2031	125,000	121,250
Nationwide Health Properties, Inc.
6.000%, 05/20/2015	300,000	287,060
North Front Pass-through Trust
5.810%, 12/15/2024(b)(c)	340,000	323,253
R.H. Donnelley Finance Corp I
10.875%, 12/15/2012(b)	63,000	69,142
USF&G Capital II
8.470%, 01/10/2027	240,000	252,182
Ventas Realty LP
7.125%, 06/01/2015	37,000	37,000

		2,508,128

HEALTH CARE — 1.4%
Beckman Coulter, Inc.
6.875%, 11/15/2011	300,000	311,344
Davita, Inc.
7.250%, 03/15/2015	31,000	29,760
Genesis Healthcare Corp.
8.000%, 10/15/2013	62,000	64,868

		405,972

INDUSTRIALS — 4.3%
Ametek, Inc.
7.200%, 07/15/2008	250,000	254,316
DRS Technologies, Inc.
7.625%, 02/01/2018	32,000	31,840
Evergreen International Aviation, Inc.
12.000%, 05/15/2010	150,000	153,750
Tenneco Packaging, Inc.
8.125%, 06/15/2017	450,000	496,699
Teva Pharmaceutical Financial, LLC
5.550%, 02/01/2016	300,000	281,353

		1,217,958

MATERIALS — 4.7%
Boise Cascade LLC
7.943%, 10/15/2012(c)	32,000	31,840
Eastman Chemical Co.
6.300%, 11/15/2018	330,000	316,585
Falconbridge Ltd.
7.350%, 06/05/2012	125,000	130,206
Gannett Co., Inc.
5.750%, 06/01/2011	250,000	246,111
Lubrizol Corp.
7.250%, 06/15/2025	300,000	306,516
Temple Inland, Inc.
6.375%, 01/15/2016	250,000	247,006
Werner Holding Co, Inc.
10.000%, 11/15/2007(f)(g)	125,000	31,875

		1,310,139

TELECOMMUNICATION SERVICES — 5.4%
America Movil S.A. de C.V.
5.500%, 03/01/2014	250,000	230,986
Citizens Communications Co.
6.250%, 01/15/2013	125,000	118,125
Qwest Communications International, Inc.
7.500%, 02/15/2014	125,000	121,875
Sprint Capital Corp.
6.900%, 05/01/2019	250,000	256,846
Telefonica Emisones SAU
6.421%, 06/20/2016	230,000	229,523
TELUS Corp.
8.000%, 06/01/2011	250,000	270,725
Verizon Florida, Inc.
6.125%, 01/15/2013	300,000	293,015

		1,521,095

UTILITIES — 3.2%
The AES Corp.
9.375%, 09/15/2010	125,000	133,750
Calpine Corp.
9.875%, 12/01/2011(b)(g)	125,000	116,563
Edison Mission Energy
7.500%, 06/15/2013(b)	125,000	122,500
Kern River Funding Corp.
6.676%, 07/31/2016(b)	55,199	57,084
LCI International, Inc.
7.250%, 06/15/2007	62,000	61,845
Nevada Power Co.
6.500%, 04/15/2012	31,000	30,834
NRG Energy, Inc.
7.375%, 02/01/2016	125,000	121,875
Sierra Pacific Power Co.
6.250%, 04/15/2012	31,000	30,467
TXU Corp.
5.550%, 11/15/2014	250,000	226,754

		901,672

Total Corporate Bonds (Cost $14,444,185)		13,938,938

MORTGAGE BACKED SECURITIES — 36.9%
Banc of America Alternative Loan Trust
Series 2003-6, 4.750%, 08/25/2018	309,089	277,320
Series 2003-8, 4.750%, 10/25/2033	130,503	115,743
Banc of America Funding Corp.
Series 2003-2, 6.374%, 06/25/2032	207,872	205,758
Banc of America Mortgage Securities
Series 2004-7, 4.797%, 08/25/2019	283,090	256,581
Series 2001-4, 6.750%, 03/20/2031	199,285	198,962
Series 2002-G, 6.634%, 06/20/2032	91,734	92,289
Series 2004-6, 5.500%, 07/25/2034	183,821	179,241
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series
SCHEDULE OF INVESTMENTS	BOND PORTFOLIO

	PRINCIPAL
	AMOUNT	VALUE

MORTGAGE BACKED SECURITIES — 36.9% (Continued)
Chase Commercial Mortgage Securities Corp.
Series 97-2, 6.600%, 12/19/2029	$627,885	$634,348
Citicorp Mortgage Securities, Inc.
Series 2003-10, 4.500%, 11/25/2018	927,511	866,643
CS First Boston Mortgage Securities Corp.
Series 2002-24, 6.250%, 09/25/2032	153,963	151,466
Fannie Mae
Series 94-019, 5.000%, 01/25/2024	133,977	132,317
Series 2002-48B, 6.500%, 10/25/2031	1,769,952	1,783,264
Fannie Mae Pool
Pool #254438, 5.500%, 08/01/2009	120,203	118,974
Pool #555638, 5.000%, 11/01/2009	295,922	289,687
Pool #254643, 5.500%, 01/01/2010	153,116	151,550
Pool #555520, 5.500%, 02/01/2010	66,786	66,103
Pool #254340, 5.500%, 05/01/2012	130,732	129,667
Pool #545015, 6.000%, 06/01/2016	131,492	131,969
Pool #727360, 5.500%, 08/01/2018	739,955	727,411
Pool #481582, 6.500%, 02/01/2029	50,010	50,523
Freddie Mac
Series 2810, 5.500%, 06/15/2034	467,160	458,810
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	137,235	132,399
Pool #E9-9160, 4.500%, 09/01/2018	2,043,251	1,932,597
Pool #C7-6658, 5.000%, 02/01/2033	75,884	71,209
Ginnie Mae I Pool
Pool #446760X, 6.500%, 10/15/2028	79,573	80,803
GMAC Mortgage Corp Loan Trust
Series 2004-J1, 5.250%, 04/25/2034	156,873	154,438
MASTR Asset Securitization Trust
Series 2003-9, 5.500%, 10/25/2033	68,549	67,504
Residential Accredit Loans, Inc.
Series 2002-QS16, 5.750%, 10/25/2017	164,965	158,375
Residential Funding Mortgage Securities
Series 2003-S20, 4.750%, 12/25/2018	301,796	275,262
Salomon Brothers Mortgage Securities VII
Series 2003-HYB1, 4.125%, 09/25/2033	193,408	185,502
Structured Asset Securities Corp.
Series 2003-20, 5.384%, 07/25/2033	290,249	267,792

Total Mortgage Backed Securities (Cost $10,748,986)		10,344,507

U.S. TREASURY OBLIGATIONS — 5.4%
U.S. TREASURY NOTES — 5.4%
3.125%, 01/31/2007	$150,000	$148,142
3.500%, 11/15/2009	250,000	237,627
5.000%, 02/15/2011	250,000	249,385
5.000%, 08/15/2011	475,000	473,571
4.000%, 11/15/2012	200,000	187,984
3.625%, 05/15/2013	225,000	205,814

Total U.S. Treasury Obligations (Cost $1,577,788)		1,502,523

	SHARES	VALUE

WARRANTS — 0.1%
Arcadia(f)	192	$0
New World Pasta Company — Class A(f)	5,568	10,155
New World Pasta Company — Class B(f)	6,187	7,031

Total Warrants (Cost $0)		17,186

SHORT TERM INVESTMENTS — 2.0%
MONEY MARKET FUNDS — 0.6%
Northern Institutional Diversified Assets Portfolio	166,723	166,723

	PRINCIPAL
	AMOUNT	VALUE

FLOATING RATE NOTES —1.4%
Axa
5.130%, 02/06/2049	$450,000	$387,000

Total Short Term Investments (Cost $571,723)		553,723

TOTAL INVESTMENTS (Cost $28,541,848)(d) — 98.3%		27,517,886

NORTHERN INSTITUTIONAL LIQUID ASSETS PORTFOLIO(e) — 18.6%		5,207,982

LIABILITIES IN EXCESS OF OTHER ASSETS — (16.9)%		(4,732,154)

TOTAL NET ASSETS — 100.0%		$27,993,714

(a)	Non income producing security.

(b)	Security exempt from registration under Rule 144 (a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Variable rate security.

(d)	For federal income tax purposes, cost is $28,541,848 and gross unrealized appreciation and depreciation of securities as of June 30, 2006 was $237,863 and ($1,261,825), respectively, with a net appreciation / (depreciation) of ($1,023,962).

(e)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $5,497,971, $5,207,982, and $372,693, respectively.

(f)	Security is considered illiquid. The aggregate value of such securities is $160,894 or 0.6% of total net assets.

(g)	Security in default.
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series
BOND PORTFOLIO	FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

ASSETS
Investments in securities, at value	$27,517,886
Collateral for securities loaned, at fair value	5,207,982
Receivables:
Securities sold	147,608
Shares sold	33,456
Interest and dividends	338,373
Prepaid expenses and other	736

33,246,041

LIABILITIES
Payables:
Payable upon return of securities loaned	5,207,982
Advisory fees	10,818
Administration expenses	12,627
Directors’ fees	14
Custodian fees	1,128
Fund accounting fees	5,050
Professional fees	9,765
Bank overdraft	888
Other accrued expenses	4,055

5,252,327

NET ASSETS*
Paid-in capital	35,142,914
Accumulated net investments income / (loss)	151,807
Accumulated net realized gain / (loss) on investments and futures contracts	(6,277,045)
Net unrealized appreciation / (depreciation) on investments and futures contracts	(1,023,962)

$27,993,714

Investments at cost	28,541,848
Shares authorized ($.10 par value)	30,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS

		Shares
Share Class	Net Assets	Outstanding
Class I	$27,993,714	611,304	$45.79

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2005

Undistributed ordinary income	$148,521
Capital Loss Carryforward Expiring December 31:

2008	2009	2010	2011	2012
$(4,632,319)	$(119,441)	$(1,273,958)	—	$(75,650)
STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$884,068
Dividends	9,750
Other income	2,444

896,262

EXPENSES
Advisory fees	67,901
Administration expenses	14,447
Custodian fees and expenses	1,416
Fund accounting fees and expenses	9,413
Professional fees	6,090
Directors’ fees	1,205
Transfer agent fees	3,800
Other expenses	3,673

107,945

NET INVESTMENT INCOME / (LOSS)	788,317

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments and options	(175,676)
Net change in unrealized appreciation / (depreciation) on investments and futures contracts	(616,274)

NET REALIZED AND UNREALIZED GAIN / (LOSS)	(791,950)

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS	$(3,633)

TRANSACTIONS WITH AFFILIATES:

Percent of Current
Net Asset Value
Advisory	Administration	Expense
Fee	Fee(2)	Limit(1)	Waiver	Reimbursement

0.47%	0.10%	1.00%	$—	$—

(1)	The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

(2)	The Adviser has agreed to temporarily waive administration fees for the Bond Portfolio, to the extent that the Portfolio’s total expense ratio exceeds .75%.
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series
FINANCIAL STATEMENTS	BOND PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months
	Ended June 30,	Year Ended
	(Unaudited)	December 31,
	2006	2005

OPERATIONS
Net investment income / (loss)	$788,317	$1,719,705
Net realized gain / (loss) on investments and futures	(175,676)	12,263
Net change in unrealized appreciation / (depreciation) on investments	(616,274)	(1,033,336)

	(3,633)	698,632

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(785,031)	(1,532,165)

	(785,031)	(1,532,165)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	842,745	2,090,905
Reinvestment of distributions	785,031	1,532,165
Payments for shares redeemed	(3,628,056)	(8,306,480)

	(2,000,280)	(4,683,410)

NET INCREASE / (DECREASE) IN NET ASSETS	(2,788,944)	(5,516,943)
NET ASSETS
Beginning of period	30,782,658	36,299,601

End of period	$27,993,714	$30,782,658

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$151,807	$148,521

FUND SHARE TRANSACTIONS
Sold	18,129	43,801
Reinvestment of distributions	16,949	32,469
Redeemed	(77,681)	(174,528)

Net increase / (decrease) from fund share transactions	(42,603)	(98,258)

TOTAL COST OF PURCHASES OF:
Preferred and Common Stocks	$47,423	$395,207
U.S. Government Securities	1,532,380	1,399,196
Corporate Bonds	7,266,574	9,066,077

	$8,846,377	$10,860,480

TOTAL PROCEEDS FROM SALES OF:
Preferred and Common Stocks	$184,112	$100,249
U.S. Government Securities	3,799,071	4,282,208
Corporate Bonds	7,166,081	11,283,269

	$11,149,264	$15,665,726

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$785,031	$1,532,165

	$785,031	$1,532,165

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series
S&P 500 INDEX PORTFOLIO
Objective — Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor’s 500 Composite Stock Price Index (the “Index”).
Strategy — The Summit Pinnacle S&P 500 Index Portfolio (the “Portfolio”) will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.
Managers’ Comments:
For the period ended June 30, 2006, the Summit S&P 500 Index Portfolio’s total return was 2.54% (after waivers and reimbursements, but before the impact of any product or contract-level fees). This compares to a 2.71% total return for the S&P 500 Index. The difference of 0.17% is referred to as “tracking error” and is largely attributed to the Portfolio’s operating expenses. These expenses represent the Portfolio’s costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; broker’s commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio’s objectives and strategies call for a correlation of at least 95% between the Portfolio’s pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.
Fund Data

Managers:	Gary R. Rodmaker
Nick J. Kotsonis
Kevin P. Aug
Inception Date:	December 29, 1995
Total Net Assets:	$285.47 Million
No. of Holdings:	500
Median Cap Size:	$11,902 Million
Average Price-to-book Ratio:	2.70 x
Dividend Yield:	1.92%
Top 10 Equity Holdings

(% of net assets)
Exxon Mobil	3.18%
General Electric Co.	2.94%
Citigroup, Inc.	2.05%
Bank of America Corp.	1.88%
Microsoft Corp.	1.75%
Procter & Gamble Co.	1.56%
Johnson & Johnson	1.52%
Pfizer, Inc.	1.47%
American International Group, Inc.	1.31%
Altria Group, Inc.	1.31%
Sector Allocations

“Standard & Poor’s”, “S&P”, “S&P 500”, “Standard & Poor’s 500”, “500”, “S&P MidCap 400 Index”, and “Standard & Poor’s MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

Summit Mutual Funds, Inc. — Pinnacle Series

FINANCIAL HIGHLIGHTS	S&P 500 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

	For the Six Months
	Ended June 30,
	(Unaudited)		Year Ended December 31,
	2006		2005	2004	2003	2002	2001
Net asset value, beginning of period	$82.85		$80.48	$73.21	$57.82	$75.15	$102.95

Investment Activities:
Net investment income / (loss)	0.67		1.17	1.16 (2)	0.81	0.69	0.80
Net realized and unrealized gains / (losses)	1.45		2.39	6.41	15.17	(17.53)	(12.15)

Total from Investment Activities	2.12		3.56	7.57	15.98	(16.84)	(11.35)

DISTRIBUTIONS:
Net investment income	(1.25)		(1.19)	(0.30)	(0.59)	(0.38)	(0.55)
Net realized gains	—		—	—	—	(0.11)	(15.90)

Total Distributions	(1.25)		(1.19)	(0.30)	(0.59)	(0.49)	(16.45)

Net asset value, end of period	$83.72		$82.85	$80.48	$73.21	$57.82	$75.15

Total return	2.54%		4.52%	10.37%	27.98%	-22.55%	-12.39%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets — net(1)	0.39	%(3)	0.39%	0.40%	0.52%	0.57%	0.46%
Ratio of expenses to average net assets — gross	0.42	%(3)	0.49%	0.51%	0.54%	0.61%	0.47%
Ratio of net investment income / (loss) to average net assets	1.54	%(3)	1.49%	1.69%	1.25%	1.04%	0.88%
Portfolio turnover rate	1.99%		5.73%	1.59%	0.84%	10.51%	3.30%
Net assets, end of period (000’s)	$285,470		$290,666	$279,875	$79,766	$64,338	$92,639

(1)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(2)	Per share amounts are based on average shares outstanding.

(3)	Annualized.
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

S&P 500 INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 98.9%
CONSUMER DISCRETIONARY — 10.4%
Amazon.com, Inc.(a)	7,727	$298,880
Apollo Group, Inc.(a)	3,509	181,310
Autonation, Inc.(a)	3,821	81,922
Autozone, Inc.(a)	1,406	124,009
Bed Bath & Beyond, Inc.(a)	7,064	234,313
Best Buy Co., Inc.	9,842	539,735
Big Lots, Inc.(a)	2,879	49,173
The Black & Decker Corp.	1,935	163,430
Brunswick Corp.	2,460	81,795
Carnival Corp.	10,616	443,112
CBS Corporation	18,880	510,704
Centex Corp.	3,067	154,270
Circuit City Stores, Inc.	3,803	103,518
Clear Channel Communications, Inc.	12,304	380,809
Coach, Inc.(a)	9,576	286,322
Comcast Corp. — Class A(a)	51,654	1,691,152
Cooper Tire & Rubber Co.	1,549	17,256
D.R. Horton, Inc.	6,651	158,427
Darden Restaurants, Inc.	3,152	124,189
Dillard’s, Inc. — Class A	1,628	51,852
Dollar General Corp.	7,625	106,598
Dow Jones & Co., Inc.	1,488	52,095
The E.W. Scripps Company	2,100	90,594
Eastman Kodak Co.	7,024	167,031
eBay, Inc.(a)	28,269	827,999
Family Dollar Stores, Inc.	3,900	95,277
Federated Department Stores, Inc.	13,716	502,006
Ford Motor Co.	45,920	318,226
Fortune Brands, Inc.	3,692	262,169
Gannett Co., Inc.	5,950	332,784
The Gap, Inc.	13,451	234,047
General Motors Corp.	13,817	411,608
Genuine Parts Co.	4,402	183,387
The Goodyear Tire & Rubber Co.(a)	4,453	49,428
H&R Block, Inc.	8,034	191,691
Harley-Davidson, Inc.	6,567	360,463
Harman International Industries, Inc.	1,680	143,422
Harrah’s Entertainment, Inc.	4,644	330,560
Hasbro, Inc.	4,208	76,207
Hilton Hotels Corp.	8,266	233,762
The Home Depot, Inc.	50,517	1,808,003
International Game Technology	8,295	314,712
Interpublic Group of Companies, Inc.(a)	10,855	90,639
J.C. Penney Co., Inc. (Holding Co.)	5,893	397,836
Johnson Controls, Inc.	4,870	400,411
Jones Apparel Group, Inc.	2,751	87,454
KB Home	1,962	89,958
Kohl’s Corp.(a)	8,322	491,997
Leggett & Platt, Inc.	4,458	111,361
Lennar Corp.	3,518	156,094
Limited Brands, Inc.	8,388	214,649
Liz Claiborne, Inc.	2,714	100,581
Lowe’s Companies, Inc.	18,958	1,150,182
Marriott International, Inc. — Class A	8,108	309,077
Mattel, Inc.	9,709	160,296
McClatchy Co.	1	8
McDonald’s Corp.	30,464	1,023,590
The McGraw-Hill Companies, Inc.	8,747	439,362
Meredith Corp.	1,060	52,512
New York Times Co. — Class A	3,674	90,160
Newell Rubbermaid, Inc.	6,939	179,234
News Corp. — Class A	57,905	1,110,618
Nike, Inc. — Class B	4,728	382,968
Nordstrom, Inc.	5,264	192,136
Office Depot, Inc.(a)	7,034	267,292
OfficeMax, Inc.	1,789	72,902
Omnicom Group	4,170	371,505
Pulte Homes, Inc.	5,209	149,967
RadioShack Corp.	3,396	47,544
Sears Holdings Corp.(a)	2,372	367,280
The Sherwin-Williams Co.	2,772	131,615
Snap-on, Inc.	1,462	59,094
The Stanley Works	1,836	86,696
Staples, Inc.	17,796	432,799
Starbucks Corp.(a)	18,758	708,302
Starwood Hotels & Resorts Worldwide, Inc.	5,392	325,353
Target Corp.	21,102	1,031,255
Tiffany & Co.	3,602	118,938
Time Warner, Inc.	104,715	1,811,570
The TJX Companies, Inc.	11,175	255,461
Tribune Co.	6,287	203,887
Univision Communications, Inc.(a)	5,635	188,773
VF Corp.	2,259	153,431
Viacom, Inc. — Class B(a)	17,623	631,608
The Walt Disney Co.	53,660	1,609,800
Wendy’s International, Inc.	2,922	170,323
Whirlpool Corp.	1,930	159,515
Yum! Brands, Inc.	6,647	334,145

		29,688,425

CONSUMER STAPLES — 9.5%
Alberto-Culver Co.	1,907	92,909
Altria Group, Inc.	51,034	3,747,427
Anheuser-Busch Companies, Inc.	18,888	861,104
Archer-Daniels-Midland Co.	15,991	660,109
Avon Products, Inc.	11,009	341,279
Brown-Forman Corp. — Class B	2,099	149,974
Campbell Soup Co.	4,678	173,601
Clorox Co.	3,837	233,942
The Coca-Cola Co.	50,102	2,155,388
Coca-Cola Enterprises, Inc.	7,422	151,186
Colgate-Palmolive Co.	12,577	753,362
ConAgra Foods, Inc.	12,699	280,775
Constellation Brands, Inc. — Class A(a)	4,957	123,925
Costco Wholesale Corp.	11,519	658,080
CVS Corp.	20,009	614,276
Dean Foods Co.(a)	3,400	126,446
The Estee Lauder Companies Inc.	3,020	116,783
General Mills, Inc.	8,701	449,494
The Hershey Co.	4,478	246,603
HJ Heinz Co.	8,190	337,592
Kellogg Co.	5,960	288,643
Kimberly-Clark Corp.	11,240	693,508
The Kroger Co.	17,691	386,725
McCormick & Co., Inc.	3,386	113,600
Molson Coors Brewing Co. — Class B	1,447	98,222
Pepsi Bottling Group, Inc.	3,280	105,452
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

SCHEDULE OF INVESTMENTS	S&P 500 INDEX PORTFOLIO

	SHARES	VALUE

CONSUMER STAPLES — 9.5% (Continued)
PepsiCo, Inc.	40,387	$2,424,835
Procter & Gamble Co.	80,199	4,459,064
Reynolds American, Inc.	2,162	249,279
Safeway, Inc.	11,005	286,130
Sara Lee Corp.	18,589	297,796
SUPERVALU, Inc.	5,128	157,430
Sysco Corp.	15,122	462,128
Tyson Foods, Inc. — Class A	6,344	94,272
UST, Inc.	3,946	178,320
Walgreen Co.	24,688	1,107,010
Wal-Mart Stores, Inc.	61,108	2,943,572
Whole Foods Market, Inc.	3,550	229,472
Wm. Wrigley Jr. Co.	5,427	246,169

		27,095,882

ENERGY — 10.0%
Anadarko Petroleum Corp.	11,202	534,223
Apache Corp.	8,074	551,051
Baker Hughes, Inc.	8,331	681,892
BJ Services Co.	7,862	292,938
Chesapeake Energy Corp.	8,900	269,225
Chevron Corp.	54,182	3,362,535
ConocoPhillips	40,349	2,644,070
Devon Energy Corp.	10,756	649,770
El Paso Corp.	16,606	249,090
EOG Resources, Inc.	6,058	420,062
Exxon Mobil Corp.	147,870	9,071,825
Halliburton Co.	12,616	936,233
Hess Corp.	6,060	320,271
Kerr-McGee Corp.	5,553	385,101
Kinder Morgan, Inc.	2,694	269,104
Marathon Oil Corp.	8,858	737,871
Murphy Oil Corp.	4,151	231,875
Nabors Industries Ltd.(a)	7,586	256,331
National-Oilwell Varco, Inc.(a)	4,385	277,658
Noble Corp.	3,458	257,344
Occidental Petroleum Corp.	10,471	1,073,801
Rowan Companies, Inc.	2,755	98,050
Schlumberger Ltd.	28,842	1,877,903
Sunoco, Inc.	3,327	230,528
Transocean, Inc.(a)	7,943	637,982
Valero Energy Corp.	15,047	1,000,926
Weatherford International Ltd.(a)	8,524	422,961
Williams Companies, Inc.	14,440	337,318
XTO Energy, Inc.	8,902	394,092

		28,472,030

FINANCIALS — 21.2%
ACE Ltd.	8,119	410,740
AFLAC, Inc.	12,192	565,099
The Allstate Corp.	15,538	850,395
AMBAC Financial Group, Inc.	2,705	219,375
American Express Co.	30,155	1,604,849
American International Group, Inc.	63,493	3,749,262
Ameriprise Financial, Inc.	5,976	266,948
AmSouth Bancorp	8,462	223,820
AON Corp.	7,791	271,283
Apartment Investment & Management Co.	2,415	104,932
Archstone-Smith Trust	5,355	272,409
Bank of America Corp.	111,555	5,365,795
The Bank of New York Co., Inc.	18,868	607,550
BB&T Corp.	13,378	556,391
The Bear Stearns Companies, Inc.	3,005	420,940
Boston Properties, Inc.	2,330	210,632
Capital One Financial Corp.	7,544	644,635
The Charles Schwab Corp.	25,217	402,968
Chubb Corp.	9,985	498,251
Cincinnati Financial Corp.	4,421	207,831
CIT Group, Inc.	4,986	260,718
Citigroup, Inc.	121,522	5,862,221
Comerica, Inc.	4,069	211,547
Commerce Bancorp, Inc.	4,600	164,082
Compass Bancshares, Inc.	3,145	174,862
Countrywide Financial Corp.	15,045	572,914
E*Trade Financial Corp.(a)	10,308	235,229
Equity Office Properties Trust	8,949	326,728
Equity Residential	7,260	324,740
Fannie Mae	23,666	1,138,335
Federated Investors, Inc.	2,142	67,473
Fifth Third Bancorp	13,601	502,557
First Horizon National Corp.	3,164	127,193
Franklin Resources, Inc.	3,755	325,972
Freddie Mac	16,891	962,956
Genworth Financial, Inc.	8,916	310,633
Golden West Financial Corp.	6,418	476,216
The Goldman Sachs Group, Inc.	10,560	1,588,541
Hartford Financial Services Group, Inc.	7,566	640,084
Huntington Bancshares, Inc.	5,998	141,433
J.P. Morgan Chase & Co.	84,939	3,567,438
Janus Capital Group, Inc.	5,173	92,597
KeyCorp	9,882	352,590
Kimco Realty Corp.	5,335	194,674
Legg Mason, Inc.	3,140	312,493
Lehman Brothers Holdings, Inc.	13,086	852,553
Lincoln National Corp.	7,130	402,417
Loews Corp.	9,926	351,877
M&T Bank Corp.	2,043	240,911
Marsh & McLennan Companies, Inc.	13,433	361,213
Marshall & Ilsley Corp.	5,356	244,983
MBIA, Inc.	3,390	198,484
Mellon Financial Corp.	10,111	348,122
Merrill Lynch & Co., Inc.	22,593	1,571,569
Metlife, Inc.	18,541	949,485
MGIC Investment Corp.	2,186	142,090
Moody’s Corp.	6,072	330,681
Morgan Stanley	26,182	1,654,964
National City Corp.	13,262	479,952
North Fork Bancorporation, Inc.	11,370	343,033
Northern Trust Corp.	4,694	259,578
Plum Creek Timber Co., Inc.	4,653	165,181
PNC Financial Services Group	7,366	516,872
Principal Financial Group, Inc.	6,770	376,750
The Progressive Corp.	19,132	491,884
Prologis	6,087	317,254
Prudential Financial, Inc.	12,030	934,731
Public Storage, Inc.	2,090	158,631
Regions Financial Corp.	11,145	369,122
Safeco Corp.	2,913	164,147
Simon Property Group, Inc.	4,570	379,036
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

S&P 500 INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE

FINANCIALS — 21.2% (Continued)
SLM Corp.	10,044	$531,528
Sovereign Bancorp, Inc.	9,202	186,897
The St. Paul Travelers Companies, Inc.	17,025	758,974
State Street Corp.	8,262	479,940
SunTrust Banks, Inc.	8,888	677,799
Synovus Financial Corp.	7,869	210,732
T. Rowe Price Group, Inc.	6,564	248,185
Torchmark Corp.	2,639	160,240
UnumProvident Corp.	7,510	136,156
US Bancorp	43,515	1,343,743
Vornado Realty Trust	2,982	290,894
Wachovia Corp.	39,319	2,126,371
Washington Mutual, Inc.	23,486	1,070,492
Wells Fargo & Co.	41,066	2,754,707
XL Capital Ltd. — Class A	4,356	267,023
Zions Bancorporation	2,588	201,709

		60,439,241

HEALTH CARE — 12.1%
Abbott Laboratories	37,310	1,627,089
Aetna, Inc.	13,861	553,470
Allergan, Inc.	3,693	396,111
AmerisourceBergen Corp.	5,250	220,080
Amgen, Inc. (a)	28,825	1,880,255
Applera Corp. — Applied Biosystems Group	4,579	148,131
Barr Pharmaceuticals, Inc. (a)	2,730	130,194
Bausch & Lomb, Inc.	1,360	66,694
Baxter International, Inc.	16,195	595,328
Becton, Dickinson & Co.	6,183	377,967
Biogen Idec, Inc. (a)	8,547	395,983
Biomet, Inc.	6,014	188,178
Boston Scientific Corp. (a)	29,681	499,828
Bristol-Myers Squibb Co.	48,076	1,243,245
C.R. Bard, Inc.	2,663	195,091
Cardinal Health, Inc.	10,208	656,681
Caremark Rx, Inc. (a)	10,813	539,244
CIGNA Corp.	3,024	297,894
Coventry Health Care, Inc. (a)	4,074	223,826
Eli Lilly & Co.	27,626	1,526,889
Express Scripts, Inc. (a)	3,659	262,497
Fisher Scientific International, Inc. (a)	3,084	225,286
Forest Laboratories, Inc. (a)	8,147	315,207
Genzyme Corp. (a)	6,507	397,252
Gilead Sciences, Inc. (a)	11,123	658,037
HCA, Inc.	9,973	430,335
Health Management Associates, Inc. — Class A	5,888	116,052
Hospira, Inc. (a)	3,819	163,988
Humana, Inc. (a)	4,108	220,600
IMS Health, Inc.	4,976	133,606
Johnson & Johnson	72,368	4,336,291
King Pharmaceuticals, Inc. (a)	5,924	100,708
Laboratory Corp. Of America Holdings (a)	3,130	194,780
Manor Care, Inc.	2,000	93,840
McKesson Corp.	7,433	351,432
Medco Health Solutions, Inc. (a)	7,373	422,325
MedImmune, Inc. (a)	6,230	168,833
Medtronic, Inc.	29,512	1,384,703
Merck & Co., Inc.	53,356	1,943,759
Millipore Corp. (a)	1,304	82,139
Mylan Laboratories, Inc.	5,144	102,880
Patterson Companies, Inc. (a)	3,542	123,722
PerkinElmer, Inc.	3,294	68,845
Pfizer, Inc.	179,159	4,204,862
Quest Diagnostics, Inc.	4,064	243,515
Schering-Plough Corp.	36,197	688,829
St. Jude Medical, Inc. (a)	8,825	286,106
Stryker Corp.	7,149	301,044
Tenet Healthcare Corp. (a)	11,503	80,291
Thermo Electron Corp. (a)	4,087	148,113
UnitedHealth Group, Inc.	32,936	1,474,874
Waters Corp. (a)	2,611	115,928
Watson Pharmaceuticals, Inc. (a)	2,636	61,366
Wellpoint, Inc. (a)	15,581	1,133,829
Wyeth	32,895	1,460,867
Zimmer Holdings, Inc. (a)	6,241	353,990

		34,612,909

INDUSTRIALS — 11.6%
3M Co.	18,433	1,488,833
Allied Waste Industries, Inc. (a)	5,518	62,685
American Power Conversion Corp.	4,325	84,294
American Standard Companies, Inc.	4,455	192,768
Avery Dennison Corp.	2,794	162,220
Boeing Co.	19,542	1,600,685
Burlington Northern Santa Fe Corp.	8,915	706,514
Caterpillar, Inc.	16,366	1,218,940
Cendant Corp.	24,446	398,225
Cintas Corp.	3,491	138,802
Cooper Industries Ltd. — Class A	2,342	217,619
CSX Corp.	5,487	386,504
Cummins, Inc.	1,176	143,766
Danaher Corp.	5,926	381,160
Deere & Co.	5,917	494,010
Dover Corp.	5,121	253,131
Eaton Corp.	3,728	281,091
Emerson Electric Co.	10,035	841,033
Equifax, Inc.	3,294	113,116
FedEx Corp.	7,633	891,992
Fluor Corp.	2,194	203,888
General Dynamics Corp.	9,999	654,535
General Electric Co.	254,211	8,378,795
Goodrich Corp.	3,075	123,892
Honeywell International, Inc.	20,251	816,115
Illinois Tool Works, Inc.	10,316	490,010
Ingersoll-Rand Company Ltd. — Class A	8,179	349,898
ITT Industries, Inc.	4,690	232,155
L-3 Communications Holdings, Inc.	3,001	226,335
Lockheed Martin Corp.	8,657	621,053
Masco Corp.	9,708	287,745
Monster Worldwide, Inc. (a)	3,080	131,393
Navistar International Corp. (a)	1,560	38,392
Norfolk Southern Corp.	10,239	544,920
Northrop Grumman Corp.	8,405	538,424
Paccar, Inc.	4,233	348,715
Pall Corp.	3,146	88,088
Parker Hannifin Corp.	3,027	234,895
Pitney Bowes, Inc.	5,427	224,135
Raytheon Co.	10,907	486,125
Robert Half International, Inc.	4,282	179,844
Rockwell Automation, Inc.	4,427	318,788
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

SCHEDULE OF INVESTMENTS	S&P 500 INDEX PORTFOLIO

	SHARES	VALUE

INDUSTRIALS — 11.6% (Continued)
Rockwell Collins, Inc.	4,352	$243,146
RR Donnelley & Sons Co.	5,392	172,274
Ryder System, Inc.	1,519	88,755
Southwest Airlines Co.	17,272	282,743
Textron, Inc.	3,179	293,040
Tyco International Ltd.	49,775	1,368,813
Union Pacific Corp.	6,675	620,508
United Parcel Service, Inc. — Class B	26,513	2,182,815
United Technologies Corp.	24,710	1,567,108
W.W. Grainger, Inc.	1,916	144,141
Waste Management, Inc.	13,327	478,173

		33,017,044

INFORMATION TECHNOLOGY — 14.4%
ADC Telecommunications, Inc.(a)	2,946	49,670
Adobe Systems, Inc.(a)	14,633	444,258
Advanced Micro Devices, Inc.(a)	11,827	288,815
Affiliated Computer Services, Inc. — Class A(a)	2,938	151,630
Agilent Technologies, Inc.(a)	10,357	326,867
Altera Corp.(a)	8,782	154,124
Analog Devices, Inc.	8,825	283,635
Andrew Corp.(a)	3,902	34,572
Apple Computer, Inc.(a)	20,790	1,187,525
Applied Materials, Inc.	38,242	622,580
Autodesk, Inc.(a)	5,766	198,696
Automatic Data Processing, Inc.	14,087	638,845
Avaya, Inc.(a)	10,055	114,828
BMC Software, Inc.(a)	5,204	124,376
Broadcom Corp. — Class A(a)	10,931	328,477
CA, Inc.	11,157	229,276
Ciena Corp.(a)	14,363	69,086
Cisco Systems, Inc.(a)	149,197	2,913,817
Citrix Systems, Inc.(a)	4,519	181,393
Computer Sciences Corp.(a)	4,673	226,360
Compuware Corp.(a)	9,236	61,881
Comverse Technology, Inc.(a)	5,091	100,649
Convergys Corp.(a)	3,542	69,069
Corning, Inc.(a)	38,084	921,252
Dell, Inc.(a)	55,541	1,355,756
Electronic Arts, Inc.(a)	7,607	327,405
Electronic Data Systems Corp.	12,855	309,291
EMC Corp.(a)	57,840	634,505
First Data Corp.	18,715	842,924
Fiserv, Inc.(a)	4,295	194,821
Freescale Semiconductor, Inc. — Class B(a)	9,921	291,677
Gateway, Inc.(a)	6,673	12,679
Google, Inc.(a)	5,174	2,169,613
Hewlett-Packard Co.	68,197	2,160,481
Intel Corp.	142,167	2,694,065
International Business Machines Corp.	37,902	2,911,632
Intuit, Inc.(a)	4,177	252,249
Jabil Circuit, Inc.	4,460	114,176
JDS Uniphase Corp.(a)	41,333	104,572
Juniper Networks, Inc.(a)	14,000	223,860
KLA-Tencor Corp.	4,997	207,725
Lexmark International, Inc. — Class A(a)	2,708	151,188
Linear Technology Corp.	7,426	248,697
LSI Logic Corp.(a)	9,866	88,301
Lucent Technologies, Inc.(a)	109,940	266,055
Maxim Integrated Products, Inc.	8,007	257,105
Micron Technology, Inc.(a)	16,436	247,526
Microsoft Corp.	214,489	4,997,594
Molex, Inc.	3,665	123,034
Motorola, Inc.	60,366	1,216,375
National Semiconductor Corp.	8,441	201,318
NCR Corp.(a)	4,546	166,565
Network Appliance, Inc.(a)	9,148	322,924
Novell, Inc.(a)	8,286	54,936
Novellus Systems, Inc.(a)	3,110	76,817
NVIDIA Corp.(a)	8,550	182,029
Oracle Corp.(a)	94,682	1,371,942
Parametric Technology Corp.(a)	2,789	35,448
Paychex, Inc.	8,170	318,467
PMC — Sierra, Inc.(a)	4,609	43,325
QLogic Corp.(a)	4,128	71,167
QUALCOMM, Inc.	40,975	1,641,868
Sabre Holdings Corp. — Class A	3,316	72,952
SanDisk Corp.(a)	4,599	234,457
Sanmina-SCI Corporation(a)	13,023	59,906
Solectron Corp.(a)	22,414	76,656
Sun Microsystems, Inc.(a)	85,484	354,759
Symantec Corp.(a)	25,314	393,380
Symbol Technologies, Inc.	6,327	68,268
Tektronix, Inc.	2,137	62,871
Tellabs, Inc.(a)	10,959	145,864
Teradyne, Inc.(a)	4,976	69,316
Texas Instruments, Inc.	38,066	1,153,019
Unisys Corp.(a)	8,384	52,652
VeriSign, Inc.(a)	6,103	141,406
Xerox Corp.(a)	22,443	312,182
Xilinx, Inc.	8,399	190,237
Yahoo!, Inc.(a)	30,644	1,011,252

		41,010,970

MATERIALS — 3.1%
Air Products & Chemicals, Inc.	5,607	358,399
Alcoa, Inc.	21,273	688,394
Allegheny Technologies, Inc.	2,128	147,343
Ashland, Inc.	1,877	125,196
Ball Corp.	2,640	97,786
Bemis Co.	2,704	82,796
Consol Energy, Inc.	4,500	210,240
The Dow Chemical Co.	23,511	917,634
Eastman Chemical Co.	2,061	111,294
Ecolab, Inc.	4,452	180,662
EI Du Pont de Nemours & Co.	22,522	936,915
Freeport-McMoRan Copper & Gold, Inc. — Class B	4,597	254,720
Hercules, Inc.(a)	2,852	43,522
International Flavors & Fragrances, Inc.	2,065	72,771
International Paper Co.	12,048	389,150
Louisiana-Pacific Corp.	2,685	58,802
MeadWestvaco Corp.	4,429	123,702
Monsanto Co.	6,763	569,377
Newmont Mining Corp.	11,156	590,487
Nucor Corp.	7,617	413,222
Pactiv Corp.(a)	3,637	90,016
Phelps Dodge Corp.	5,087	417,948
PPG Industries, Inc.	4,130	272,580
Praxair, Inc.	7,899	426,546
Rohm & Haas Co.	3,677	184,291
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

S&P 500 INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE

MATERIALS — 3.1% (Continued)
Sealed Air Corp.	2,096	$109,160
Sigma-Aldrich Corp.	1,707	123,996
Temple-Inland, Inc.	2,857	122,480
United States Steel Corp.	2,725	191,077
Vulcan Materials Co.	2,587	201,786
Weyerhaeuser Co.	6,140	382,215

		8,894,507

TELECOMMUNICATION SERVICES — 3.3%
Alltel Corp.	9,646	615,704
AT&T, Inc.	94,987	2,649,187
BellSouth Corp.	44,220	1,600,764
CenturyTel, Inc.	2,967	110,224
Citizens Communications Co.	7,942	103,643
Embarq Corp. (a)	3,720	152,483
Qwest Communications International, Inc. (a)	38,308	309,912
Sprint Nextel Corp.	72,807	1,455,412
Verizon Communications, Inc. (d)	71,319	2,388,473

		9,385,802

UTILITIES — 3.3%
The AES Corp. (a)	16,090	296,860
Allegheny Energy, Inc. (a)	4,116	152,580
Ameren Corp.	5,154	260,277
American Electric Power Co., Inc.	9,631	329,862
Centerpoint Energy, Inc.	7,811	97,638
CMS Energy Corp. (a)	5,546	71,765
Consolidated Edison, Inc.	6,171	274,239
Constellation Energy Group, Inc.	4,501	245,395
Dominion Resources, Inc.	8,494	635,266
DTE Energy Co.	4,498	183,249
Duke Energy Corporation	30,194	886,798
Dynegy, Inc. — Class A (a)	7,604	41,594
Edison International	7,963	310,557
Entergy Corp.	5,250	371,438
Exelon Corp.	16,341	928,659
FirstEnergy Corp.	8,069	437,420
FPL Group, Inc.	9,948	411,648
KeySpan Corp.	4,408	$178,083
Nicor, Inc.	1,117	46,356
NiSource, Inc.	6,667	145,607
Peoples Energy Corp.	965	34,653
PG&E Corp.	8,644	339,536
Pinnacle West Capital Corp.	2,498	99,695
PPL Corp.	9,303	300,487
Progress Energy, Inc.	6,340	271,796
Public Service Enterprise Group, Inc.	6,315	417,548
Sempra Energy	6,478	294,619
The Southern Co.	18,142	581,451
TECO Energy, Inc.	5,257	78,540
TXU Corp.	11,304	675,866
Xcel Energy, Inc.	9,910	190,074

		9,589,556

Total Common Stock (Cost $225,618,295)		282,206,366

SHORT TERM INVESTMENTS (d)— 1.1%
MONEY MARKET FUNDS — 1.0%
Northern Institutional Diversified Assets Portfolio	2,876,481	2,876,481

	PRINCIPAL
	AMOUNT	VALUE

U.S. TREASURY BILLS — 0.1% 4.800%, 09/14/2006	$350,000	$346,637

Total Short Term Investments (Cost $3,223,014)		3,223,118

TOTAL INVESTMENTS (Cost $228,841,309) (b) — 100.0%		285,429,484

NORTHERN INSTITUTIONAL LIQUID ASSET PORTFOLIO(c) — 4.7%		13,398,025

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(13,357,773)

TOTAL NET ASSETS — 100.0%		$285,469,736

(a)	Non income producing security.

(b)	For federal income tax purposes, cost is $229,531,970 and gross unrealized appreciation and depreciation of securities as of June 30, 2006 was $66,111,382 and ($10,213,868), respectively, with a net appreciation / (depreciation) of $55,897,514.

(c)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $17,528,343, $13,398,025, and $4,503,657, respectively.

(d)	Securities and other assets with an aggregate value of $3,518,350 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2006:

		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)

S&P 500 Index (09/06)	11	$47,261
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

FINANCIAL INVESTMENTS	S&P 500 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

ASSETS
Investments in securities, at value	$285,429,484
Collateral for securities loaned, at fair value	13,398,025
Receivables:
Shares sold	8,645
Securities sold	35,224
Interest and dividends	329,569
Prepaid expenses and other	5,645

299,206,592

LIABILITIES
Payables:
Shares redeemed	130,804
Payable upon return of securities loaned	13,398,025
Advisory fees	67,210
Administration expenses	24,411
Directors’ fees	260
Custodian fees	9,833
Fund accounting fees	2,289
Professional fees	19,422
Royalty fees	56,834
Variation margin	8,800
Other accrued expenses	18,968

13,736,856

NET ASSETS*
Paid-in capital	231,660,749
Accumulated net investments income / (loss)	1,566,136
Accumulated net realized gain / (loss) on investments and futures contracts	(4,392,585)
Net unrealized appreciation / (depreciation) on investments and futures contracts	56,635,436

$285,469,736

Investments at cost	$228,841,309

Shares authorized ($.10 par value)	30,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS

		Shares
Share Class	Net Assets	Outstanding
Class I	$285,469,736	3,409,731	$83.72

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2005

Undistributed ordinary income	$3,650,855
Unrealized appreciation	$50,147,959
Capital Loss Carryforward Expiring December 31:

2010	2011	2012	2013
$ (1,959,815)	$—	$—	$ (1,007,716)
STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$34,968
Dividends	2,779,275
Other income	9,485

2,823,728

EXPENSES
Advisory fees	366,514
Administration expenses	146,606
Custodian fees and expenses	12,333
Fund accounting fees and expenses	8,019
Professional fees	13,687
Directors’ fees	12,226
Transfer agent fees	4,142
Royalty fee	21,720
Other expenses	23,630

608,877
Reimbursements and waivers	(37,115)

571,762

NET INVESTMENT INCOME / (LOSS)	2,251,966

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments and options	(771,440)
Net realized gain / (loss) on futures contracts	2,035

(769,405)

Net change in unrealized appreciation / (depreciation) on investments and futures contracts	5,831,829

NET REALIZED AND UNREALIZED GAIN / (LOSS)	5,062,424

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS	$7,314,390

TRANSACTIONS WITH AFFILIATES:

Percent of Current
Net Asset Value
Advisory	Administration	Expense
Fee	Fee	Limit(1)(2)	Waiver	Reimbursement

0.25%	0.10%	0.30%	$37,115	$—

(1)	The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

(2)	The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses of the portfolio to the extent necessary, to limit all expenses to 0.39% of the average daily net assets of the portfolio until December 31, 2006.
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

S&P 500 INDEX PORTFOLIO	FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months
	Ended June 30,	Year Ended
	(Unaudited)	December 31,
	2006	2005

OPERATIONS
Net investment income / (loss)	$2,251,966	$4,145,303
Net realized gain / (loss) on investments and futures	(769,405)	(1,290,978)
Net change in unrealized appreciation / (depreciation) on investments	5,831,829	9,592,113

	7,314,390	12,446,438

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(4,336,685)	(4,182,243)

	(4,336,685)	(4,182,243)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	7,984,931	29,718,045
Reinvestment of distributions	4,336,685	4,182,243
Payments for shares redeemed	(20,495,272)	(31,374,244)

	(8,173,656)	2,526,044

NET INCREASE / (DECREASE) IN NET ASSETS	(5,195,951)	10,790,239
NET ASSETS
Beginning of period	290,665,687	279,875,448

End of period	$285,469,736	$290,665,687

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$1,566,136	$3,650,855

FUND SHARE TRANSACTIONS
Sold	94,077	370,255
Reinvestment of distributions	51,092	53,881
Redeemed	(243,661)	(393,310)

Net increase / (decrease) from fund share transactions	(98,492)	30,826

TOTAL COST OF PURCHASES OF:
Common Stocks	$5,825,439	$17,809,090

	$5,825,439	$17,809,090

TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$16,336,506	$15,832,047

	$16,336,506	$15,832,047

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$4,336,685	$4,182,243

	$4,336,685	$4,182,243

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series
S&P MIDCAP 400 INDEX PORTFOLIO
Objective – Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor’s MidCap 400 Composite Stock Index (the “Index”).
Strategy – The Summit Pinnacle S&P MidCap 400 Index Portfolio (the “Portfolio”) will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.
Managers’ Comments:
For the period ended June 30, 2006, the Summit S&P MidCap 400 Index Portfolio’s total return was 3.97% (before the impact of any product or contract-level fees). This compares to a 4.24% total return for the S&P MidCap 400 Index. The difference of 0.27% is referred to as “tracking error” and is largely attributed to the Portfolio’s operating expenses. These expenses represent the Portfolio’s costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; broker’s commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio’s objectives and strategies call for a correlation of at least 95% between the Portfolio’s pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.
Fund Data

Managers:	Gary R. Rodmaker
Nick J. Kotsonis
Kevin P. Aug
Inception Date:	May 3, 1999
Total Net Assets:	$138.91 Million
No. of Holdings:	400
Median Cap Size:	$2,681 Million
Average Price-to-book Ratio:	2.52 x
Dividend Yield:	1.22%
Top 10 Equity Holdings

(% of net assets)
Peabody Energy Corp.	1.28%
Expeditors International Washington, Inc.	1.04%
Cognizant Technology Solutions Corp.	0.81%
C.H. Robinson Worldwide, Inc.	0.79%
Smith International, Inc.	0.78%
Noble Energy, Inc.	0.72%
Precision Castparts Corp.	0.70%
Microchip Technology, Inc.	0.62%
ENSCO International, Inc.	0.61%
Questar Corp.	0.60%
Sector Allocations

Summit Mutual Funds, Inc. — Pinnacle Series

S&P MIDCAP 400 INDEX PORTFOLIO	FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

	For the Six Months
	Ended June 30,
	(Unaudited)		Year Ended December 31,
	2006		2005	2004	2003	2002	2001

Net asset value, beginning of period	$66.08		$60.76	$52.62	$39.29	$46.70	$59.55

Investment Activities:
Net investment income / (loss)	0.40		0.52	0.35 (2)	0.29	0.22	0.30
Net realized and unrealized gains / (losses)	2.28		6.50	7.93	13.28	(7.25)	(1.00)

Total from Investment Activities	2.68		7.02	8.28	13.57	(7.03)	(0.70)

DISTRIBUTIONS:
Net investment income	(0.59)		(0.33)	(0.14)	(0.24)	(0.23)	(0.20)
Net realized gains	(2.57)		(1.37)	—	—	(0.15)	(11.95)

Total Distributions	(3.16)		(1.70)	(0.14)	(0.24)	(0.38)	(12.15)

Net asset value, end of period	$65.60		$66.08	$60.76	$52.62	$39.29	$46.70

Total return	3.97%		11.94%	15.76%	34.74%	-15.15%	-1.25%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net(1)	0.52	%(3)	0.54%	0.56%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets – gross	0.52	%(3)	0.54%	0.56%	0.67%	0.81%	0.82%
Ratio of net investment income / (loss) to average net assets	1.26	%(3)	0.91%	0.68%	0.58%	0.53%	0.65%
Portfolio turnover rate	7.01%		19.07%	15.08%	8.54%	27.73%	18.57%
Net assets, end of period (000’s)	$138,911		$127,372	$99,775	$39,944	$23,180	$20,588

(1)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(2)	Per share amounts are based on average shares outstanding.

(3)	Annualized.
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

SCHEDULE OF INVESTMENTS	S&P MIDCAP 400 INDEX PORTFOLIO
JUNE 30, 2006 (Unaudited)

	SHARES	VALUE

COMMON STOCKS — 95.1%
CONSUMER DISCRETIONARY — 13.7%
99 Cents Only Stores(a)	5,794	$60,605
Abercrombie & Fitch Co. — Class A	10,580	586,449
Advance Auto Parts, Inc.	13,074	377,839
Aeropostale, Inc.(a)	6,565	189,663
American Eagle Outfitters, Inc.	15,888	540,828
American Greetings Corp. — Class A	6,844	143,792
AnnTaylor Stores Corp.(a)	8,784	381,050
Applebee’s International, Inc.	8,979	172,576
ArvinMeritor, Inc.	8,508	146,252
Bandag, Inc.	1,411	51,628
Barnes & Noble, Inc.	6,361	232,176
Beazer Homes USA, Inc.	4,967	227,836
Belo Corp.	11,031	172,084
Blyth, Inc.	3,221	59,460
Bob Evans Farms, Inc.	4,334	130,063
Borders Group, Inc.	8,065	148,880
BorgWarner, Inc.	6,916	450,232
Boyd Gaming Corp.	5,278	213,020
Brinker International, Inc.	10,354	375,850
Callaway Golf Co.	7,932	103,037
Career Education Corp.(a)	11,864	354,615
Carmax, Inc.(a)	12,659	448,888
Catalina Marketing Corp.	4,738	134,843
CBRL Group, Inc.	3,668	124,419
The Cheesecake Factory, Inc.(a)	9,526	256,726
Chico’s FAS, Inc.(a)	21,869	590,026
Claire’s Stores, Inc.	11,997	306,043
Corinthian Colleges, Inc.(a)	10,386	149,143
DeVry, Inc.(a)	7,072	155,372
Dollar Tree Stores, Inc.(a)	12,849	340,498
Emmis Communications Corp. — Class A(a)	4,458	69,723
Entercom Communications Corp.	4,180	109,349
Foot Locker, Inc.	18,842	461,441
Furniture Brands International, Inc.	6,143	128,020
GameStop Corp.(a)	6,901	289,842
Gentex Corp.	18,670	261,380
GTECH Holdings Corp.	15,271	531,125
Harte-Hanks, Inc.	6,860	175,890
Hovnanian Enterprises, Inc. — Class A(a)	4,322	130,006
International Speedway Corp. — Class A	4,254	197,258
ITT Educational Services, Inc.(a)	4,310	283,641
Laureate Education, Inc.(a)	6,025	256,846
Lear Corp.	8,112	180,167
Lee Enterprises, Inc.	5,525	148,899
MDC Holdings, Inc.	3,933	204,241
Media General, Inc. — Class A	2,909	121,858
Michaels Stores, Inc.	16,140	665,614
Modine Manufacturing Co.	4,054	94,701
Mohawk Industries, Inc.(a)	6,382	448,974
O’Reilly Automotive, Inc.(a)	13,536	422,188
OSI Restaurant Partners, Inc.	7,932	274,447
Pacific Sunwear Of California, Inc.(a)	8,959	160,635
Payless ShoeSource, Inc.(a)	8,301	225,538
PETsMART, Inc.	16,961	434,202
Pier 1 Imports, Inc.	10,481	73,157
Polo Ralph Lauren Corp.	7,347	403,350
The Reader’s Digest Association, Inc.	11,715	163,541
Regis Corp.	5,489	195,463
Rent-A-Center, Inc.(a)	8,366	207,979
Ross Stores, Inc.	17,457	489,669
Ruby Tuesday, Inc.	7,014	171,212
Ryland Group, Inc.	5,560	242,249
Saks, Inc.	16,798	271,624
Scholastic Corp.(a)	4,345	112,840
Scientific Games Corporation — Class A(a)	7,880	280,686
Sotheby’s Holdings(a)	5,671	148,864
Thor Industries, Inc.	4,179	202,473
Timberland Co.(a)	6,628	172,991
Toll Brothers, Inc.(a)	14,199	363,068
Tupperware Corp.	6,446	126,922
Urban Outfitters, Inc.(a)	13,334	233,212
Valassis Communications, Inc.(a)	5,747	135,572
The Washington Post Co. — Class B	708	552,247
Westwood One, Inc.	7,715	57,862
Williams-Sonoma, Inc.	13,939	474,623

		18,979,482

CONSUMER STAPLES — 1.8%
BJ’s Wholesale Club, Inc.(a)	8,172	231,676
Church & Dwight, Inc.	7,787	283,602
Energizer Holdings, Inc.(a)	7,561	442,848
Hormel Foods Corp.	8,826	327,797
The JM Smucker Co.	7,027	314,107
Lancaster Colony Corp.	3,027	119,476
PepsiAmericas, Inc.	7,363	162,796
Ruddick Corp.	4,176	102,354
Smithfield Foods, Inc.(a)	11,948	344,461
Tootsie Roll Industries, Inc.	3,130	91,177
Universal Corp.	3,113	115,866

		2,536,160

ENERGY — 10.0%
Arch Coal, Inc.	17,196	728,595
Cameron International Corporation(a)	14,003	668,923
Denbury Resources, Inc.(a)	14,477	458,487
ENSCO International, Inc.	18,542	853,303
FMC Technologies, Inc.(a)	8,283	558,771
Forest Oil Corp.(a)	6,599	218,823
Grant Prideco, Inc.(a)	15,783	706,289
Hanover Compressor Co.(a)	11,092	208,308
Helmerich & Payne, Inc.	6,307	380,060
Newfield Exploration Co.(a)	15,521	759,598
Noble Energy, Inc.	21,277	997,040
Overseas Shipholding Group, Inc.	3,580	211,757
Patterson-UTI Energy, Inc.	20,869	590,801
Peabody Energy Corp.	31,946	1,780,990
Pioneer Natural Resources Co.	15,532	720,840
Plains Exploration & Production Co.(a)	9,465	383,711
Pogo Producing Co.	7,230	333,303
Pride International, Inc.(a)	19,557	610,765
Quicksilver Resources, Inc.(a)	8,108	298,455
Smith International, Inc.	24,293	1,080,310
Southwestern Energy Co.(a)	20,232	630,429
Tidewater, Inc.	7,305	359,406
Western Gas Resources, Inc.	7,005	419,249

		13,958,213

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

S&P MIDCAP 400 INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE

FINANCIALS — 16.8%
AG Edwards, Inc.	9,145	$505,901
AMB Property Corp.	10,572	534,415
American Financial Group, Inc.	5,662	242,900
AmeriCredit Corp. (a)	15,577	434,910
AmerUs Group Co.	4,669	273,370
Arthur J. Gallagher & Co.	11,561	292,956
Associated Banc-Corp	15,963	503,313
Astoria Financial Corp.	10,431	317,624
Bank of Hawaii Corp.	6,212	308,115
Brown & Brown, Inc.	13,430	392,425
Cathay General Bancorp	6,058	220,390
City National Corp.	5,019	326,687
The Colonial BancGroup, Inc.	18,645	478,804
Cullen/Frost Bankers, Inc.	5,731	328,386
Developers Diversified Realty Corp.	13,156	686,480
Eaton Vance Corp.	15,605	389,501
Everest Re Group Ltd.	7,830	677,843
Fidelity National Financial, Inc.	20,963	816,509
First American Corp.	11,561	488,683
First Niagara Financial Group, Inc.	13,677	191,752
FirstMerit Corp.	9,640	201,862
GATX Corp.	6,133	260,652
Greater Bay Bancorp	6,102	175,432
Hanover Insurance Group Inc	6,207	294,584
HCC Insurance Holdings, Inc.	13,418	395,026
Highwoods Properties, Inc.	6,527	236,147
Horace Mann Educators Corp.	5,187	87,920
Hospitality Properties Trust	8,689	381,621
IndyMac Bancorp, Inc.	7,788	357,080
Investors Financial Services Corp.	7,888	354,171
Jefferies Group, Inc.	12,186	361,071
Leucadia National Corp.	19,836	579,013
Liberty Property Trust	10,661	471,216
The Macerich Co.	8,628	605,686
Mack-Cali Realty Corp.	7,504	344,584
Mercantile Bankshares Corp.	14,865	530,235
Mercury General Corp.	4,286	241,602
New Plan Excel Realty Trust	12,618	311,538
New York Community Bancorp, Inc.	31,622	522,079
Ohio Casualty Corp.	7,658	227,672
Old Republic International Corp.	27,746	592,932
The PMI Group, Inc.	10,819	482,311
Potlatch Corp.	4,972	187,693
Protective Life Corp.	8,423	392,680
Radian Group, Inc.	10,043	620,457
Raymond James Financial, Inc.	10,492	317,593
Rayonier, Inc.	9,220	349,530
Regency Centers Corp.	8,234	511,743
SEI Investments Co.	7,675	375,154
Stancorp Financial Group, Inc.	6,600	336,006
SVB Financial Group (a)	4,215	191,614
TCF Financial Corp.	13,685	361,968
Texas Regional Bancshares, Inc. — Class A	5,496	208,408
United Dominion Realty Trust, Inc.	16,219	454,294
Unitrin, Inc.	5,461	238,045
Waddell & Reed Financial, Inc.	10,124	208,149
Washington Federal, Inc.	10,539	244,399
Webster Financial Corp.	6,419	304,517
Weingarten Realty Investors	9,695	371,125
Westamerica Bancorporation	3,816	186,870
Wilmington Trust Corp.	8,200	345,876
WR Berkley Corp.	20,431	697,310

		23,328,829

HEALTH CARE — 9.8%
Advanced Medical Optics, Inc. (a)	8,055	408,388
Affymetrix, Inc. (a)	8,142	208,435
Apria Healthcare Group, Inc. (a)	5,120	96,768
Beckman Coulter, Inc.	7,635	424,124
Cephalon, Inc. (a)	7,245	435,425
Charles River Laboratories International, Inc. (a)	8,737	321,522
Community Health Systems, Inc. (a)	11,776	432,768
Covance, Inc. (a)	7,614	466,129
Cytyc Corp. (a)	13,930	353,265
Dentsply International, Inc.	9,485	574,791
Edwards Lifesciences Corp. (a)	7,154	325,006
Gen-Probe, Inc. (a)	6,211	335,270
Health Net, Inc. (a)	13,879	626,914
Henry Schein, Inc. (a)	10,566	493,749
Hillenbrand Industries, Inc.	7,407	359,240
Intuitive Surgical, Inc. (a)	4,499	530,747
Invitrogen Corp. (a)	6,411	423,575
LifePoint Hospitals, Inc. (a)	6,893	221,472
Lincare Holdings, Inc. (a)	11,545	436,863
Martek Biosciences Corp. (a)	3,871	112,065
Medicis Pharmaceutical	6,568	157,632
Millennium Pharmaceuticals, Inc. (a)	37,686	375,729
Mine Safety Appliances Co.	3,176	127,675
Omnicare, Inc.	14,479	686,594
Par Pharmaceutical Companies, Inc. (a)	4,134	76,314
PDL BioPharma, Inc. (a)	13,646	251,223
Perrigo Co.	9,999	160,984
Pharmaceutical Product Development, Inc.	12,152	426,778
Sepracor, Inc. (a)	12,935	739,106
Steris Corp.	8,179	186,972
Techne Corp. (a)	4,750	241,870
Triad Hospitals, Inc. (a)	10,400	411,632
Universal Health Services, Inc.	6,588	331,113
Valeant Pharmaceuticals International	11,209	189,656
Varian Medical Systems, Inc. (a)	15,966	755,990
Varian, Inc. (a)	3,759	156,036
VCA Antech, Inc. (a)	9,976	318,534
Vertex Pharmaceuticals, Inc. (a)	13,249	486,371

		13,666,725

INDUSTRIALS — 15.3%
Adesa, Inc.	10,835	240,970
AGCO Corp. (a)	10,940	287,941
Airtran Holdings, Inc. (a)	10,806	160,577
Alaska Air Group, Inc. (a)	4,789	188,782
Alexander & Baldwin, Inc.	5,338	236,313
Alliant Techsystems, Inc. (a)	4,256	324,946
Ametek, Inc.	8,531	404,199
Banta Corp.	2,923	135,423
The Brink’s Co.	5,838	329,322
C.H. Robinson Worldwide, Inc.	20,565	1,096,115
Carlisle Companies, Inc.	3,701	293,489
ChoicePoint, Inc. (a)	10,366	432,988
Con-way Inc.	5,803	336,168
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

SCHEDULE OF INVESTMENTS	S&P MIDCAP 400 INDEX PORTFOLIO

	SHARES	VALUE

INDUSTRIALS — 15.3% (Continued)
Copart, Inc.(a)	8,399	$206,279
The Corporate Executive Board Co.	4,771	478,054
Crane Co.	6,107	254,051
Deluxe Corp.	6,062	105,964
Donaldson Co, Inc.	8,276	280,308
DRS Technologies, Inc.	4,812	234,585
Dun & Bradstreet Corp.(a)	8,090	563,711
Dycom Industries, Inc.(a)	4,869	103,661
Expeditors International Washington, Inc.	25,750	1,442,258
Fastenal Co.	14,964	602,900
Federal Signal Corp.	5,816	88,054
Flowserve Corp.(a)	6,791	386,408
Graco, Inc.	8,277	380,576
Granite Construction, Inc.	3,973	179,858
Harsco Corp.	5,055	394,088
Herman Miller, Inc.	8,198	211,262
HNI Corp.	6,261	283,936
Hubbell, Inc. — Class B	7,322	348,893
Jacobs Engineering Group, Inc.(a)	7,053	561,701
JB Hunt Transport Services, Inc.	14,905	371,284
JetBlue Airways Corp.(a)	18,613	225,962
Joy Global, Inc.	14,857	773,901
Kelly Services, Inc.	2,339	63,551
Kennametal, Inc.	4,754	295,937
Korn/Ferry International(a)	5,124	100,379
Lincoln Electric Holdings, Inc.	5,000	313,250
Manpower, Inc.	10,606	685,148
MSC Industrial Direct Co., Inc. Class A	6,545	311,346
Navigant Consulting, Inc.(a)	6,073	137,553
Nordson Corp.	4,043	198,835
Oshkosh Truck Corporation	8,500	403,920
Pentair, Inc.	12,252	418,896
Precision Castparts Corp.	16,191	967,574
Quanta Services, Inc.(a)	14,255	247,039
Republic Services, Inc.	14,616	589,609
Rollins, Inc.	3,560	69,918
Roper Industries, Inc.	10,363	484,470
Sequa Corp.(a)	780	63,570
SPX Corp.	7,210	403,400
Stericycle, Inc.(a)	5,318	346,202
Swift Transportation Co., Inc.(a)	6,437	204,439
Tecumseh Products Company — Class A(a)	2,237	42,950
Teleflex, Inc.	4,897	264,536
Thomas & Betts Corp.(a)	6,399	328,269
Timken Co.	10,138	339,724
Trinity Industries, Inc.	8,478	342,511
United Rentals, Inc.(a)	8,082	258,462
Werner Enterprises, Inc.	6,259	126,870
YRC Worldwide, Inc.(a)	7,020	295,612

		21,248,897

INFORMATION TECHNOLOGY — 14.9%
3Com Corp.(a)	47,162	241,469
Activision, Inc.(a)	33,413	380,240
Acxiom Corp.	9,318	232,950
ADTRAN, Inc.	8,241	184,846
Advent Software, Inc.(a)	1,943	70,084
Alliance Data Systems Corp.(a)	8,064	474,324
Amphenol Corp. — Class A	10,731	600,507
Arrow Electronics, Inc.(a)	14,569	469,122
Atmel Corp.(a)	51,344	284,959
Avnet, Inc.(a)	17,688	354,114
Avocent Corp.(a)	5,951	156,214
The BISYS Group, Inc.(a)	14,627	200,390
Cabot Microelectronics Corp.(a)	2,941	89,142
Cadence Design Systems, Inc.(a)	34,229	587,027
CDW Corp.	7,563	413,318
Ceridian Corp.(a)	17,539	428,653
CheckFree Corp.(a)	11,022	546,250
Cognizant Technology Solutions Corp.(a)	16,772	1,129,930
CommScope, Inc.(a)	6,838	214,850
Credence Systems Corp.(a)	12,074	42,259
Cree, Inc.(a)	9,211	218,853
CSG Systems International, Inc.(a)	5,875	145,347
Cypress Semiconductor Corp.(a)	16,352	237,758
Diebold, Inc.	8,372	340,071
DST Systems, Inc.(a)	7,370	438,515
F5 Networks, Inc.(a)	4,827	258,148
Fair Isaac Corp.	7,854	285,179
Fairchild Semiconductor International, Inc.(a)	14,681	266,754
Fidelity National Information Services, Inc.	11,300	400,020
Gartner, Inc. — Class A(a)	7,048	100,082
Harris Corp.	16,199	672,420
Imation Corp.	4,216	173,067
Ingram Micro, Inc.(a)	13,996	253,747
Integrated Device Technology, Inc.(a)	24,193	343,057
International Rectifier Corp.(a)	8,564	334,681
Intersil Corp. — Class A	17,175	399,319
Jack Henry & Associates, Inc.	9,064	178,198
Kemet Corp.(a)	10,476	96,589
Lam Research Corp.(a)	16,891	787,458
Lattice Semiconductor Corp.(a)	13,738	84,901
Macrovision Corp.(a)	6,204	133,510
McAfee, Inc.(a)	19,024	461,712
McData Corp. — Class A(a)	18,497	75,468
MEMC Electronic Materials, Inc.(a)	19,959	748,462
Mentor Graphics Corp.(a)	9,559	124,076
Micrel, Inc.(a)	7,711	77,187
Microchip Technology, Inc.	25,723	863,007
MoneyGram International, Inc.	10,307	349,923
MPS Group, Inc.(a)	12,234	184,244
National Instruments Corp.	6,693	183,388
Newport Corp.(a)	4,822	77,731
Palm, Inc.(a)	10,600	170,660
Plantronics, Inc.	5,682	126,197
Plexus Corp.(a)	5,370	183,708
Polycom, Inc.(a)	10,500	230,160
Powerwave Technologies, Inc.(a)	13,353	121,779
The Reynolds & Reynolds Co. — Class A	6,187	189,755
RF Micro Devices, Inc.(a)	22,892	136,665
RSA Security, Inc.(a)	8,564	232,855
Semtech Corp.(a)	8,799	127,146
Silicon Laboratories, Inc.(a)	5,465	192,095
SRA International, Inc. — Class A(a)	4,535	120,767
Sybase, Inc.(a)	11,005	213,497
Synopsys, Inc.(a)	17,372	326,072
Tech Data Corp.(a)	6,819	261,236
Transaction Systems Architects, Inc.(a)	4,494	187,355
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

S&P MIDCAP 400 INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE

INFORMATION TECHNOLOGY — 14.9% (Continued)
Triquint Semiconductor, Inc. (a)	16,936	$75,535
UTstarcom, Inc. (a)	12,708	98,995
Vishay Intertechnology, Inc. (a)	22,262	350,181
Western Digital Corp. (a)	26,492	524,807
Wind River Systems, Inc. (a)	9,025	80,323
Zebra Technologies Corp. — Class A (a)	8,509	290,667

		20,633,975

MATERIALS — 4.8%
Airgas, Inc.	8,140	303,215
Albemarle Corp.	4,622	221,301
Bowater, Inc.	6,754	153,654
Cabot Corp.	7,640	263,733
Chemtura Corp.	28,964	270,524
Commercial Metals Company	14,100	362,370
Cytec Industries, Inc.	4,819	258,588
Ferro Corp.	5,069	80,901
Florida Rock Industries, Inc.	5,704	283,318
FMC Corp.	4,676	301,088
Glatfelter	5,346	84,841
Longview Fibre Co.	6,171	117,804
Lubrizol Corp.	8,237	328,245
Lyondell Chemical Co.	24,755	560,948
Martin Marietta Materials, Inc.	5,527	503,786
Minerals Technologies, Inc.	2,412	125,424
Olin Corp.	8,724	156,421
Packaging Corp of America	7,270	160,085
Reliance Steel & Aluminum Co.	3,870	321,017
RPM International, Inc.	14,315	257,670
The Scotts Miracle-Gro Co. — Class A	5,498	232,675
Sensient Technologies Corp.	5,684	118,853
Sonoco Products Co.	11,925	377,426
Steel Dynamics, Inc.	5,233	344,017
Valspar Corp.	12,273	324,130
Worthington Industries	8,636	180,924

		6,692,958

TELECOMMUNICATION SERVICES — 0.5%
Cincinnati Bell, Inc. (a)	29,722	121,860
Telephone & Data Systems, Inc.	12,408	513,691

		635,551

UTILITIES — 7.5%
AGL Resources, Inc.	9,402	358,404
Alliant Energy Corp.	14,151	485,379
Aqua America, Inc.	15,541	354,179
Aquila, Inc. (a)	45,116	189,938
Black Hills Corp.	4,003	137,423
DPL, Inc.	14,630	392,084
Duquesne Light Holdings, Inc.	9,437	155,144
Energy East Corp.	17,823	426,504
Equitable Resources, Inc.	14,470	484,745
Great Plains Energy, Inc.	9,618	267,958
Hawaiian Electric Industries, Inc.	9,794	273,351
Idacorp, Inc.	5,141	176,285
MDU Resources Group, Inc.	14,503	530,955
National Fuel Gas Co.	10,203	358,533
Northeast Utilities	18,543	383,284
NSTAR	12,900	368,940
OGE Energy Corp.	10,939	383,193
ONEOK, Inc.	14,155	481,836
Pepco Holdings, Inc.	22,949	541,137
PNM Resources, Inc.	8,305	207,293
Puget Energy, Inc.	13,941	299,453
Questar Corp.	10,300	829,047
SCANA Corp.	13,836	533,793
Sierra Pacific Resources (a)	24,254	339,556
Vectren Corp.	9,198	250,646
Westar Energy, Inc.	10,508	221,193
WGL Holdings, Inc.	5,901	170,834
Wisconsin Energy Corp.	14,135	569,641
WPS Resources Corp.	4,831	239,618

		10,410,346

Total Common Stocks (Cost $110,321,456)		132,091,136

WARRANTS — 0.0%
Washington Mutual, Inc. (a)	1,500	330

Total Warrants
(Cost $238)		330

SHORT TERM INVESTMENTS (d) — 4.8%
MONEY MARKET FUNDS — 2.0%
Northern Institutional Diversified Assets Portfolio	2,759,938	2,759,938

	PRINCIPAL
	AMOUNT	VALUE

U.S. TREASURY BILLS — 2.8%
4.800%, 09/14/2006	$4,000,000	$3,961,560

Total Short Term Investments
(Cost $6,720,188)		6,721,498

TOTAL INVESTMENTS
(Cost $117,041,882) (b) — 99.9%		138,812,964
NORTHERN INSTITUTIONAL LIQUID ASSET PORTFOLIO (c)— 27.8%		38,606,448
LIABILITIES IN EXCESS OF OTHER ASSETS — (27.7)%		(38,508,909)

TOTAL NET ASSETS — 100.0%		$138,910,503

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

SCHEDULE OF INVESTMENTS	S&P MIDCAP 400 INDEX PORTFOLIO

(a)	Non income producing security.

(b)	For federal income tax purposes, cost is $117,808,236 and gross unrealized appreciation and depreciation of securities as of June 30, 2006 was $27,663,522 and ($6,658,794), respectively, with a net appreciation / (depreciation) of $21,004,728.

(c)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $38,916,942, $38,606,448, and $1,057,385, respectively.

(d)	Securities and other assets with an aggregate value of $6,635,760 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2006:

		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)

S&P MidCap 400 Index Mini (09/06)	6	$29,844
S&P MidCap 400 Index (09/06)	16	343,672
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

S&P MIDCAP 400 INDEX PORTFOLIO	FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

ASSETS
Investments in securities, at value	$138,812,964
Collateral for securities loaned, at fair value	38,606,448
Receivables:
Shares sold	91,559
Interest and dividends	141,816
Variation Margin	37,840
Prepaid expenses and other	2,065

177,692,692

LIABILITIES
Payables:
Shares redeemed	52,699
Payable upon return of securities loaned	38,606,448
Advisory fees	51,569
Administration expenses	8,895
Directors’ fees	245
Custodian fees	9,605
Fund accounting fees	3,534
Professional fees	13,640
Royalty Fees	27,392
Transfer Agent Fees	2,273
Other accrued expenses	5,889

38,782,189

NET ASSETS*
Paid-in capital	114,127,898
Accumulated net investments income / (loss)	622,772
Accumulated net realized gain / (loss) on investments and futures contracts	2,015,235
Net unrealized appreciation / (depreciation) on investments and futures contracts	22,144,598

$138,910,503

Investments at Cost	117,041,882
Shares authorized ($.10 par value)	20,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS

		Shares
Share Class	Net Assets	Outstanding
Class I	$138,910,503	2,117,552	$65.60

* FEDERAL TAX DATA AS OF DECEMBER 31, 2005
Undistributed ordinary income	$1,575,358
Undistributed long-term gains	$4,406,728
Unrealized appreciation	$20,094,039
STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$144,252
Dividends	1,042,034
Other income	24,660

1,210,946

EXPENSES
Advisory fees	204,588
Administration expenses	68,196
Custodian fees and expenses	16,311
Fund accounting fees and expenses	11,661
Professional fees	12,133
Directors’ fees	7,761
Transfer agent fees	6,319
Royalty fee	16,290
Other expenses	9,374

352,633

NET INVESTMENT INCOME / (LOSS)	858,313

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments and options	2,954,984
Net realized gain / (loss) on investments and futures contracts	(180,953)

2,774,031

Net change in unrealized appreciation / (depreciation) on investments and futures contracts	1,291,758

NET REALIZED AND UNREALIZED GAIN / (LOSS)	4,065,789

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,924,102

TRANSACTIONS WITH AFFILIATES:

Percent of Current
Net Asset Value
Advisory	Administration	Expense
Fee	Fee	Limit(1)	Waiver	Reimbursement

0.30%	0.10%	0.30%	$—	$—

(1)	The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

FINANCIAL STATEMENTS	S&P MIDCAP 400 INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months
	Ended June 30,	Year Ended
	(Unaudited)	December 31,
	2006	2005

OPERATIONS
Net investment income / (loss)	$858,313	$1,010,790
Net realized gain / (loss) on investments and futures	2,774,031	4,946,482
Net change in unrealized appreciation / (depreciation) on investments	1,291,758	7,053,182

	4,924,102	13,010,454

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(1,159,032)	(557,878)
Net realized gain on investments	(5,058,591)	(2,313,654)

	(6,217,623)	(2,871,532)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	13,600,436	30,237,958
Reinvestment of distributions	6,217,623	2,871,532
Payments for shares redeemed	(6,985,947)	(15,651,326)

	12,832,112	17,458,164

NET INCREASE / (DECREASE) IN NET ASSETS	11,538,591	27,597,086
NET ASSETS
Beginning of period	127,371,912	99,774,826

End of period	$138,910,503	$127,371,912

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$622,772	$923,491

FUND SHARE TRANSACTIONS
Sold	201,371	490,894
Reinvestment of distributions	92,870	49,560
Redeemed	(104,098)	(255,214)

Net increase / (decrease) from fund share transactions	190,143	285,240

TOTAL COST OF PURCHASES OF:
Common Stocks	$13,395,590	$35,027,711

	$13,395,590	$35,027,711

TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$9,233,139	$20,514,738

	$9,233,139	$20,514,738

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$1,810,900	$973,292
Long-term capital gains	4,406,723	1,898,240

	$6,217,623	$2,871,532

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series
BALANCED INDEX PORTFOLIO
Objective — Seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index (the “Bond Index”).
Strategy — The Summit Pinnacle Balanced Index Portfolio (the “Portfolio”) will invest approximately 60% of its net assets in a portfolio of stocks included in the Index and in futures of the Index, and approximately 40% of its net assets in a portfolio of investment grade bonds designed to track the Bond Index.
Managers’ Comments:
For the period ended June 30, 2006, the Summit Balanced Index Portfolio’s total return was 1.57% (after waivers and reimbursements, but before the impact of any product or contract-level fees). This compares to a 1.35% total return for the Balanced Index (a hypothetical index composed of 60% of the S&P 500 Index and 40% of the Lehman Aggregate Bond Index, which had total returns of 2.71% and (0.72)%, respectively). The difference of 0.22% is referred to as “tracking error” and is attributed to a number of factors, including the Portfolio’s operating expenses. These expenses represent the Portfolio’s costs for advisory, administration, accounting, custody and other services. Other factors include the timing and size of cash flows into and out of the Portfolio and related holdings of cash and cash equivalents; broker’s commissions or other trading costs; holding security positions in amounts that are different than the weightings in the Index and holding only a sample of the Bond Index; and maintaining stock and bond portfolio holdings in a ratio different from the 60%/40% default ratio, among others. While an exact replication of the capitalization weightings of securities in an index is not feasible, the Portfolio’s objectives and strategies call for a correlation of at least 95% between the Portfolio’s pre-expense total return and that of the Balanced Index. The Portfolio achieved this level of correlation for the period presented.
Fund Data

Managers:	Gary R. Rodmaker
Nick J. Kotsonis
Kevin P. Aug
Inception Date:	May 3, 1999
Total Net Assets:	$28.10 Million
Number of Equity Holdings:	500
Median Cap Size:	$11,902 Million
Average Price-to-book Ratio:	2.70 x
Dividend Yield:	0.02%
Number of Fixed Income Holdings:	40
Average Duration	3.74 years
Average Maturity	10.1 years
Average Credit Quality	AA+/Aa1
Current Yield	5.13%
Top 10 Equity Holdings

(% of net assets)
Exxon Mobil Corp.	2.03%
General Electric Co.	1.84%
Citigroup, Inc.	1.31%
Bank of America Corp.	1.19%
Microsoft Corp.	1.11%
Procter & Gamble Co.	0.99%
Johnson & Johnson	0.95%
Pfizer, Inc.	0.93%
American International Group, Inc.	0.81%
Altria Group, Inc.	0.81%

Summit Mutual Funds, Inc. — Pinnacle Series

FINANCIAL HIGHLIGHTS	BALANCED INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

	For the Six Months
	Ended June 30,
	(Unaudited)		Year Ended December 31,
	2006		2005	2004	2003	2002	2001

Net asset value, beginning of period	$45.74		$45.55	$43.05	$37.50	$43.85	$48.05

Investment Activities:
Net investment income / (loss)	0.54		1.07	0.95 (2)	0.95	1.13	1.10
Net realized and unrealized gains / (losses)	0.18		0.28	2.27	5.57	(6.01)	(3.15)

Total from Investment Activities	0.72		1.35	3.22	6.52	(4.88)	(2.05)

DISTRIBUTIONS:
Net investment income	(0.60)		(1.16)	(0.72)	(0.97)	(1.47)	(0.60)
Net realized gains	—		—	—	—	—	(1.55)

Total Distributions	(0.60)		(1.16)	(0.72)	(0.97)	(1.47)	(2.15)

Net asset value, end of period	$45.86		$45.74	$45.55	$43.05	$37.50	$43.85

Total return	1.57%		3.04%	7.59%	17.70%	-11.27%	-4.38%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net(1)	0.60	%(3)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets – gross	0.68	%(3)	0.70%	0.71%	1.01%	1.10%	0.81%
Ratio of net investment income / (loss) to average net assets	2.30	%(3)	2.25%	2.23%	2.31%	2.78%	2.47%
Portfolio turnover rate	5.33%		3.85%	21.20%	25.45%	15.34%	35.84%
Net assets, end of period (000’s)	$28,101		$29,316	$33,356	$11,667	$10,638	$13,004

(1)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(2)	Per share amounts are based on average shares outstanding.

(3)	Annualized.
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series
BALANCED INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 62.2%
CONSUMER DISCRETIONARY — 6.6%
Amazon.com, Inc.(a)	460	$17,793
Apollo Group, Inc.(a)	245	12,659
Autonation, Inc.(a)	269	5,767
Autozone, Inc.(a)	93	8,203
Bed Bath & Beyond, Inc.(a)	441	14,628
Best Buy Co., Inc.	604	33,123
Big Lots, Inc.(a)	190	3,245
The Black & Decker Corp.	135	11,402
Brunswick Corp.	163	5,420
Carnival Corp.	644	26,881
CBS Corporation	1,181	31,946
Centex Corp.	215	10,814
Circuit City Stores, Inc.	275	7,485
Clear Channel Communications, Inc.	810	25,069
Coach, Inc.(a)	567	16,953
Comcast Corp. — Class A(a)	3,274	107,191
Cooper Tire & Rubber Co.	102	1,136
D.R. Horton, Inc.	406	9,671
Darden Restaurants, Inc.	225	8,865
Dillard’s, Inc. — Class A	108	3,440
Dollar General Corp.	479	6,696
Dow Jones & Co., Inc.	98	3,431
The E.W. Scripps Company	130	5,608
Eastman Kodak Co.	429	10,202
eBay, Inc.(a)	1,657	48,534
Family Dollar Stores, Inc.	232	5,668
Federated Department Stores, Inc.	790	28,914
Ford Motor Co.	2,762	19,141
Fortune Brands, Inc.	244	17,326
Gannett Co., Inc.	364	20,359
The Gap, Inc.	865	15,051
General Motors Corp.	843	25,113
Genuine Parts Co.	260	10,832
The Goodyear Tire & Rubber Co.(a)	263	2,919
H&R Block, Inc.	484	11,548
Harley-Davidson, Inc.	410	22,505
Harman International Industries, Inc.	100	8,537
Harrah’s Entertainment, Inc.	274	19,503
Hasbro, Inc.	267	4,835
Hilton Hotels Corp.	489	13,829
The Home Depot, Inc.	3,191	114,206
International Game Technology	509	19,311
Interpublic Group of Companies, Inc.(a)	631	5,269
J.C. Penney Co., Inc. (Holding Co.)	374	25,249
Johnson Controls, Inc.	288	23,679
Jones Apparel Group, Inc.	198	6,294
KB Home	130	5,961
Kohl’s Corp.(a)	514	30,388
Leggett & Platt, Inc.	282	7,044
Lennar Corp.	220	9,761
Limited Brands, Inc.	521	13,332
Liz Claiborne, Inc.	179	6,634
Lowe’s Companies, Inc.	1,163	70,559
Marriott International, Inc. — Class A	512	19,517
Mattel, Inc.	603	9,956
McDonald’s Corp.	1,864	62,630
The McGraw-Hill Companies, Inc.	558	28,028
Meredith Corp.	70	3,468
New York Times Co. — Class A	243	5,963
Newell Rubbermaid, Inc.	411	10,616
News Corp. — Class A	3,654	70,084
Nike, Inc. — Class B	285	23,085
Nordstrom, Inc.	331	12,082
Office Depot, Inc.(a)	472	17,936
OfficeMax, Inc.	118	4,809
Omnicom Group	272	24,232
Pulte Homes, Inc.	320	9,213
RadioShack Corp.	225	3,150
Sears Holdings Corp.(a)	171	26,478
The Sherwin-Williams Co.	190	9,021
Snap-on, Inc.	97	3,921
The Stanley Works	121	5,714
Staples, Inc.	1,096	26,655
Starbucks Corp.(a)	1,146	43,273
Starwood Hotels & Resorts Worldwide, Inc.	325	19,611
Target Corp.	1,319	64,460
Tiffany & Co.	238	7,859
Time Warner, Inc.	6,485	112,191
The TJX Companies, Inc.	695	15,888
Tribune Co.	396	12,842
Univision Communications, Inc.(a)	344	11,524
VF Corp.	149	10,120
Viacom, Inc. — Class B(a)	1,181	42,327
The Walt Disney Co.	3,272	98,160
Wendy’s International, Inc.	193	11,250
Whirlpool Corp.	128	10,579
Yum! Brands, Inc.	426	21,415

		1,857,986

CONSUMER STAPLES — 6.0%
Alberto-Culver Co.	126	6,139
Altria Group, Inc.	3,094	227,192
Anheuser-Busch Companies, Inc.	1,158	52,793
Archer-Daniels-Midland Co.	971	40,083
Avon Products, Inc.	702	21,762
Brown-Forman Corp. — Class B	139	9,932
Campbell Soup Co.	276	10,242
Clorox Co.	254	15,486
The Coca-Cola Co.	3,095	133,147
Coca-Cola Enterprises, Inc.	450	9,166
Colgate-Palmolive Co.	775	46,422
ConAgra Foods, Inc.	772	17,069
Constellation Brands, Inc. — Class A(a)	293	7,325
Costco Wholesale Corp.	715	40,848
CVS Corp.	1,213	37,239
Dean Foods Co.(a)	200	7,438
The Estee Lauder Companies Inc.	180	6,961
General Mills, Inc.	546	28,206
The Hershey Co.	274	15,089
HJ Heinz Co.	509	20,981
Kellogg Co.	382	18,500
Kimberly-Clark Corp.	710	43,807
The Kroger Co.	1,080	23,609
McCormick & Co., Inc.	224	7,515
Molson Coors Brewing Co. — Class B	96	6,516
Pepsi Bottling Group, Inc.	232	7,459
PepsiCo, Inc.	2,490	149,500
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series
SCHEDULE OF INVESTMENTS	BALANCED INDEX PORTFOLIO

	SHARES	VALUE
CONSUMER STAPLES — 6.0% (Continued)
Procter & Gamble Co.	5,020	$279,112
Reynolds American, Inc.	143	16,488
Safeway, Inc.	669	17,394
Sara Lee Corp.	1,171	18,759
SUPERVALU, Inc.	327	10,039
Sysco Corp.	944	28,849
Tyson Foods, Inc. — Class A	375	5,573
UST, Inc.	245	11,072
Walgreen Co.	1,525	68,381
Wal-Mart Stores, Inc.	3,724	179,385
Whole Foods Market, Inc.	200	12,928
Wm. Wrigley Jr. Co.	335	15,196

		1,673,602

ENERGY — 6.3%
Anadarko Petroleum Corp.	706	33,669
Apache Corp.	491	33,511
Baker Hughes, Inc.	508	41,580
BJ Services Co.	481	17,922
Chesapeake Energy Corp.	530	16,032
Chevron Corp.	3,360	208,522
ConocoPhillips	2,486	162,908
Devon Energy Corp.	676	40,837
El Paso Corp.	984	14,760
EOG Resources, Inc.	359	24,893
Exxon Mobil Corp.	9,290	569,942
Halliburton Co.	758	56,251
Hess Corp.	402	21,246
Kerr-McGee Corp.	386	26,769
Kinder Morgan, Inc.	160	15,982
Marathon Oil Corp.	546	45,482
Murphy Oil Corp.	274	15,306
Nabors Industries Ltd. (a)	526	17,774
National-Oilwell Varco, Inc. (a)	259	16,400
Noble Corp.	229	17,042
Occidental Petroleum Corp.	596	61,120
Rowan Companies, Inc.	182	6,477
Schlumberger Ltd.	1,756	114,333
Sunoco, Inc.	228	15,798
Transocean, Inc. (a)	491	39,437
Valero Energy Corp.	912	60,666
Weatherford International Ltd. (a)	462	22,924
Williams Companies, Inc.	854	19,949
XTO Energy, Inc.	539	23,862

		1,761,394

FINANCIALS — 13.3%
ACE Ltd.	482	24,384
AFLAC, Inc.	748	34,670
The Allstate Corp.	979	53,581
AMBAC Financial Group, Inc.	179	14,517
American Express Co.	1,851	98,510
American International Group, Inc.	3,868	228,405
Ameriprise Financial, Inc.	371	16,573
AmSouth Bancorp	523	13,833
AON Corp.	475	16,540
Apartment Investment & Management Co.	160	6,952
Archstone-Smith Trust	316	16,075
Bank of America Corp.	6,948	334,199
The Bank of New York Co., Inc.	1,161	37,384
BB&T Corp.	817	33,979
The Bear Stearns Companies, Inc.	188	26,335
Boston Properties, Inc.	140	12,656
Capital One Financial Corp.	431	36,829
The Charles Schwab Corp.	1,552	24,801
Chubb Corp.	592	29,541
Cincinnati Financial Corp.	261	12,270
CIT Group, Inc.	301	15,739
Citigroup, Inc.	7,606	366,913
Comerica, Inc.	250	12,998
Commerce Bancorp, Inc.	280	9,988
Compass Bancshares, Inc.	208	11,565
Countrywide Financial Corp.	887	33,777
E*Trade Financial Corp. (a)	553	12,619
Equity Office Properties Trust	612	22,344
Equity Residential	429	19,189
Fannie Mae	1,443	69,408
Federated Investors, Inc.	142	4,473
Fifth Third Bancorp	829	30,632
First Horizon National Corp.	209	8,402
Franklin Resources, Inc.	248	21,529
Freddie Mac	1,030	58,720
Genworth Financial, Inc.	570	19,859
Golden West Financial Corp.	381	28,270
The Goldman Sachs Group, Inc.	694	104,398
Hartford Financial Services Group, Inc.	447	37,816
Huntington Bancshares, Inc.	345	8,135
J.P. Morgan Chase & Co.	5,238	219,996
Janus Capital Group, Inc.	333	5,961
KeyCorp	611	21,801
Kimco Realty Corp.	300	10,947
Legg Mason, Inc.	200	19,904
Lehman Brothers Holdings, Inc.	812	52,902
Lincoln National Corp.	459	25,906
Loews Corp.	681	24,141
M&T Bank Corp.	135	15,919
Marsh & McLennan Companies, Inc.	799	21,485
Marshall & Ilsley Corp.	309	14,134
MBIA, Inc.	224	13,115
Mellon Financial Corp.	624	21,484
Merrill Lynch & Co., Inc.	1,382	96,132
Metlife, Inc.	1,128	57,765
MGIC Investment Corp.	156	10,140
Moody’s Corp.	377	20,531
Morgan Stanley	1,619	102,337
National City Corp.	848	30,689
North Fork Bancorporation, Inc.	714	21,541
Northern Trust Corp.	277	15,318
Plum Creek Timber Co., Inc.	275	9,763
PNC Financial Services Group	434	30,454
Principal Financial Group, Inc.	417	23,206
The Progressive Corp.	1,180	30,338
Prologis	369	19,232
Prudential Financial, Inc.	765	59,441
Public Storage, Inc.	138	10,474
Regions Financial Corp.	687	22,753
Safeco Corp.	209	11,777
Simon Property Group, Inc.	273	22,643
SLM Corp.	623	32,969
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series
BALANCED INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
FINANCIALS - 13.3% (Continued)
Sovereign Bancorp, Inc.	567	$11,516
The St. Paul Travelers Companies, Inc.	1,007	44,892
State Street Corp.	494	28,696
SunTrust Banks, Inc.	541	41,257
Synovus Financial Corp.	466	12,479
T. Rowe Price Group, Inc.	434	16,410
Torchmark Corp.	174	10,565
UnumProvident Corp.	445	8,068
US Bancorp	2,726	84,179
Vornado Realty Trust	197	19,217
Wachovia Corp.	2,459	132,983
Washington Mutual, Inc.	1,488	67,823
Wells Fargo & Co.	2,517	168,840
XL Capital Ltd. — Class A	235	14,406
Zions Bancorporation	151	11,769

		3,737,106

HEALTH CARE - 7.6%
Abbott Laboratories	2,317	101,044
Aetna, Inc.	866	34,579
Allergan, Inc.	219	23,490
AmerisourceBergen Corp.	348	14,588
Amgen, Inc.(a)	1,840	120,023
Applera Corp. — Applied Biosystems Group	292	9,446
Barr Pharmaceuticals, Inc.(a)	160	7,630
Bausch & Lomb, Inc.	90	4,414
Baxter International, Inc.	929	34,150
Becton, Dickinson & Co.	373	22,802
Biogen Idec, Inc.(a)	504	23,350
Biomet, Inc.	372	11,640
Boston Scientific Corp.(a)	1,821	30,666
Bristol-Myers Squibb Co.	2,917	75,434
C.R. Bard, Inc.	176	12,894
Cardinal Health, Inc.	637	40,978
Caremark Rx, Inc.(a)	671	33,463
CIGNA Corp.	215	21,180
Coventry Health Care, Inc.(a)	270	14,834
Eli Lilly & Co.	1,691	93,462
Express Scripts, Inc.(a)	249	17,863
Fisher Scientific International, Inc.(a)	204	14,902
Forest Laboratories, Inc.(a)	507	19,616
Genzyme Corp.(a)	383	23,382
Gilead Sciences, Inc.(a)	680	40,229
HCA, Inc.	674	29,083
Health Management Associates, Inc. — Class A	369	7,273
Hospira, Inc.(a)	267	11,465
Humana, Inc.(a)	272	14,606
IMS Health, Inc.	337	9,048
Johnson & Johnson	4,434	265,685
King Pharmaceuticals, Inc.(a)	361	6,137
Laboratory Corp. Of America Holdings(a)	226	14,064
Manor Care, Inc.	132	6,193
McKesson Corp.	460	21,749
Medco Health Solutions, Inc.(a)	454	26,005
MedImmune, Inc.(a)	368	9,973
Medtronic, Inc.	1,806	84,738
Merck & Co., Inc.	3,274	119,272
Millipore Corp.(a)	86	5,417
Mylan Laboratories, Inc.	327	6,540
Patterson Companies, Inc.(a)	220	7,685
PerkinElmer, Inc.	218	4,556
Pfizer, Inc.	11,086	260,188
Quest Diagnostics, Inc.	278	16,658
Schering-Plough Corp.	2,202	41,904
St. Jude Medical, Inc.(a)	544	17,636
Stryker Corp.	434	18,276
Tenet Healthcare Corp.(a)	700	4,886
Thermo Electron Corp.(a)	270	9,785
UnitedHealth Group, Inc.	2,048	91,709
Waters Corp.(a)	192	8,525
Watson Pharmaceuticals, Inc.(a)	174	4,051
Wellpoint, Inc.(a)	972	70,732
Wyeth	2,000	88,820
Zimmer Holdings, Inc.(a)	369	20,930

		2,149,648

INDUSTRIALS - 7.3%
3M Co.	1,141	92,159
Allied Waste Industries, Inc.(a)	326	3,703
American Power Conversion Corp.	256	4,989
American Standard Companies, Inc.	274	11,856
Avery Dennison Corp.	185	10,741
Boeing Co.	1,224	100,258
Burlington Northern Santa Fe Corp.	557	44,142
Caterpillar, Inc.	1,009	75,150
Cendant Corp.	1,561	25,429
Cintas Corp.	231	9,184
Cooper Industries Ltd. — Class A	155	14,403
CSX Corp.	324	22,822
Cummins, Inc.	78	9,535
Danaher Corp.	355	22,834
Deere & Co.	360	30,056
Dover Corp.	302	14,928
Eaton Corp.	246	18,548
Emerson Electric Co.	616	51,627
Equifax, Inc.	218	7,486
FedEx Corp.	452	52,821
Fluor Corp.	145	13,475
General Dynamics Corp.	600	39,276
General Electric Co.	15,664	516,285
Goodrich Corp.	203	8,179
Honeywell International, Inc.	1,276	51,423
Illinois Tool Works, Inc.	624	29,640
Ingersoll-Rand Company Ltd. — Class A	504	21,561
ITT Industries, Inc.	310	15,345
L-3 Communications Holdings, Inc.	198	14,933
Lockheed Martin Corp.	543	38,955
Masco Corp.	642	19,029
Monster Worldwide, Inc.(a)	204	8,703
Navistar International Corp.(a)	103	2,535
Norfolk Southern Corp.	603	32,092
Northrop Grumman Corp.	533	34,144
Paccar, Inc.	256	21,089
Pall Corp.	208	5,824
Parker Hannifin Corp.	200	15,520
Pitney Bowes, Inc.	342	14,125
Raytheon Co.	673	29,996
Robert Half International, Inc.	253	10,626
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	BALANCED INDEX PORTFOLIO

	SHARES	VALUE
INDUSTRIALS — 7.3% (Continued)
Rockwell Automation, Inc.	271	$19,515
Rockwell Collins, Inc.	264	14,750
RR Donnelley & Sons Co.	321	10,256
Ryder System, Inc.	107	6,252
Southwest Airlines Co.	1,034	16,927
Textron, Inc.	224	20,648
Tyco International Ltd.	3,018	82,995
Union Pacific Corp.	394	36,626
United Parcel Service, Inc. — Class B	1,651	135,927
United Technologies Corp.	1,528	96,906
W.W. Grainger, Inc.	127	9,554
Waste Management, Inc.	839	30,103

		2,045,885

INFORMATION TECHNOLOGY — 9.0%
ADC Telecommunications, Inc.(a)	195	3,288
Adobe Systems, Inc.(a)	893	27,111
Advanced Micro Devices, Inc.(a)	723	17,656
Affiliated Computer Services, Inc. — Class A(a)	210	10,838
Agilent Technologies, Inc.(a)	627	19,788
Altera Corp.(a)	556	9,758
Analog Devices, Inc.	556	17,870
Andrew Corp.(a)	272	2,410
Apple Computer, Inc.(a)	1,238	70,715
Applied Materials, Inc.	2,419	39,381
Autodesk, Inc.(a)	341	11,751
Automatic Data Processing, Inc.	865	39,228
Avaya, Inc.(a)	633	7,229
BMC Software, Inc.(a)	326	7,791
Broadcom Corp. — Class A(a)	634	19,052
CA, Inc.	691	14,200
Ciena Corp.(a)	865	4,161
Cisco Systems, Inc.(a)	9,316	181,941
Citrix Systems, Inc.(a)	255	10,236
Computer Sciences Corp.(a)	276	13,369
Compuware Corp.(a)	580	3,886
Comverse Technology, Inc.(a)	301	5,951
Convergys Corp.(a)	234	4,563
Corning, Inc.(a)	2,296	55,540
Dell, Inc.(a)	3,496	85,337
Electronic Arts, Inc.(a)	453	19,497
Electronic Data Systems Corp.	774	18,622
EMC Corp.(a)	3,594	39,426
First Data Corp.	1,151	51,841
Fiserv, Inc.(a)	281	12,746
Freescale Semiconductor, Inc. — Class B(a)	604	17,758
Gateway, Inc.(a)	395	751
Google, Inc.(a)	300	125,799
Hewlett-Packard Co.	4,274	135,400
Intel Corp.	8,972	170,019
International Business Machines Corp.	2,379	182,755
Intuit, Inc.(a)	271	16,366
Jabil Circuit, Inc.	257	6,579
JDS Uniphase Corp.(a)	2,468	6,244
Juniper Networks, Inc.(a)	840	13,432
KLA-Tencor Corp.	295	12,263
Lexmark International, Inc. — Class A(a)	199	11,110
Linear Technology Corp.	458	15,338
LSI Logic Corp.(a)	584	5,227
Lucent Technologies, Inc.(a)	6,626	16,035
Maxim Integrated Products, Inc.	489	15,702
Micron Technology, Inc.(a)	919	13,840
Microsoft Corp.	13,400	312,220
Molex, Inc.	242	8,124
Motorola, Inc.	3,681	74,172
National Semiconductor Corp.	512	12,211
NCR Corp.(a)	278	10,186
Network Appliance, Inc.(a)	549	19,380
Novell, Inc.(a)	570	3,779
Novellus Systems, Inc.(a)	232	5,730
NVIDIA Corp.(a)	504	10,730
Oracle Corp.(a)	5,681	82,318
Parametric Technology Corp.(a)	162	2,059
Paychex, Inc.	497	19,373
PMC — Sierra, Inc.(a)	272	2,557
QLogic Corp.(a)	304	5,241
QUALCOMM, Inc.	2,639	105,745
Sabre Holdings Corp. — Class A	219	4,818
SanDisk Corp.(a)	280	14,274
Sanmina-SCI Corporation(a)	786	3,616
Solectron Corp.(a)	1,454	4,973
Sun Microsystems, Inc.(a)	5,083	21,094
Symantec Corp.(a)	1,647	25,594
Symbol Technologies, Inc.	363	3,917
Tektronix, Inc.	141	4,148
Tellabs, Inc.(a)	667	8,878
Teradyne, Inc.(a)	294	4,095
Texas Instruments, Inc.	2,420	73,302
Unisys Corp.(a)	509	3,197
VeriSign, Inc.(a)	380	8,805
Xerox Corp.(a)	1,432	19,919
Xilinx, Inc.	522	11,823
Yahoo!, Inc.(a)	1,870	61,710

		2,537,788

MATERIALS - 2.0%
Air Products & Chemicals, Inc.	331	21,158
Alcoa, Inc.	1,301	42,100
Allegheny Technologies, Inc.	141	9,763
Ashland, Inc.	124	8,271
Ball Corp.	182	6,741
Bemis Co.	179	5,481
Consol Energy, Inc.	280	13,082
The Dow Chemical Co.	1,439	56,164
Eastman Chemical Co.	136	7,344
Ecolab, Inc.	275	11,159
EI Du Pont de Nemours & Co.	1,384	57,574
Freeport-McMoRan Copper & Gold, Inc. — Class B	265	14,684
Hercules, Inc.(a)	189	2,884
International Flavors & Fragrances, Inc.	137	4,828
International Paper Co.	732	23,644
Louisiana-Pacific Corp.	185	4,051
MeadWestvaco Corp.	275	7,681
Monsanto Co.	401	33,760
Newmont Mining Corp.	666	35,251
Nucor Corp.	522	28,319
Pactiv Corp.(a)	250	6,188
Phelps Dodge Corp.	324	26,620
PPG Industries, Inc.	254	16,764
Praxair, Inc.	482	26,028
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. – Pinnacle Series
BALANCED INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
MATERIALS — 2.0% (Continued)
Rohm & Haas Co.	243	$12,179
Sealed Air Corp.	139	7,239
Sigma-Aldrich Corp.	113	8,208
Temple-Inland, Inc.	189	8,102
United States Steel Corp.	191	13,393
Vulcan Materials Co.	171	13,338
Weyerhaeuser Co.	366	22,784

		554,782

TELECOMMUNICATION SERVICES — 2.0%
Alltel Corp.	570	36,383
AT&T, Inc.	5,859	163,407
BellSouth Corp.	2,732	98,898
CenturyTel, Inc.	217	8,062
Citizens Communications Co.	512	6,682
Embarq Corp.(a)	218	8,936
Qwest Communications International, Inc.(a)	2,279	18,437
Sprint Nextel Corp.	4,372	87,396
Verizon Communications, Inc.	4,453	149,131

		577,332

UTILITIES — 2.1%
The AES Corp.(a)	974	17,970
Allegheny Energy, Inc.(a)	243	9,008
Ameren Corp.	304	15,352
American Electric Power Co., Inc.	586	20,071
Centerpoint Energy, Inc.	462	5,775
CMS Energy Corp.(a)	327	4,231
Consolidated Edison, Inc.	365	16,221
Constellation Energy Group, Inc.	266	14,502
Dominion Resources, Inc.	508	37,993
DTE Energy Co.	266	10,837
Duke Energy Corporation	1,845	54,188
Dynegy, Inc. — Class A(a)	428	2,341
Edison International	486	18,954
Entergy Corp.	310	21,933
Exelon Corp.	1,000	56,830
FirstEnergy Corp.	492	26,671
FPL Group, Inc.	588	24,332
KeySpan Corp.	260	10,504
Nicor, Inc.	74	3,071
NiSource, Inc.	407	8,889
Peoples Energy Corp.	64	2,298
PG&E Corp.	557	21,879
Pinnacle West Capital Corp.	165	6,585
PPL Corp.	566	18,282
Progress Energy, Inc.	375	16,076
Public Service Enterprise Group, Inc.	357	23,605
Sempra Energy	382	17,373
The Southern Co.	1,115	35,736
TECO Energy, Inc.	310	4,631
TXU Corp.	716	42,810
Xcel Energy, Inc.	601	11,527

		580,475

Total Common Stocks (Cost $14,941,185)		17,475,998

	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS — 8.6%
CONSUMER STAPLES — 0.4%
Campbell Soup Co.
5.875%, 10/01/2008	$100,000	$100,467

ENERGY — 1.8%
Burlington Resources Finance Co.
6.500%, 12/01/2011	150,000	155,180
Colonial Pipeline Co.
7.750%, 11/01/2010(b)	125,000	134,625
Conoco Funding Co.
6.350%, 10/15/2011	50,000	51,441
Public Service North Carolina, Inc.
6.625%, 02/15/2011	150,000	155,236

Total Energy		496,482

FINANCIALS — 1.5%
Key Bank National Association
5.000%, 07/17/2007	100,000	99,013
TIAA Global Markets, Inc.
4.125%, 11/15/2007(b)	150,000	146,624
Union Planters Corp.
4.375%, 12/01/2010	190,000	180,278

Total Financials		425,915

HEALTH CARE — 0.5%
Amgen, Inc.
6.500%, 12/01/2007	150,000	151,600

INDUSTRIALS — 1.8%
Honeywell International, Inc.
7.500%, 03/01/2010	125,000	132,453
Masco Corp.
5.875%, 07/15/2012	125,000	122,852
United Technologies Corp.
4.375%, 05/01/2010	250,000	239,360

Total Industrials		494,665

MATERIALS — 2.6%
Champion International Corp.
7.200%, 11/01/2026	450,000	463,290
Weyerhaeuser Co.
7.500%, 03/01/2013	250,000	262,699

Total Materials		725,989

Total Corporate Bonds (Cost $2,507,025)		2,395,118

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. – Pinnacle Series
SCHEDULE OF INVESTMENTS	BALANCED INDEX PORTFOLIO

	PRINCIPAL
	AMOUNT	VALUE
MORTGAGE BACKED SECURITIES — 10.5%
Fannie Mae Pool
Pool #500823, 7.000%, 07/01/2029	$441,368	$452,500
Pool #653650, 6.500%, 08/01/2032	91,841	92,112
Pool #722267, 5.500%, 07/01/2033	263,951	254,633
Pool #732114, 6.000%, 08/01/2033	249,902	246,731
Pool #357457, 5.500%, 11/01/2033	522,707	504,255
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	658,730	635,516
Pool #E9-9160, 4.500%, 09/01/2018	136,217	128,840
Ginnie Mae Pool
Pool #003583M, 5.500%, 07/20/2034	658,369	636,028

Total Mortgage Backed Securities (Cost $3,110,279)		2,950,615

U.S. GOVERNMENT AGENCY ISSUES — 6.1%
Federal Home Loan Mortgage Corp.
3.500%, 09/15/2007	1,750,000	1,710,629

Total U.S. Government Agency Issues (Cost $1,769,593)		1,710,629

U.S. TREASURY OBLIGATIONS (e) — 10.5%
U.S. Treasury Bonds
6.250%, 08/15/2023	250,000	275,723
5.250%, 11/15/2028	200,000	199,062
6.125%, 08/15/2029	195,000	216,816
U.S. Treasury Notes
7.000%, 07/15/2006	250,000	250,098
6.125%, 08/15/2007	100,000	100,902
4.000%, 08/31/2007	200,000	197,180
5.500%, 02/15/2008	200,000	201,047
4.625%, 02/29/2008	200,000	198,180
4.750%, 11/15/2008	200,000	198,211
3.375%, 12/15/2008	84,000	80,614
4.500%, 02/15/2009	200,000	196,836
6.000%, 08/15/2009	50,000	51,248
5.750%, 08/15/2010	180,000	184,422
4.250%, 01/15/2011	300,000	289,676
4.375%, 08/15/2012	100,000	96,195
3.625%, 05/15/2013	234,000	214,046

Total U.S. Treasury Obligations (Cost $3,038,879)		2,950,256

	SHARES	VALUE
UNIT INVESTMENT TRUSTS — 0.6%
iShares Lehman Aggregate Bond Fund	1,800	$175,392

Total Unit Investment Trusts (Cost $178,876)		175,392

SHORT TERM INVESTMENTS (e) — 1.4%
MONEY MARKET FUNDS — 0.4%
Northern Institutional Diversified Assets Portfolio	109,417	109,417

	PRINCIPAL
	AMOUNT	VALUE
U.S. TREASURY BILLS — 1.0%
4.800%, 09/14/2006	$300,000	$297,117

Total Short Term Investments (Cost $406,436)		406,534

TOTAL INVESTMENTS (Cost $25,952,273) (c) — 99.9%		28,064,542
NORTHERN INSTITUTIONAL LIQUID ASSETS PORTFOLIO (d) — 12.9%		3,617,101
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.8)%		(3,581,087)

TOTAL NET ASSETS — 100.0%		$28,100,556

(a)	Non income producing security.

(b)	Security exempt from registration under Rule 144 (a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	For federal income tax purposes, cost is $25,985,938 and gross unrealized appreciation and depreciation of securities as of June 30, 2006 was $3,567,865 and ($1,489,261), respectively, with a net appreciation / (depreciation) of $2,078,604.

(d)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $4,066,054, $3,617,101, and $538,769, respectively.

(e)	Securities and other assets with an aggregate value of $319,850 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2006:

		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)

S&P 500 Index (09/06)	1	$9,717
The accompanying notes are an integral part of the financial statements.

BALANCED INDEX PORTFOLIO	Summit Mutual Funds, Inc. — Pinnacle Series FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

ASSETS
Investments in securities, at value	$28,064,542
Collateral for securities loaned, at fair value	3,617,101
Receivables:
Shares sold	101
Securities sold	2,314
Interest and dividends	135,507
Prepaid expenses and other	667

31,820,232

LIABILITIES
Payables:
Shares redeemed	72,002
Payable upon return of securities loaned	3,617,101
Advisory fees	1,588
Administration expenses	1,487
Directors’fees	34
Custodian fees	4,149
Fund accounting fees	5,873
Professional fees	9,347
Variation margin	800
Royalty fees	3,193
Other accrued expenses	4,102

3,719,676

NET ASSETS*
Paid-in capital	27,567,703
Accumulated net investments income / (loss)	62,401
Accumulated net realized gain / (loss) on investments and futures contracts	(1,651,534)
Net unrealized appreciation / (depreciation) on investments and futures contracts	2,121,986

$28,100,556

Investments at cost	25,952,273
Shares authorized ($.10 par value)	20,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS

		Shares
Share Class	Net Assets	Outstanding
Class I	$28,100,556	612,783	$45.86

* FEDERAL TAX DATA AS OF DECEMBER 31, 2005
Undistributed ordinary income	$105,467
Unrealized appreciation	$1,895,381

Capital Loss Carryforward Expiring December 31:

2010	2011	2012	2013
$(350,093)	$—	$(629,782)	$(576,478)
STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$245,538
Dividends	170,688
Other income	1,953

418,179

EXPENSES
Advisory fees	43,291
Administration expenses	14,430
Custodian fees and expenses	6,783
Fund accounting fees and expenses	14,015
Professional fees	7,870
Directors’fees	1,619
Transfer agent fees	5,236
Royalty fee	1,082
Other expenses	3,153

97,479
Reimbursements and waivers	(10,897)

86,582

NET INVESTMENT INCOME / (LOSS)	331,597

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments and options	(107,436)
Net realized gain / (loss) on futures contracts	11,255

(96,181)

Net change in unrealized appreciation / (depreciation) on investments and futures contracts	227,604

NET REALIZED AND UNREALIZED GAIN / (LOSS)	131,423

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS	$463,020

TRANSACTIONS WITH AFFILIATES:

Percent of Current
Net Asset Value
Advisory	Administration	Expense
Fee	Fee	Limit(1)	Waiver	Reimbursement

0.30%	0.10%	0.30%	$10,897	$—

(1)	The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series FINANCIAL STATEMENTS	BALANCED INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months
	Ended June 30,	Year Ended
	(Unaudited)	December 31,
	2006	2005

OPERATIONS
Net investment income / (loss)	$331,597	$694,842
Net realized gain / (loss) on investments and futures	(96,181)	(508,983)
Net change in unrealized appreciation / (depreciation) on investments	227,604	701,835

	463,020	887,694

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(374,663)	(793,393)

	(374,663)	(793,393)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	866,833	1,895,604
Reinvestment of distributions	374,663	793,393
Payments for shares redeemed	(2,545,116)	(6,823,962)

	(1,303,620)	(4,134,965)

NET INCREASE / (DECREASE) IN NET ASSETS	(1,215,263)	(4,040,664)
NET ASSETS
Beginning of period	29,315,819	33,356,483

End of period	$28,100,556	$29,315,819

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$62,401	$105,467

FUND SHARE TRANSACTIONS
Sold	18,669	42,136
Reinvestment of distributions	8,115	17,700
Redeemed	(54,920)	(151,195)

Net increase / (decrease) from fund share transactions	(28,136)	(91,359)

TOTAL COST OF PURCHASES OF:
Common Stocks	$785,124	$841,020
U.S. Government Securities	889,531	—
Corporate Bonds	423,178	301,187

	$2,097,833	$1,142,207

TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$413,449	$3,825,429
U.S. Government Securities	331,339	1,864,874
Corporate Bonds	739,050	342,899

	$1,483,838	$6,033,202

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$374,663	$793,393

	$374,663	$793,393

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series
NASDAQ-100 INDEX PORTFOLIO
Objective – Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index (the “Index”).
Strategy – The Summit Pinnacle Nasdaq-100 Index Portfolio (the “Portfolio”) will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.
Managers’Comments:
For the period ended June 30, 2006, the Summit Nasdaq-100 Index Portfolio’s total return was (4.32)% (after waivers and reimbursements, but before the impact of any product or contract-level fees). This compares to a (4.03)% total return for the Nasdaq-100 Index. The difference of 0.29% is referred to as “tracking error” and is largely attributed to the Portfolio’s operating expenses. These expenses represent the Portfolio’s costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; broker’s commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio’s objectives and strategies call for a correlation of at least 95% between the Portfolio’s pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.
Fund Data

Managers:	Gary R. Rodmaker Nick J. Kotsonis Kevin P. Aug
Inception Date:	April 27, 2000
Total Net Assets:	$24.21 Million
No. of Holdings:	100
Median Cap Size:	$8,846 Million
Average Price-to-book Ratio:	4.02 x
Dividend Yield:	0.44%
Top 10 Equity Holdings

(% of net assets)
Microsoft Corp.	5.81%
QUALCOMM, Inc.	5.77%
Apple Computer, Inc.	4.80%
Google, Inc.	3.90%
Cisco Systems, Inc.	3.03%
Starbucks Corp.	2.88%
Intel Corp.	2.74%
Amgen, Inc.	2.55%
Oracle Corp.	2.30%
Comcast Corp. — Class A	2.21%
Sector Allocations
“Nasdaq” and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Portfolio. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

Summit Mutual Funds, Inc. — Pinnacle Series FINANCIAL HIGHLIGHTS	NASDAQ-100 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

	Six Months
	Ended June 30,
	(Unaudited)		Year Ended December 31,
	2006		2005	2004	2003	2002	2001

Net asset value, beginning of period	$22.97		$22.81	$20.72	$13.94	$22.30	$33.35

Investment Activities:
Net investment income / (loss)	(0.00	)(3)	0.02	0.12	(0.04)	(0.07)	—
Net realized and unrealized gains / (losses)	(0.99)		0.26	1.97	6.82	(8.29)	(11.05)

Total from Investment Activities	(0.99)		0.28	2.09	6.78	(8.36)	(11.05)

DISTRIBUTIONS:
Net investment income	(0.03)		(0.12)	—	—	—	—

Total Distributions	(0.03)		(0.12)	—	—	—	—

Net asset value, end of period	$21.95		$22.97	$22.81	$20.72	$13.94	$22.30

Total return	-4.32%		1.30%	10.09%	48.64%	-37.49%	-33.13%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net(1)	0.65	%(2)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets – gross	0.74	%(2)	0.76%	0.79%	0.91%	1.11%	0.97%
Ratio of net investment income / (loss) to average net assets	-0.01	%(2)	0.09%	0.61%	-0.31%	-0.43%	-0.21%
Portfolio turnover rate	4.47%		13.86%	4.19%	3.97%	11.79%	5.49%
Net assets, end of period (000’s)	$24,214		$26,330	$27,607	$23,350	$9,583	$14,560

(1)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(2)	Annualized.

(3)	Less than $0.01 per share.
The accompanying notes are an integral part of the financial statements.

NASDAQ-100 INDEX PORTFOLIO	Summit Mutual Funds, Inc. — Pinnacle Series SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (Unaudited)

	SHARES	VALUE

COMMON STOCKS — 95.3%
CONSUMER DISCRETIONARY — 18.0%
Amazon.com, Inc. (a)	4,734	$183,111
Apollo Group, Inc. (a)	3,003	155,165
Bed Bath & Beyond, Inc. (a)	6,487	215,174
Comcast Corp. — Class A (a)	16,330	534,644
Discovery Holding Co. (a)	4,070	59,544
eBay, Inc. (a)	18,197	532,990
EchoStar Communications Corp. — Class A (a)	3,658	112,703
Expedia, Inc. (a)	5,861	87,739
Garmin Ltd.	1,784	188,105
IAC/InterActiveCorp (a)	5,709	151,231
Lamar Advertising Co. (a)	1,442	77,666
Liberty Global, Inc. (a)	3,915	84,172
NTL Inc.	5,304	132,070
PETsMART, Inc.	2,383	61,005
Ross Stores, Inc.	2,490	69,845
Sears Holdings Corp. (a)	2,806	434,481
Sirius Satellite Radio, Inc. (a)	25,956	123,291
Staples, Inc.	8,370	203,558
Starbucks Corp. (a)	18,456	696,899
Urban Outfitters, Inc. (a)	3,037	53,117
Wynn Resorts Ltd (a)	1,909	139,930
XM Satellite Radio Holdings, Inc. — Class A (a)	4,548	66,628

		4,363,068

CONSUMER STAPLES - 1.6%
Costco Wholesale Corp.	4,264	243,602
Whole Foods Market, Inc.	2,331	150,676

		394,278

ENERGY — 0.4%
Patterson-UTI Energy, Inc.	3,080	87,195

HEALTH CARE — 13.6%
Amgen, Inc. (a)	9,456	616,815
Amylin Pharmaceuticals, Inc. (a)	2,105	103,924
Biogen Idec, Inc. (a)	6,396	296,327
Biomet, Inc.	5,706	178,541
Celgene Corp. (a)	5,861	277,987
Dentsply International, Inc.	1,328	80,477
Express Scripts, Inc. (a)	2,291	164,356
Genzyme Corp. (a)	5,617	342,918
Gilead Sciences, Inc. (a)	7,711	456,183
Intuitive Surgical, Inc. (a)	630	74,321
Lincare Holdings, Inc. (a)	1,660	62,814
MedImmune, Inc. (a)	4,503	122,031
Patterson Companies, Inc. (a)	2,325	81,212
Sepracor, Inc. (a)	1,819	103,938
Teva Pharmaceutical Industries, Ltd. — ADR	10,763	340,003

		3,301,847

INDUSTRIALS — 4.7%
American Power Conversion Corp.	3,454	67,318
C.H. Robinson Worldwide, Inc.	2,862	152,545
Cintas Corp.	3,449	137,132
Expeditors International Washington, Inc.	3,710	207,797
Fastenal Co.	2,558	103,062
Joy Global, Inc.	2,110	109,910
Monster Worldwide, Inc. (a)	2,373	101,232
Paccar, Inc.	3,236	$266,582

		1,145,578

INFORMATION TECHNOLOGY — 55.7%
Activision, Inc. (a)	4,313	49,082
Adobe Systems, Inc. (a)	10,084	306,150
Akamai Technologies, Inc. (a)	2,600	94,094
Altera Corp. (a)	8,717	152,983
Apple Computer, Inc. (a)	20,364	1,163,192
Applied Materials, Inc.	13,955	227,187
ATI Technologies, Inc. (a)	4,232	61,787
Autodesk, Inc. (a)	4,117	141,872
BEA Systems, Inc. (a)	6,176	80,844
Broadcom Corp. — Class A (a)	7,401	222,400
Cadence Design Systems, Inc. (a)	5,089	87,276
CDW Corp.	1,483	81,046
Check Point Software Technologies Ltd. (a)	4,123	72,482
CheckFree Corp. (a)	1,527	75,678
Cisco Systems, Inc. (a)	37,592	734,172
Citrix Systems, Inc. (a)	3,754	150,686
Cognizant Technology Solutions Corp. (a)	2,381	160,408
Comverse Technology, Inc. (a)	3,588	70,935
Dell, Inc. (a)	14,459	352,944
Electronic Arts, Inc. (a)	5,238	225,443
Fiserv, Inc. (a)	3,784	171,642
Flextronics International Ltd. (a)	10,724	113,889
Google, Inc. (a)	2,254	945,170
Intel Corp.	35,042	664,046
Intuit, Inc. (a)	3,815	230,388
JDS Uniphase Corp. (a)	32,975	83,427
Juniper Networks, Inc. (a)	6,326	101,153
KLA-Tencor Corp.	4,136	171,933
Lam Research Corp. (a)	2,514	117,203
Linear Technology Corp.	6,987	233,995
Marvell Technology Group Ltd. (a)	4,806	213,050
Maxim Integrated Products, Inc.	7,687	246,830
Microchip Technology, Inc.	3,030	101,656
Microsoft Corp.	60,337	1,405,852
Network Appliance, Inc. (a)	6,694	236,298
NVIDIA Corp. (a)	5,968	127,059
Oracle Corp. (a)	38,442	557,025
Paychex, Inc.	6,156	239,961
QUALCOMM, Inc.	34,876	1,397,481
Red Hat, Inc. (a)	3,131	73,265
Research In Motion Ltd. (a)	3,170	221,171
SanDisk Corp. (a)	3,045	155,234
Sun Microsystems, Inc. (a)	25,744	106,838
Symantec Corp. (a)	18,655	289,899
Telefonaktiebolaget LM Ericsson — ADR	1,932	63,833
Tellabs, Inc. (a)	4,462	59,389
VeriSign, Inc. (a)	3,973	92,054
Xilinx, Inc.	7,821	177,146
Yahoo!, Inc. (a)	11,655	384,615

		13,492,163

MATERIALS - 0.4%
Sigma-Aldrich Corp.	1,137	82,592

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

SCHEDULE OF INVESTMENTS	NASDAQ-100 INDEX PORTFOLIO

	SHARES	VALUE

TELECOMMUNICATION SERVICES — 0.9%
Millicom International Cellular S.A. (a)	1,720	$78,139
NII Holdings, Inc. (a)	2,594	146,250

		224,389

Total Common Stocks (Cost $20,213,597)		23,091,110

SHORT TERM INVESTMENTS(d) — 4.1%
MONEY MARKET FUNDS - 3.7%
Northern Institutional Diversified Assets Portfolio	886,660	886,660

	PRINCIPAL
	AMOUNT	VALUE

U.S. TREASURY BILLS — 0.4% 4.800%, 09/14/2006	$100,000	$99,039

Total Short Term Investments (Cost $985,666)		985,699

TOTAL INVESTMENTS — 99.4% (Cost $21,199,263) (b)		24,076,809

NORTHERN INSTITUTIONAL LIQUID ASSETS PORTFOLIO (c) — 8.9%		2,150,868

LIABILITIES IN EXCESS OF OTHER ASSETS — (8.3)%		(2,013,311)

TOTAL NET ASSETS — 100.0%		$24,214,366

ADR American Depository Receipt

(a)	Non income producing security.

(b)	For federal income tax purposes, cost is $22,045,134 and gross unrealized appreciation and depreciation of securities as of June 30, 2006 was $4,517,378 and ($2,485,703), respectively, with a net appreciation of $2,031,675.

(c)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $2,792,243, $2,150,868, and $686,460, respectively.

(d)	Securities and other assets with an aggregate value of $954,900 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2006:

		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)

Nasdaq-100 Index (09/06)	4	$10,018
Nasdaq-100 Index Mini (09/06)	10	5,515
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

NASDAQ-100 INDEX PORTFOLIO	FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

ASSETS
Investments in securities, at value	$24,076,809
Collateral for securities loaned, at fair value	2,150,868
Receivables:
Shares sold	173,083
Interest and dividends	1,724
Receivable from Adviser	2,920
Prepaid expenses and other	2,804

26,408,208

LIABILITIES
Payables:
Shares redeemed	8,318
Payable upon return of securities loaned	2,150,868
Administration expenses	5,928
Directors’ fees	159
Custodian fees	3,312
Fund accounting fees	4,011
Professional fees	8,389
Variation margin	8,100
Other accrued expenses	4,757

2,193,842

NET ASSETS*
Paid-in capital	30,779,857
Accumulated net investments income / (loss)	(11,049)
Accumulated net realized gain / (loss) on investments and futures contracts	(9,447,521)
Net unrealized appreciation / (depreciation) on investments and futures contracts	2,893,079

$24,214,366

Investments at cost	$21,199,263
Shares authorized ($.10 par value)	20,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS

		Shares
Share Class	Net Assets	Outstanding
Class I	$24,214,366	1,102,937	$21.95

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2005

Undistributed ordinary income	$24,490
Unrealized appreciation	$2,378,665
Capital Loss Carryforward Expiring December 31:

2008	2009	2010	2011	2012	2013
$(905,274)	$(1,618,824)	$(3,618,754)	$(231,065)	$(139,726)	$(1,358,042)
STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$19,476
Dividends	58,041
Foreign dividend taxes withheld	(232)
Other income	4,611

81,896

EXPENSES
Advisory fees	45,039
Administration expenses	12,868
Custodian fees and expenses	5,601
Fund accounting fees and expenses	10,937
Professional fees	7,326
Directors’ fees	1,525
Transfer agent fees	5,765
Royalty fee	2,340
Other expenses	3,354

94,755
Reimbursements and waivers	(11,110)

83,645

NET INVESTMENT INCOME / (LOSS)	(1,749)

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments and options	(708,652)
Net realized gain / (loss) on futures contracts	(72,129)

(780,781)

Net change in unrealized appreciation / (depreciation) on investments and futures contracts	(278,887)

NET REALIZED AND UNREALIZED GAIN / (LOSS)	(1,059,668)

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,061,417)

TRANSACTIONS WITH AFFILIATES:

Percent of Current
Net Asset Value
Advisory	Administration	Expense
Fee	Fee	Limit(1)	Waiver	Reimbursement

0.35%	0.10%	0.30%	$11,110	$—

(1)	The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

FINANCIAL STATEMENTS	NASDAQ-100 INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months
	Ended June 30,	Year Ended
	(Unaudited)	December 31,
	2006	2005
OPERATIONS
Net investment income / (loss)	$(1,749)	$24,484
Net realized gain / (loss) on investments and futures	(780,781)	(1,274,075)
Net change in unrealized appreciation / (depreciation) on investments	(278,887)	1,481,053

	(1,061,417)	231,462

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(33,790)	(150,044)

	(33,790)	(150,044)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	2,338,302	5,995,790
Reinvestment of distributions	33,790	150,044
Payments for shares redeemed	(3,393,016)	(7,503,339)

	(1,020,924)	(1,357,505)

NET INCREASE / (DECREASE) IN NET ASSETS	(2,116,131)	(1,276,087)

NET ASSETS
Beginning of period	26,330,497	27,606,584

End of period	$24,214,366	$26,330,497

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME / (LOSS)	$(11,049)	$24,490

FUND SHARE TRANSACTIONS
Sold	101,372	275,249
Reinvestment of distributions	1,429	7,176
Redeemed	(146,150)	(346,239)

Net increase / (decrease) from fund share transactions	(43,349)	(63,814)

TOTAL COST OF PURCHASES OF:
Common Stocks	$1,111,224	$3,318,253

	$1,111,224	$3,318,253

TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$1,706,375	$4,144,265

	$1,706,375	$4,144,265

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$33,790	$150,044

	$33,790	$150,044

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
Objective — Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index (the “Index”).
Strategy — The Summit Pinnacle Russell 2000 Small Cap Index Portfolio (the “Portfolio”) will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.
Managers’ Comments:
For the period ended June 30, 2006, the Summit Russell 2000 Index Portfolio’s (Class I) total return was 7.88% (before the impact of any product or contract-level fees). This compares to a 8.21% total return for the Russell 2000 Index. The difference of 0.33% is referred to as “tracking error” and is largely attributed to the Portfolio’s operating expenses. These expenses represent the Portfolio’s costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; broker’s commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio’s objectives and strategies call for a correlation of at least 95% between the Portfolio’s pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.
Fund Data

Managers:	Gary R. Rodmaker
Nick J. Kotsonis
Kevin P. Aug
Inception Date:	April 27, 2000
Total Net Assets:	$86.66 Million
No. of Holdings:	1976
Median Cap Size:	$614 Million
Average Price-to-book Ratio:	2.38 x
Dividend Yield:	1.07%
Top 10 Equity Holdings

(% of net assets)
Maverick Tube Corp.	0.20%
Hologic, Inc.	0.17%
JetBlue Airways Corp.	0.16%
Phillips-Van Heusen	0.16%
Formfactor, Inc.	0.15%
RSA Security, Inc.	0.15%
Polycom, Inc.	0.15%
Alexandria Real Estate Equities, Inc.	0.15%
3Com Corp.	0.15%
Highwoods Properties, Inc.	0.15%
Sector Allocation
The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

Summit Mutual Funds, Inc. — Pinnacle Series

FINANCIAL HIGHLIGHTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

	CLASS I
	Six Months
	Ended June 30,
	(Unaudited)		Year Ended December 31,
	2006		2005	2004	2003	2002	2001
Net asset value, beginning of period	$65.46		$63.92	$54.40	$37.52	$48.10	$49.95

Investment Activities:
Net investment income / (loss)	0.31	(4)	0.41	0.31 (4)	0.22	0.29	0.40
Net realized and unrealized gains / (losses)	4.88		2.07	9.32	16.95	(10.31)	0.35

Total from Investment Activities	5.19		2.48	9.63	17.17	(10.02)	0.75

DISTRIBUTIONS:
Net investment income	(0.44)		(0.31)	(0.11)	(0.29)	(0.09)	(0.45)
Net realized gains	(2.17)		(0.63)	—	—	(0.47)	(2.15)

Total Distributions	(2.61)		(0.94)	(0.11)	(0.29)	(0.56)	(2.60)

Net asset value, end of period	$68.04		$65.46	$63.92	$54.40	$37.52	$48.10

Total return	7.88%		4.01%	17.72%	46.19%	-21.05%	1.54%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets — net(2)	0.63	%(3)	0.69%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets — gross	0.63	%(3)	0.69%	0.76%	1.12%	1.33%	1.10%
Ratio of net investment income / (loss) to average net assets	0.89	%(3)	0.70%	0.60%	0.57%	0.65%	0.90%
Portfolio turnover rate	21.16%		25.20%	27.27%	23.87%	30.78%	32.70%
Net assets, end of period (000’s)	$86,365		$75,815	$68,770	$25,794	$13,863	$21,503

	CLASS F
	Six Months		Period from
	Ended June 30,		October 4, 2004(1)
	(Unaudited)		to December 31,
	2006		2005
Net asset value, beginning of period	$65.43		$64.41

Investment Activities:
Net investment income / (loss)	0.24	(4)	0.12
Net realized and unrealized gains / (losses)	4.88		0.90

Total from Investment Activities	5.12		1.02

DISTRIBUTIONS:
Net investment income	(0.42)		—
Net realized gains	(2.17)		—

Total Distributions	(2.59)		—

Net asset value, end of period	$67.96		$65.43

Total return	7.78%		1.58%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets — net(2)	0.83	%(3)	0.84	%(3)
Ratio of expenses to average net assets — gross	0.83	%(3)	0.84	%(3)
Ratio of net investment income / (loss) to average net assets	0.69	%(3)	0.74	%(3)
Portfolio turnover rate	21.16%		25.20%
Net assets, end of period (000’s)	$295		$5

(1)	Commencement of operations.

(2)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(3)	Annualized.

(4)	Per share amounts are based on average shares outstanding.
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (Unaudited)

	SHARES	VALUE

COMMON STOCKS — 93.7%
CAPITAL GOODS — 10.6%
AAR Corp. (a)	2,268	$50,418
ABX Air, Inc. (a)	3,781	22,837
Acco Brands Corp. (a)	2,933	64,233
Accuride Corp. (a)	1,474	18,381
Actuant Corp. Class A	1,738	86,813
ADE Corp. (a)	554	17,999
Advanced Energy Industries, Inc. (a)	2,295	30,386
Aftermarket Technology Corp. (a)	1,332	33,100
Airtran Holdings, Inc. (a)	5,587	83,023
Alaska Air Group, Inc. (a)	2,572	101,388
American Axle & Manufacturing Holdings, Inc.	3,379	57,815
American Commercial Lines (a)	2,003	120,681
American Ecology Corp.	1,015	26,898
American Railcar Industries, Inc.	496	16,423
American Superconductor Corp. (a)	2,072	18,296
Andrew Corp. (a)	10,397	92,117
AO Smith Corp.	1,334	61,844
Applied Films Corp. (a)	979	27,892
Applied Industrial Technologies, Inc.	2,915	70,852
Arctic Cat, Inc.	846	16,505
ARGON ST, Inc. (a)	832	22,156
Arkansas Best Corp.	1,643	82,495
Arris Group, Inc. (a)	6,720	88,166
ArvinMeritor, Inc.	4,545	78,129
Astec Industries, Inc. (a)	1,041	35,519
ASV, Inc. (a)	1,361	31,357
Asyst Technologies, Inc. (a)	3,083	23,215
Atlas Air Worldwide Holdings (a)	1,300	63,752
ATMI, Inc. (a)	2,318	57,069
Audiovox Corp. (a)	1,065	14,548
Aviall, Inc. (a)	2,168	103,023
Axcelis Technologies, Inc. (a)	6,481	38,238
Badger Meter, Inc.	905	24,435
Baldor Electric Co.	2,071	64,802
Bandag, Inc.	702	25,686
Basin Water, Inc. (a)	390	3,908
BE Aerospace, Inc. (a)	5,044	115,306
Belden CDT, Inc.	2,814	93,003
Blount International, Inc. (a)	2,472	29,713
Briggs & Stratton Corp.	3,353	104,312
Brooks Automation, Inc. (a)	4,807	56,723
Bucyrus International, Inc. — Class A	1,901	96,001
CalAmp Corp. (a)	1,514	13,459
Cascade Corp.	762	30,137
Cavco Industries, Inc. (a)	414	18,398
C-COR, Inc. (a)	3,092	23,870
Celadon Group, Inc. (a)	1,495	32,950
Champion Enterprises, Inc. (a)	4,917	54,284
Cognex Corp.	3,036	79,027
Cohu, Inc.	1,350	23,692
Color Kinetics, Inc. (a)	817	15,449
Columbus McKinnon Corp. NY (a)	1,192	25,914
Commercial Vehicle Group, Inc. (a)	1,372	28,373
Cooper Tire & Rubber Co.	4,148	46,209
Credence Systems Corp. (a)	5,791	20,268
CTS Corp.	2,293	34,143
Curtiss-Wright Corp.	2,813	86,865
Cymer, Inc. (a)	2,515	116,847
Darling International, Inc. (a)	4,151	18,804
Dionex Corp. (a)	1,265	69,145
DXP Enterprises Inc. (a)	113	3,511
Dynamex, Inc. (a)	725	15,812
EGL, Inc. (a)	2,101	105,470
Electro Scientific Industries, Inc. (a)	1,853	33,335
Emcore Corp. (a)	2,545	24,432
EnPro Industries, Inc. (a)	1,308	43,949
Entegris, Inc. (a)	8,960	85,389
ESCO Technologies, Inc. (a)	1,654	88,406
Esterline Technologies Corp. (a)	1,626	67,625
ExpressJet Holdings, Inc. (a)	2,849	19,687
Federal Signal Corp.	3,143	47,585
FEI Co. (a)	1,548	35,109
Flanders Corp. (a)	818	8,205
Fleetwood Enterprises, Inc. (a)	4,130	31,140
Florida East Coast Industries	2,293	119,993
Flow International Corp. (a)	2,278	32,051
Forward Air Corp.	2,093	85,248
Franklin Electric Co, Inc.	1,343	69,353
Freightcar America, Inc.	819	45,463
Gehl Co. (a)	708	18,075
General Cable Corp. (a)	3,252	113,820
Genesee & Wyoming, Inc. (a)	2,252	79,878
Genlyte Group, Inc. (a)	1,553	112,484
The Gorman-Rupp Co.	508	13,513
Greenbrier Cos, Inc.	881	28,844
Gulfmark Offshore, Inc. (a)	926	23,919
Headwaters, Inc. (a)	2,584	66,047
Heartland Express, Inc.	3,933	70,361
Heico Corp.	1,345	38,131
Herman Miller, Inc. (a)	4,321	111,352
Hovnanian Enterprises, Inc. (a)	3,248	97,700
HUB Group, Inc. (a)	2,434	59,706
IMPCO Technologies, Inc. (a)	1,457	15,546
Interdigital Communications Corp. (a)	3,466	120,998
Intevac, Inc. (a)	1,273	27,599
Itron, Inc. (a)	1,606	95,172
JetBlue Airways Corp. (a)	11,314	137,352
K&F Industries Holdings, Inc. (a)	1,083	19,202
Kadant, Inc. (a)	865	19,895
Kenexa Corp. (a)	1,021	32,519
Keystone Automotive Industries, Inc. (a)	984	41,544
Kimball International, Inc.	1,392	27,436
Knight Transportation, Inc.	3,706	74,861
Knoll, Inc.	2,159	39,639
Kulicke & Soffa Industries, Inc. (a)	3,675	27,232
Ladish, Inc. (a)	913	34,210
Lear Corp. (a)	4,386	97,413
Levitt Corp.	1,025	16,400
Lindsay Manufacturing Co.	754	20,448
Littelfuse, Inc. (a)	1,470	50,539
LTX Corp. (a)	3,970	27,830
M/I Homes, Inc.	775	27,187
Marine Products Corp.	813	7,910
Maritrans, Inc.	720	17,928
Marten Transport Ltd. (a)	928	20,175
MasTec, Inc. (a)	2,621	34,623
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
CAPITAL GOODS — 10.6% (Continued)
Mattson Technology, Inc. (a)	3,416	$33,374
Measurement Specialties, Inc. (a)	738	16,435
Meritage Homes Corp. (a)	1,473	69,599
Mesa Air Group, Inc. (a)	2,180	21,473
Metrologic Instruments, Inc. (a)	735	11,032
Middleby Corp. (a)	434	37,567
Miller Industries Inc./TN	622	12,875
Mine Safety Appliances Co.	2,012	80,882
MKS Instruments, Inc. (a)	2,370	47,684
Modine Manufacturing Co.	2,170	50,691
Monaco Coach Corp.	1,693	21,501
Moog, Inc. (a)	2,275	77,851
MTC Technologies, Inc. (a)	558	13,186
MTS Systems Corp.	1,234	48,755
NACCO Industries, Inc.	285	39,162
Navistar International Corp. (a)	4,046	99,572
Noble International Ltd.	696	9,967
Nordson Corp.	1,917	94,278
Old Dominion Freight Line (a)	1,826	68,639
Orbital Sciences Corp. (a)	3,604	58,169
Orleans Homebuilders, Inc.	227	3,689
OYO Geospace Corp. (a)	256	14,620
Pacer International, Inc.	2,333	76,009
Palm Harbor Homes, Inc. (a)	536	9,428
PAM Transportation Services (a)	343	9,909
Patriot Transportation Holding, Inc. (a)	102	8,852
Paxar Corp. (a)	2,674	55,004
PHI, Inc. (a)	893	29,648
Photon Dynamics, Inc. (a)	1,055	13,209
Photronics, Inc. (a)	2,494	36,911
Pike Electric Corp. (a)	842	16,217
Polaris Industries, Inc. (a)	2,695	116,694
Polycom, Inc. (a)	5,900	129,328
Powell Industries, Inc. (a)	375	8,974
Power-One, Inc. (a)	4,848	31,997
Powerwave Technologies, Inc. (a)	7,084	64,606
Presstek, Inc. (a)	1,909	17,773
Quality Distribution, Inc. (a)	555	7,370
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	2,935	9,979
Radyne Comstream Corp. (a)	1,171	13,326
RAE Systems, Inc. (a)	2,510	10,040
RailAmerica, Inc. (a)	2,356	24,644
Raser Technologies, Inc. (a)	1,322	12,744
Reddy Ice Holdings, Inc.	1,087	22,120
Regal-Beloit Corp.	2,003	88,432
Republic Airways Holdings, Inc. (a)	2,117	36,031
Robbins & Myers, Inc.	725	18,952
Rofin-Sinar Technologies, Inc. (a)	941	54,079
Rudolph Technologies, Inc. (a)	1,491	21,620
Sauer-Danfoss, Inc.	565	14,362
SCS Transportation, Inc. (a)	948	26,098
Semitool, Inc. (a)	1,149	10,364
Skyline Corp.	376	16,085
Skywest, Inc.	4,120	102,176
Smith & Wesson Holding Corp. (a)	1,900	15,618
Sonic Solutions, Inc. (a)	1,669	27,539
Standex International Corp.	773	23,461
Superior Industries International	1,384	25,313
Symmetricom, Inc. (a)	2,988	21,125
TAL International Group, Inc. (a)	1,052	25,353
Taleo Corp. (a)	886	10,446
Taser International, Inc. (a)	3,959	31,316
Team, Inc. (a)	414	10,371
Technical Olympic USA, Inc.	952	13,671
Technitrol, Inc.	2,527	58,500
Tecumseh Products Co. (a)	1,031	19,795
Teledyne Technologies, Inc. (a)	2,080	68,141
Tennant Co.	437	21,972
Tenneco, Inc. (a)	2,825	73,450
Titan International, Inc.	926	17,325
Transdigm Group, Inc. (a)	720	17,244
Triumph Group, Inc. (a)	993	47,664
Ultratech, Inc. (a)	1,550	24,397
United Industrial Corp.	574	25,974
Universal Truckload Services, Inc. (a)	310	10,580
US Xpress Enterprises, Inc. (a)	560	15,131
USA Truck, Inc. (a)	390	6,950
Varian Semiconductor Equipment Associates, Inc. (a)	3,580	116,744
Veeco Instruments, Inc. (a)	1,970	46,965
Vicor Corp.	1,197	19,834
Visteon Corp. (a)	8,361	60,283
Wabash National Corp.	2,021	31,043
Watts Water Technologies, Inc.	1,623	54,452
Werner Enterprises, Inc.	3,318	67,256
Westinghouse Air Brake Technologies Corp.	3,038	113,621
Williams Scotsman International, Inc. (a)	1,938	42,326
Winnebago Industries, Inc.	2,083	64,656
Woodward Governor Co.	1,845	56,291
X-Rite, Inc.	1,275	14,012
Zygo Corp. (a)	1,176	19,275

		9,198,618

CONSUMER CYCLICALS — 17.9%
1-800-FLOWERS.COM, Inc. (a)	1,646	9,497
24/7 Real Media, Inc. (a)	3,156	27,710
99 Cents Only Stores (a)	2,756	28,828
Aaron Rents, Inc.	2,717	73,033
ABM Industries, Inc.	2,849	48,718
AC Moore Arts & Crafts, Inc. (a)	905	14,761
Administaff, Inc.	1,487	53,249
The Advisory Board Co. (a)	1,200	57,708
ADVO, Inc.	2,026	49,860
Aeropostale, Inc. (a)	3,595	103,860
AFC Enterprises (a)	1,673	21,331
Alderwoods Group, Inc. (a)	2,501	48,669
Ambassadors Group, Inc.	1,345	38,844
Ambassadors International, Inc. (a)	465	10,811
Amerco, Inc. (a)	667	67,140
American Greetings (a)	3,476	73,031
American Woodmark Corp.	707	24,773
America’s Car Mart, Inc. (a)	499	10,135
Ameristar Casinos, Inc.	1,584	30,809
AMN Healthcare Services, Inc. (a)	2,116	42,955
Applebees International, Inc. (a)	4,838	92,986
aQuantive, Inc. (a)	4,959	125,611
Arbitron, Inc.	2,035	78,002
Asbury Automotive Group, Inc. (a)	807	16,899
Aztar Corp. (a)	2,172	112,857
Bally Technologies, Inc. (a)	3,308	54,483
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
CONSUMER CYCLICALS — 17.9% (Continued)
Bally Total Fitness Holding Corp. (a)	2,399	$16,265
Banta Corp.	1,609	74,545
Barrett Business Services (a)	454	8,331
Bebe Stores, Inc. (a)	1,539	23,731
Belo Corp. (a)	5,916	92,290
Big 5 Sporting Goods Corp.	1,232	24,024
Big Lots, Inc. (a)	7,344	125,436
BJ’s Restaurants, Inc. (a)	893	19,950
Blockbuster, Inc. (a)	12,336	61,433
Blue Nile, Inc. (a)	924	29,716
Blyth, Inc.	1,727	31,880
Bob Evans Farms, Inc.	2,206	66,202
The Bon-Ton Stores Inc.	360	7,877
Books-A-Million, Inc. (a)	923	15,396
Borders Group, Inc. (a)	4,217	77,846
Bowne & Co, Inc.	2,057	29,415
Bright Horizons Family Solutions, Inc. (a)	1,756	66,184
Brightpoint, Inc. (a)	3,172	42,917
Brown Shoe Co, Inc.	1,712	58,345
The Buckle Inc.	629	26,336
Buffalo Wild Wings, Inc. (a)	387	14,826
Build-A-Bear-Workshop, Inc. (a)	959	20,628
Cabela’s, Inc. (a)	1,997	38,462
Cache, Inc. (a)	769	13,334
California Pizza Kitchen, Inc. (a)	1,204	33,086
Callaway Golf Co.	4,946	64,249
Carmike Cinemas, Inc.	768	16,189
Carter’s, Inc. (a)	3,161	83,545
Casella Waste Systems, Inc. (a)	1,210	15,839
Casual Male Retail Group, Inc. (a)	1,685	16,934
Catalina Marketing Corp.	3,007	85,579
The Cato Corp.	1,987	51,364
CBRL Group, Inc. (a)	2,014	68,315
CDI Corp.	780	22,620
CEC Entertainment, Inc. (a)	2,191	70,375
Central European Distribution Corp. (a)	2,069	52,056
Central Garden and Pet Co. (a)	1,394	60,012
Central Parking Corp.	652	10,432
Century Casinos, Inc. (a)	1,323	14,169
Cenveo, Inc. (a)	3,436	61,676
Charlotte Russe Holding, Inc. (a)	932	22,312
Charming Shoppes, Inc. (a)	7,763	87,256
Charter Communications, Inc. (a)	25,841	29,200
Chemed Corp.	1,638	89,320
Cherokee, Inc.	394	16,296
The Children’s Place Retail Stores, Inc. (a)	1,472	88,394
Chipotle Mexican Grill, Inc. (a)	456	27,793
Christopher & Banks Corp.	2,233	64,757
Churchill Downs, Inc.	429	16,066
Citadel Broadcasting Corp.	2,641	23,505
Citi Trends, Inc. (a)	411	17,546
CKE Restaurants, Inc.	3,825	63,533
CKX, Inc. (a)	3,327	45,147
Clark, Inc.	1,011	13,345
CMGI, Inc. (a)	31,490	38,103
CNET Networks, Inc. (a)	9,764	77,917
CNS, Inc.	885	21,683
Cogent Inc. (a)	2,817	42,452
Coinmach Service Corp.	1,654	16,953
Coinstar, Inc. (a)	1,733	41,488
Columbia Sportswear Co. (a)	857	38,788
Conn’s, Inc. (a)	508	13,487
Consolidated Graphics, Inc. (a)	704	36,650
Core Mark Holding Co, Inc. (a)	646	23,127
Corinthian Colleges, Inc. (a)	5,473	78,592
Cornell Cos, Inc. (a)	744	11,428
Cosi, Inc. (a)	2,238	13,943
Cost Plus, Inc. (a)	1,427	20,920
CoStar Group, Inc. (a)	1,015	60,727
Courier Corp.	555	22,211
Covad Communications Group, Inc. (a)	19,072	38,335
Cox Radio, Inc. (a)	2,942	42,424
CRA International Inc. (a)	670	30,244
Crocs, Inc. (a)	567	14,260
Cross Country Healthcare, Inc. (a)	2,089	37,999
Crown Media Holdings, Inc. (a)	921	3,795
CSK Auto Corp. (a)	2,922	34,976
CSS Industries, Inc.	323	9,286
Cumulus Media, Inc. (a)	2,501	26,686
DEB Shops, Inc.	242	5,835
Deckers Outdoor Corp. (a)	568	21,902
dELiA*s Inc. (a)	1,329	10,738
Denny’s Corp. (a)	5,861	21,627
DeVry, Inc. (a)	3,772	82,871
DiamondCluster International, Inc. (a)	1,792	14,193
Digital Theater Systems, Inc. (DTS) (a)	1,079	21,019
Directed Electronics, Inc. (a)	513	6,731
Dollar Thrifty Automotive Group (a)	1,629	73,419
Dominos Pizza, Inc.	2,468	61,058
Dover Downs Gaming & Entertainment, Inc.	795	15,614
Dover Motorsports, Inc.	925	5,430
Dress Barn, Inc. (a)	2,996	75,949
Drugstore.Com (a)	4,439	12,873
DSW, Inc. — Class A (a)	1,055	38,423
Dyncorp International, Inc. (a)	1,630	16,919
Earthlink, Inc. (a)	8,687	75,229
Educate, Inc. (a)	1,141	8,740
Elizabeth Arden, Inc. (a)	1,652	29,538
Emmis Communications Corp. (a)	2,071	32,390
Entercom Communications Corp.	2,169	56,741
Entravision Communications Corp. (a)	4,612	39,525
Ethan Allen Interiors, Inc.	2,100	76,755
Exponent, Inc. (a)	888	15,007
Ezcorp, Inc. (a)	770	29,021
Finish Line	2,727	32,260
First Advantage Corp. (a)	479	11,142
First Consulting Group, Inc. (a)	1,404	12,411
Fisher Communications, Inc. (a)	370	15,588
Forrester Research, Inc. (a)	811	22,692
Fossil, Inc. (a)	3,023	54,444
Fred’s, Inc.	2,485	33,175
FTD Group, Inc. (a)	740	9,990
FTI Consulting, Inc. (a)	2,528	67,675
Furniture Brands International, Inc.	2,950	61,478
G&K Services, Inc.	1,385	47,506
Gaiam, Inc. — Class A (a)	1,055	14,791
Gaylord Entertainment Co. (a)	2,606	113,726
Gemstar-TV Guide International, Inc. (a)	15,955	56,162
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
CONSUMER CYCLICALS — 17.9% (Continued)
Genesco, Inc. (a)	1,460	$49,450
The Geo Group Inc. (a)	845	29,617
Gevity HR, Inc.	1,666	44,232
Global Cash Access, Inc. (a)	2,168	33,886
Global Imaging Systems, Inc. (a)	1,521	62,787
Gray Television, Inc.	2,814	16,293
Great Wolf Resorts, Inc. (a)	1,652	19,841
Group 1 Automotive, Inc.	1,618	91,158
GSI Commerce, Inc. (a)	2,550	34,502
Guess ?, Inc. (a)	1,364	56,947
Guitar Center, Inc. (a)	1,678	74,621
Gymboree Corp. (a)	2,144	74,525
Harris Interactive, Inc. (a)	3,316	18,901
Hartmarx Corp. (a)	1,673	10,038
Haverty Furniture Cos., Inc.	1,215	19,063
Heidrick & Struggles International, Inc. (a)	1,216	41,149
Hibbett Sporting Goods, Inc. (a)	2,227	53,225
Hollinger International, Inc.	4,879	39,178
Home Solutions of America, Inc. (a)	2,451	15,123
Hooker Furniture Corp.	654	10,968
HOT Topic, Inc. (a)	2,797	32,193
Hudson Highland Group, Inc. (a)	1,556	16,789
Iconix Brand Group, Inc. (a)	2,284	37,321
ICT Group, Inc. (a)	441	10,818
Ihop Corp.	1,218	58,561
IHS Inc. (a)	1,521	45,067
IKON Office Solutions, Inc.	7,100	89,460
Infospace, Inc. (a)	1,936	43,889
infoUSA, Inc.	2,126	21,919
Insight Enterprises, Inc. (a)	3,147	59,950
Inter Parfums, Inc.	244	4,202
Internap Network Services Corp. (a)	19,918	20,914
iPass, Inc. (a)	4,229	23,682
iRobot Corp. (a)	744	18,511
Isle of Capri Casinos, Inc. (a)	881	22,598
Jack in the Box, Inc. (a)	2,197	86,122
Jackson Hewitt Tax Service, Inc.	2,266	71,039
Jakks Pacific, Inc. (a)	1,632	32,787
Jo-Ann Stores, Inc. (a)	1,492	21,858
JoS. A. Bank Clothiers, Inc. (a)	1,166	27,937
Journal Communications, Inc.	2,850	32,034
Journal Register Co.	2,605	23,341
K2, Inc. (a)	3,081	33,706
Kellwood Co.	1,671	48,910
Kelly Services, Inc.	1,143	31,055
Kenneth Cole Productions, Inc.	505	11,277
Kforce, Inc. (a)	2,085	32,297
The Knot, Inc. (a)	947	19,821
Korn/Ferry International (a)	2,760	54,068
Krispy Kreme Doughnuts, Inc. (a)	3,593	29,247
K-Swiss, Inc.	1,618	43,201
Labor Ready, Inc. (a)	3,458	78,324
Lakes Entertainment, Inc. (a)	1,490	18,014
Landry’s Restaurants, Inc.	1,023	33,196
Lawson Products	256	10,092
La-Z-Boy, Inc.	3,384	47,376
Leapfrog Enterprises, Inc. (a)	2,099	21,200
LECG Corp. (a)	1,587	29,312
Lee Enterprises, Inc. (a)	2,980	80,311
Life Time Fitness, Inc. (a)	1,979	91,568
Lifetime Brands, Inc.	515	11,160
Lightbridge, Inc. (a)	1,772	22,947
Lin TV Corp. (a)	1,759	13,280
Lincoln Educational Services Corp. (a)	232	3,965
Liquidity Services, Inc. (a)	463	7,209
Lithia Motors, Inc.	962	29,168
Live Nation, Inc. (a)	4,155	84,596
LKQ Corp. (a)	2,912	55,328
Lodgenet Entertainment Corp. (a)	1,013	18,892
Lodgian, Inc. (a)	1,597	22,757
LoJack Corp. (a)	1,133	21,368
Lone Star Steakhouse & Saloon	1,114	29,220
Luby’s, Inc. (a)	1,684	17,564
Magna Entertainment Corp. (a)	2,341	12,314
Maidenform Brands, Inc. (a)	801	9,876
Mannatech, Inc.	983	12,396
Marchex, Inc. (a)	1,374	22,575
Marcus Corp.	1,265	26,413
MarineMax, Inc. (a)	838	21,981
Martha Stewart Living Omnimedia (a)	1,454	24,296
Marvel Entertainment, Inc. (a)	3,068	61,360
Matthews International Corp.	2,070	71,353
MAXIMUS, Inc.	1,195	27,664
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	775	18,445
Media General, Inc.	1,295	54,248
Men’s Wearhouse, Inc. (a)	3,102	93,991
Midas, Inc. (a)	997	18,345
Midway Games, Inc. (a)	2,327	18,825
Monarch Casino & Resort, Inc. (a)	510	14,341
Monro Muffler, Inc.	658	21,424
Morgans Hotel Group Co. (a)	1,122	17,458
Morton’s Restaurant Group, Inc. (a)	536	8,212
Movado Group, Inc.	1,144	26,255
MPS Group, Inc. (a)	6,716	101,143
MTR Gaming Group, Inc. (a)	1,388	13,019
Multimedia Games, Inc. (a)	1,776	17,991
National Presto Industries, Inc.	265	13,854
Nautilus Group, Inc.	2,158	33,902
Navigant Consulting, Inc. (a)	2,769	62,718
Navigant International, Inc. (a)	1,011	16,206
Net 1 UEPS Technologies, Inc. (a)	3,127	85,523
NetFlix, Inc. (a)	2,655	72,243
Netratings, Inc. (a)	888	12,334
New York & Company, Inc. (a)	1,393	13,610
NIC, Inc. (a)	2,090	15,111
Nu Skin Enterprises, Inc.	3,646	54,143
Oakley, Inc.	1,580	26,623
O’Charleys, Inc. (a)	1,549	26,333
On Assignment, Inc. (a)	1,700	15,623
Outdoor Channel Holdings, Inc. (a)	856	8,834
Overstock.com, Inc. (a)	744	15,817
Oxford Industries, Inc.	871	34,326
Pacific Sunwear Of California (a)	4,891	87,696
The Pantry Inc. (a)	1,477	84,987
Papa John’s International, Inc. (a)	1,586	52,655
Parkervision, Inc. (a)	1,226	11,157
Parlux Fragrances, Inc. (a)	700	6,783
Payless Shoesource, Inc. (a)	4,351	118,217
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
CONSUMER CYCLICALS — 17.9% (Continued)
PeopleSupport, Inc. (a)	1,205	$16,219
PEP Boys-Manny, Moe & Jack	3,590	42,111
Perficient, Inc. (a)	1,145	14,152
Perry Ellis International, Inc. (a)	533	13,490
Petco Animal Supplies, Inc. (a)	3,733	76,265
PetMed Express, Inc. (a)	1,222	13,405
PF Chang’s China Bistro, Inc. (a)	1,694	64,406
PHH Corp. (a)	3,407	93,829
Phillips-Van Heusen	3,595	137,185
Pier 1 Imports, Inc.	5,571	38,886
Pinnacle Entertainment, Inc. (a)	3,053	93,574
Playboy Enterprises, Inc. (a)	1,277	12,744
Playtex Products, Inc. (a)	3,638	37,944
Pre-Paid Legal Services, Inc.	656	22,632
Prestige Brands Holdings, Inc. (a)	1,825	18,195
Priceline.com, Inc. (a)	1,633	48,761
Pricesmart, Inc. (a)	518	5,190
Primedia, Inc. (a)	12,932	23,666
Private Media Group, Inc. (a)	1,641	7,713
Progressive Gaming International Corp. (a)	2,358	18,392
ProQuest Co. (a)	1,664	20,451
Providence Service Corp. (a)	744	20,259
Quiksilver, Inc. (a)	7,949	96,819
Radio One, Inc. (a)	5,032	37,237
Rare Hospitality International, Inc. (a)	2,139	61,518
RC2 Corp. (a)	1,357	52,462
The Reader’s Digest Association Inc.	6,457	90,140
Red Robin Gourmet Burgers, Inc. (a)	1,077	45,837
Regis Corp.	2,916	103,839
Renaissance Learning, Inc.	417	5,650
Rent-A-Center, Inc. (a)	4,522	112,417
Resources Connection, Inc. (a)	3,088	77,262
Restoration Hardware, Inc. (a)	1,953	14,023
Retail Ventures, Inc. (a)	1,270	22,631
Revlon, Inc. (a)	9,511	11,984
Riviera Holdings Corp. (a)	470	9,494
Rollins, Inc.	1,863	36,589
Ruby Tuesday, Inc.	3,877	94,638
Rush Enterprises, Inc. — Class A (a)	1,289	23,421
Russ Berrie & Co, Inc. (a)	734	8,999
Russell Corp.	2,059	37,391
Ruth’s Chris Steak House, Inc. (a)	1,136	23,197
Ryan’s Restaurant Group, Inc. (a)	2,722	32,419
Salem Communications Corp. (a)	741	9,640
Schawk, Inc.	779	13,633
Scholastic Corp. (a)	2,132	55,368
School Specialty, Inc. (a)	1,477	47,042
Sealy Corp. (a)	1,315	17,450
Select Comfort Corp. (a)	3,376	77,547
Shoe Carnival, Inc. (a)	415	9,902
Shuffle Master, Inc. (a)	2,217	72,673
Sinclair Broadcast Group, Inc.	2,857	24,456
Sirva, Inc. (a)	3,229	20,892
Sitel Corp. (a)	3,812	14,943
Six Flags, Inc. (a)	4,632	26,032
Skechers U.S.A., Inc. (a)	700	16,877
Sohu.com, Inc. (a)	1,609	41,496
Sonic Automotive, Inc.	1,906	42,275
Sonic Corp. (a)	5,590	116,216
Source Interlink Companies, Inc. (a)	2,142	25,490
Sourcecorp (a)	977	24,220
Spanish Broadcasting System (a)	2,506	12,806
Spectrum Brands, Inc. (a)	2,405	31,073
Speedway Motorsports, Inc.	959	36,193
Spherion Corp. (a)	3,853	35,139
The Sportsman’s Guide Inc. (a)	477	14,549
Stage Stores, Inc.	1,785	58,905
Stamps.com, Inc. (a)	1,215	33,801
Standard Parking Corp. (a)	332	8,991
Stanley Furniture Co, Inc.	724	17,354
Startek, Inc.	701	10,480
The Steak n Shake Co. (a)	1,804	27,313
Stein Mart, Inc.	1,672	24,746
Steinway Musical Instruments (a)	391	9,587
Steven Madden Ltd.	1,284	38,032
Stewart Enterprises, Inc.	6,887	39,600
Strayer Education, Inc.	914	88,768
Stride Rite Corp.	2,260	29,809
Syms Corp. (a)	360	6,624
Synagro Technologies, Inc. (a)	4,000	15,720
Systemax, Inc. (a)	533	4,157
Take-Two Interactive Software, Inc. (a)	4,659	50,410
The Talbots, Inc.	1,485	27,398
Tarragon Corp.	753	10,429
TeleTech Holdings, Inc. (a)	2,146	27,168
Tempur-Pedic International, Inc. (a)	3,265	44,110
Tetra Tech, Inc. (a)	3,738	66,312
Texas Roadhouse, Inc. (a)	3,396	45,914
THQ, Inc. (a)	4,022	86,875
Timberland Co. (a)	3,259	85,060
Tivo, Inc. (a)	4,993	35,700
Too, Inc. (a)	2,142	82,231
The Topps Co Inc.	2,213	18,191
Travelzoo, Inc. (a)	191	5,795
Triarc Companies	4,009	62,661
True Religion Apparel, Inc. (a)	858	15,187
Trump Entertainment Resorts, Inc. (a)	1,823	36,733
Tuesday Morning Corp.	1,674	22,013
Tupperware Corp.	3,950	77,776
Under Armour, Inc. (a)	1,354	57,707
Unifirst Corp.	512	17,664
United Natural Foods, Inc. (a)	2,550	84,201
United Online, Inc.	3,973	47,676
United Stationers, Inc. (a)	2,074	102,290
Universal Electronics, Inc. (a)	847	15,000
Universal Technical Institute, Inc. (a)	1,334	29,375
USANA Health Sciences, Inc. (a)	569	21,565
Vail Resorts, Inc. (a)	2,049	76,018
Valassis Communications, Inc. (a)	3,241	76,455
Valueclick, Inc. (a)	6,676	102,477
Valuevision Media, Inc. (a)	1,768	19,501
Vertrue, Inc. (a)	427	18,374
Viad Corp.	1,390	43,507
Volcom, Inc. (a)	854	27,319
Volt Information Sciences, Inc. (a)	443	20,644
W Holding Co, Inc.	7,078	47,069
The Warnaco Group Inc. (a)	2,997	55,984
Waste Connections, Inc. (a)	3,033	110,401
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
CONSUMER CYCLICALS — 17.9% (Continued)
Waste Industries USA, Inc.	330	$7,484
Watson Wyatt & Co. Holdings	2,726	95,792
WebSideStory, Inc. (a)	1,139	13,896
West Marine, Inc. (a)	852	11,485
Westwood One, Inc. (a)	4,571	34,283
Wet Seal, Inc. (a)	4,633	22,609
Weyco Group, Inc.	324	7,523
Wireless Facilities, Inc. (a)	3,640	10,010
WMS Industries, Inc. (a)	1,759	48,179
Wolverine World Wide, Inc.	3,482	81,235
World Fuel Services Corp.	1,753	80,095
World Wrestling Entertainment, Inc.	1,271	21,467
Yankee Candle, Inc.	2,732	68,327
Zale Corp. (a)	3,039	73,210
Zumiez, Inc. (a)	939	35,278

		15,480,743

CONSUMER STAPLES — 1.8%
Alliance One International, Inc.	5,638	25,033
Arden Group, Inc.	73	8,261
Boston Beer Co, Inc. (a)	541	15,846
Builders Firstsource, Inc. (a)	765	15,575
Casey’s General Stores, Inc.	3,250	81,282
Chiquita Brands International, Inc.	2,707	37,302
Coca-Cola Bottling Co. Consolidated	257	13,048
Diamond Foods, Inc.	1,020	16,391
Farmer Bros Co.	371	8,043
Flowers Foods, Inc.	3,249	93,051
Frontier Airlines Holdings, Inc. (a)	2,224	16,035
Great Atlantic & Pacific Tea Co.	1,090	24,765
Green Mountain Coffee Roasters, Inc. (a)	250	10,043
Hain Celestial Group, Inc. (a)	1,892	48,738
Horizon Lines Inc. — Class A	899	14,402
Imperial Sugar Co. (a)	736	17,458
Ingles Markets, Inc.	700	11,900
J&J Snack Foods Corp.	781	25,828
Jones Soda Co. (a)	1,441	12,969
Lance, Inc.	1,935	44,544
Longs Drug Stores Corp.	1,995	91,012
M&F Worldwide Corp. (a)	601	9,676
Maui Land & Pineapple Co, Inc. (a)	188	7,106
Medifast, Inc. (a)	756	13,510
Nash Finch Co.	799	17,011
National Beverage Corp.	416	5,970
NBTY, Inc. (a)	3,614	86,411
Pathmark Stores, Inc. (a)	3,255	30,630
Peet’s Coffee & Tea, Inc. (a)	852	25,722
Performance Food Group Co. (a)	2,260	68,659
Pilgrim’s Pride Corp. (a)	2,636	68,009
Premium Standard Farms, Inc.	900	14,607
Ralcorp Holdings, Inc. (a)	1,785	75,916
Ruddick Corp.	2,592	63,530
Sanderson Farms, Inc.	1,116	31,237
Schweitzer-Mauduit International, Inc.	947	20,503
Seaboard Corp.	18	23,040
Sensient Technologies Corp.	3,065	64,089
Smart & Final, Inc. (a)	830	13,977
Spartan Stores, Inc.	1,253	18,331
Tiens Biotech Group USA, Inc. (a)	230	984
Tootsie Roll Industries, Inc.	2,316	67,465
Treehouse Foods, Inc. (a)	2,025	48,377
Universal Corp.	1,662	61,860
Vector Group Ltd.	2,257	36,676
Village Super Market, Inc. — Class A	107	6,995
Weis Markets, Inc.	621	25,585
Wild Oats Markets, Inc. (a)	1,852	36,299

		1,573,701

ENERGY — 5.0%
Allis Chalmers Energy, Inc. (a)	892	12,122
Alon USA Energy, Inc.	659	20,739
Alpha Natural Resources, Inc. (a)	3,368	66,080
Arena Resources, Inc. (a)	701	24,037
Atlas America, Inc. (a)	1,128	50,546
ATP Oil & Gas Corp. (a)	1,314	55,096
Atwood Oceanics, Inc. (a)	1,650	81,840
Aurora Oil & Gas Corp. (a)	4,335	17,340
Basic Energy Services, Inc. (a)	723	22,102
Berry Petroleum Co. — Class A	2,240	74,256
Bill Barrett Corp. (a)	1,854	54,897
Bois D’Arc Energy, Inc. (a)	840	13,835
Brigham Exploration Co. (a)	2,962	23,429
Bristow Group, Inc. (a)	1,510	54,360
Bronco Drilling Company, Inc. (a)	885	18,488
Callon Petroleum Co. (a)	1,323	25,587
Capstone Turbine Corp. (a)	6,692	15,258
CARBO Ceramics, Inc.	1,219	59,889
Carrizo Oil & Gas, Inc. (a)	1,201	37,603
Clayton Williams Energy, Inc. (a)	311	10,742
Complete Production Services (a)	1,696	40,093
Comstock Resources, Inc. (a)	2,784	83,130
Crosstex Energy, Inc.	574	54,576
Dawson Geophysical Co. (a)	490	15,077
Delek US Holdings, Inc. (a)	670	10,184
Delta Petroleum Corp. (a)	3,446	59,030
Dril-Quip, Inc. (a)	721	59,439
Edge Petroleum Corp. (a)	1,069	21,359
Encore Acquisition Co. (a)	3,487	93,556
Energy Partners Ltd. (a)	2,497	47,318
Evergreen Solar, Inc. (a)	4,352	56,489
Exco Resources, Inc. (a)	3,242	36,959
Exploration Co. (a)	1,900	20,254
FuelCell Energy, Inc. (a)	3,122	29,909
Gasco Energy, Inc. (a)	4,924	21,912
GeoGlobal Resources, Inc. (a)	1,952	9,545
Giant Industries, Inc. (a)	868	57,765
GMX Resources, Inc. (a)	523	16,171
Goodrich Petroleum Corp. (a)	814	23,109
Grey Wolf, Inc. (a)	12,382	95,341
Gulf Island Fabrication, Inc.	664	13,307
Gulfport Energy Corp. (a)	838	9,252
Hanover Compressor Co. (a)	6,660	125,075
Harvest Natural Resources, Inc. (a)	2,348	31,792
Hercules Offshore, Inc. (a)	1,320	46,200
Hornbeck Offshore Services, Inc. (a)	1,599	56,796
The Houston Exploration Co. (a)	1,857	113,630
Hydril (a)	1,185	93,046
Input/Output, Inc. (a)	4,536	42,865
International Coal Group Inc. (a)	7,399	53,199
James River Coal Co. (a)	1,085	28,742
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE

ENERGY — 5.0% (Continued)
KCS Energy, Inc. (a)	3,228	$95,872
KFX, Inc. (a)	4,494	68,668
Lufkin Industries, Inc.	882	52,417
Mariner Energy, Inc. (a)	4,769	87,607
Markwest Hydrocarbon, Inc.	341	8,440
Matrix Service Co. (a)	1,358	15,536
McMoRan Exploration Co. (a)	1,465	25,784
Meridian Resource Corp. (a)	5,610	19,635
Metretek Technologies, Inc. (a)	1,022	17,558
NATCO Group, Inc. (a)	952	38,270
Newpark Resources (a)	5,796	35,645
Oil States International, Inc. (a)	3,226	110,587
Pacific Ethanol, Inc. (a)	1,397	32,299
Parallel Petroleum Corp. (a)	2,123	52,459
Parker Drilling Co. (a)	7,012	50,346
Penn Virginia Corp.	1,154	80,642
Petrohawk Energy Corp. (a)	3,897	49,102
Petroleum Development Corp. (a)	1,034	38,982
Petroquest Energy, Inc. (a)	2,545	31,253
Pioneer Drilling Co. (a)	2,694	41,595
Plug Power, Inc. (a)	4,712	22,005
PrimeEnergy Corp. (a)	48	3,694
Quest Resource Corp. (a)	1,274	17,263
RAM Energy Resources, Inc. (a)	1,358	7,768
Remington Oil & Gas Corp. (a)	1,880	82,664
Rentech, Inc. (a)	9,001	41,855
Resource America, Inc.	992	18,898
Rosetta Resources, Inc. (a)	3,281	54,530
RPC, Inc.	1,433	34,793
Stone Energy Corp. (a)	1,776	82,673
Sulphco, Inc. (a)	2,266	16,225
Superior Well Services, Inc. (a)	711	17,704
Swift Energy Co. (a)	1,836	78,819
Syntroleum Corp. (a)	2,442	14,823
T-3 Energy Services, Inc. (a)	93	1,812
Toreador Resources Corp. (a)	926	26,048
Transmeridian Exploration, Inc. (a)	4,515	25,735
Transmontaigne, Inc. (a)	2,739	30,704
Trico Marine Service, Inc. (a)	772	26,248
Union Drilling, Inc. (a)	874	12,988
Universal Compression Holdings, Inc. (a)	1,964	123,673
Vaalco Energy, Inc. (a)	3,752	36,619
Veritas DGC, Inc. (a)	2,220	114,508
Warren Resources, Inc. (a)	3,474	49,887
Warrior Energy Service Corp. (a)	630	15,328
Western Refining, Inc.	1,406	30,341
Westmoreland Coal Co. (a)	438	10,389
W-H Energy Services, Inc. (a)	1,902	96,679
Whiting Petroleum Corp. (a)	2,245	93,998

		4,344,734

FINANCIAL — 21.7%
1st Source Corp.	738	24,967
21st Century Insurance Group	2,093	30,139
Aames Investment Corp.	2,580	12,874
Abington Cmnty Bancorp, Inc. (a)	454	6,801
Acadia Realty Trust	2,069	48,932
Accredited Home Lenders Holding Co. (a)	1,098	52,495
ACE Cash Express, Inc. (a)	709	20,752
Advance America Cash Advance Centers, Inc.	4,413	77,404
Advanta Corp. Class B	1,184	42,565
Advent Software, Inc. (a)	1,298	46,819
Affirmative Insurance Holdings, Inc.	540	8,451
Affordable Residential Communities (a)	2,225	23,919
Agree Realty Corp.	430	14,607
Alabama National Bancorporation	968	65,969
Alexander’s, Inc. (a)	110	29,894
Alexandria Real Estate Equities, Inc.	1,456	129,118
Alfa Corp.	2,107	34,892
Amcore Financial, Inc.	1,321	38,719
American Campus Communities, Inc.	1,001	24,875
American Equity Investment Life Holding Co.	3,623	38,621
American Financial Realty Trust (a)	8,437	81,670
American Home Mortgage Investment Corp.	2,708	99,817
American Physicians Capital, Inc. (a)	414	21,772
AmericanWest Bancorp	701	15,878
Ameris Bancorp	812	18,790
Anchor Bancorp Wisconsin, Inc.	1,473	44,440
Anthracite Capital, Inc.	3,704	45,041
Anworth Mortgage Asset Corp.	3,073	25,506
Apollo Investment Corp.	5,288	97,722
Arbor Realty Trust, Inc.	801	20,065
Ares Capital Corp.	2,369	40,107
Argonaut Group, Inc. (a)	1,950	58,578
Arrow Financial Corp.	658	18,049
Ashford Hospitality Trust, Inc.	2,928	36,951
Asset Acceptance Capital Corp. (a)	1,088	21,542
Asta Funding, Inc.	575	21,534
Baldwin & Lyons, Inc.	418	10,659
Bancfirst Corp.	434	19,422
The Bancorp, Inc. (a)	622	15,556
BancTrust Financial Group, Inc.	516	12,111
Bank Mutual Corp.	3,710	45,336
Bank of Granite Corp.	825	17,185
Bank of the Ozarks, Inc.	708	23,576
BankAtlantic Bancorp, Inc.	2,847	42,249
BankFinancial Corp.	1,589	27,490
Bankrate, Inc. (a)	698	26,356
BankUnited Financial Corp.	1,933	58,995
Banner Corp.	792	30,524
Berkshire Hills Bancorp, Inc.	467	16,569
BFC Financial Corp. (a)	1,572	10,878
BioMed Realty Trust, Inc.	3,621	108,413
The BISYS Group, Inc. (a)	7,845	107,477
Boston Private Financial Holdings, Inc.	2,141	59,734
Bristol West Holdings, Inc.	1,082	17,312
Brookline Bancorp, Inc.	4,003	55,121
Cadence Financial Corporation	602	13,407
Calamos Asset Management, Inc.	1,492	43,253
Camden National Corp.	424	16,918
Capital City Bank Group, Inc.	763	23,043
Capital Corp of the West	513	16,416
Capital Lease Funding, Inc.	1,866	21,291
Capital Southwest Corp.	153	15,981
Capital Title Group, Inc. (a)	1,676	12,352
Capital Trust, Inc. — Class A	748	26,644
Capitol Bancorp Ltd.	824	32,095
Cardinal Financial Corp.	1,582	18,383
Cascade Bancorp	1,458	41,568
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE

FINANCIAL — 21.7% (Continued)
Cash America International, Inc.	1,898	$60,736
Cass Information Systems, Inc.	252	12,270
Cathay General Bancorp	3,354	122,019
CBIZ, Inc. (a)	3,945	29,232
Cedar Shopping Centers, Inc.	1,687	24,833
Centennial Bank Holdings Inc. (a)	3,976	41,112
Center Financial Corp.	623	14,728
Centerstate Banks of Florida, Inc.	587	12,034
Central Pacific Financial Corp.	1,966	76,084
Charter Financial Corp	217	8,563
CharterMac	3,393	63,483
Chemical Financial Corp.	1,635	50,031
Chittenden Corp.	3,012	77,860
Citizens Banking Corp.	2,797	68,275
Citizens First Bancorp, Inc. (a)	549	14,664
City Bank	433	20,204
City Holding Co.	1,086	39,248
Clayton Holdings, Inc. (a)	561	7,321
Clifton Savings Bancorp, Inc.	838	9,076
CNA Surety Corp. (a)	977	16,883
Coastal Financial Corp.	997	13,001
CoBiz, Inc.	914	20,583
Cohen & Steers, Inc.	844	19,918
Columbia Bancorp/OR	644	16,145
Columbia Banking System, Inc.	977	36,520
Commerce Group, Inc. (a)	3,540	104,572
Commercial Capital Bancorp, Inc.	3,089	48,652
Community Bancorp, Inc./CA	325	13,751
Community Bancorp (a)	270	8,392
Community Bank System, Inc.	1,966	39,654
Community Banks, Inc.	1,369	35,594
Community Trust Bancorp, Inc.	928	32,415
CompuCredit Corp. (a)	1,346	51,740
Corporate Office Properties Trust	2,172	91,398
Correctional Properties Trust	688	17,028
Corus Bankshares, Inc.	2,332	61,052
Cousins Properties, Inc.	2,453	75,871
Crawford & Co.	1,424	10,224
Credit Acceptance Corp. (a)	635	17,234
Crescent Real Estate EQT Co. (a)	5,135	95,306
CVB Financial Corp.	3,812	59,696
Cybersource Corp. (a)	1,738	20,335
Darwin Professional Underwriters, Inc. (a)	340	6,004
Deerfield Triarc Capital Corp.	3,365	43,678
Delphi Financial Group	2,708	98,463
Deluxe Corp. (a)	3,342	58,418
DiamondRock Hospitality Co.	4,176	61,847
Digital Insight Corp. (a)	2,178	74,684
Digital Realty Trust, Inc.	1,198	29,579
Dime Community Bancshares	1,727	23,435
Direct General Corp.	887	15,008
Dollar Finl Corp. (a)	801	14,418
Donegal Group, Inc.	818	15,877
Doral Financial Corp.	5,580	35,768
Downey Financial Corp. (a)	1,370	92,955
Eastgroup Properties	1,372	64,045
Education Realty Trust, Inc.	1,695	28,222
eFunds Corp. (a)	2,944	64,915
Electro Rent Corp. (a)	1,123	17,990
EMC INS Group, Inc.	346	9,951
Enstar Group, Inc. (a)	176	16,225
Enterprise Financial Services Corp.	430	10,943
Entertainment Properties Trust	1,677	72,195
Equity Inns, Inc.	3,492	57,828
Equity Lifestyle Properties, Inc.	1,179	51,676
Equity One, Inc.	2,306	48,195
eSpeed, Inc. — Class A (a)	1,259	10,487
Euronet Worldwide, Inc. (a)	2,285	87,675
Extra Space Storage, Inc.	3,350	54,404
Farmers Capital Bank Corp.	413	13,526
FBL Financial Group, Inc.	811	26,276
Federal Agricultural Mortgage Corp.	714	19,778
FelCor Lodging Trust, Inc.	3,966	86,221
Fidelity Bankshares, Inc.	1,640	52,185
Fieldstone Investment Corp.	3,164	28,982
Financial Federal Corp.	1,630	45,330
First Bancorp Puerto Rico	4,444	41,329
First Bancorp/Troy NC	713	14,973
First Busey Corp.	871	17,829
First Cash Financial Services, Inc. (a)	1,596	31,521
First Charter Corp.	1,967	48,251
First Commonwealth Financial Corp.	4,555	57,848
First Community Bancorp/CA	1,280	75,622
First Community Bancshares Inc/VA	564	18,606
First Financial Bancorp	2,123	31,654
First Financial Bankshares, Inc.	1,349	49,292
First Financial Corp/IN	844	25,328
First Financial Holdings, Inc.	772	24,704
First Indiana Corp.	833	21,683
First Industrial Realty Trust, Inc.	2,787	105,739
First Merchants Corp.	1,157	28,127
First Midwest Bancorp Inc/IL	3,192	118,359
First Niagara Financial Group, Inc.	7,068	99,093
First Oak Brook Bancshares, Inc.	370	13,690
First Place Financial Corp/OH	935	21,514
First Potomac Realty Trust	1,280	38,131
First Regional Bancorp (a)	130	11,440
First Republic Bank	1,402	64,212
First South Bancorp, Inc.	405	13,863
First State Bancorp.	1,098	26,110
FirstFed Financial Corp. (a)	1,031	59,458
FirstMerit Corp. (a)	5,196	108,804
Flag Financial Corp. (a)	916	17,816
Flagstar Bancorp, Inc.	2,643	42,182
Flushing Financial Corp.	1,200	21,552
FNB Corp/Christiansburg VA	409	15,133
FNB Corp/Hermitage PA	3,649	57,545
FPIC Insurance Group, Inc. (a)	569	22,049
Franklin Bank Corp/Houston TX (a)	1,525	30,790
Franklin Street Properties Corp.	3,213	63,232
Fremont General Corp.	4,214	78,212
Friedman Billings Ramsey Group, Inc. (a)	9,568	104,961
Frontier Financial Corp.	1,636	55,608
Gamco Investors, Inc.	394	14,483
GB&T Bancshares, Inc.	791	17,212
Getty Realty Corp.	1,095	31,142
GFI Group, Inc. (a)	777	41,919
Glacier Bancorp, Inc.	2,023	59,213
Gladstone Capital Corp.	707	15,123
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE

FINANCIAL — 21.7% (Continued)
Gladstone Investment Corp.	1,033	$15,495
Glenborough Realty Trust, Inc.	1,937	41,723
Glimcher Realty Trust	2,235	55,450
GMH Communities Trust	2,487	32,779
Gramercy Capital Corp.	996	25,796
Great American Financial Resources, Inc.	469	9,816
Great Southern Bancorp, Inc.	582	17,768
Greater Bay Bancorp	3,321	95,479
Greene County Bancshares, Inc.	489	15,139
Greenhill & Co, Inc.	1,148	69,752
H & E Equipment Services, Inc. (a)	783	23,059
Hancock Holding Co.	1,734	97,104
Hanmi Financial Corp.	2,492	48,444
Harbor Florida Bancshares, Inc.	1,299	48,245
Harleysville Group, Inc.	829	26,296
Harleysville National Corp.	1,789	37,945
Harris & Harris Group, Inc. (a)	1,249	13,789
Healthcare Realty Trust, Inc. (a)	3,114	99,181
HealthExtras, Inc. (a)	1,769	53,459
Heartland Financial USA, Inc.	944	25,158
Heritage Commerce Corp.	744	18,444
Heritage Property Investment Trust	1,788	62,437
Hersha Hospitality Trust	1,816	16,871
Highland Hospitality Corp.	3,839	54,053
Highwoods Properties, Inc.	3,485	126,087
Hilb Rogal & Hobbs Co.	2,357	87,845
Home Federal Bancorp, Inc. (a)	405	5,532
Home Properties, Inc.	2,238	124,231
HomeBanc Corp.	3,660	29,060
Horace Mann Educators Corp.	2,787	47,240
Horizon Financial Corp.	564	15,471
Huron Consulting Group, Inc. (a)	1,134	39,792
Hypercom Corp. (a)	3,607	33,725
IBERIABANK Corp.	533	30,669
IMPAC Mortgage Holdings, Inc.	4,880	54,558
Independence Holding Co.	259	5,804
Independent Bank Corp. Massachusetts	963	31,269
Independent Bank Corp. Michigan	1,440	37,872
Infinity Property & Casualty Corp.	1,291	52,931
Inland Real Estate Corp.	4,374	65,085
Innkeepers USA Trust	2,778	48,004
Integra Bank Corp.	960	20,880
Interactive Data Corp. (a)	2,335	46,910
Interchange Financial Services	1,123	25,267
International Bancshares Corp. (a)	3,031	83,292
International Securities Exchange, Inc.	2,478	94,337
Interpool, Inc.	780	17,332
Intervest Bancshares Corp. (a)	316	12,798
INVESTools, Inc. (a)	2,944	23,375
Investors Bancorp, Inc. (a)	3,450	46,747
Investors Real Estate Trust	2,789	25,185
Irwin Financial Corp.	1,135	22,008
ITLA Capital Corp.	319	16,773
Jack Henry & Associates, Inc.	5,179	101,819
James River Group, Inc. (a)	594	14,791
Jer Investors Trust, Inc.	1,673	26,015
John H Harland Co.	1,780	77,430
Kansas City Life Insurance Co.	202	8,518
Kearny Financial Corp.	1,317	19,492
Kite Realty Group Trust	1,799	28,046
KKR Financial Corp. (a)	5,235	108,940
KNBT Bancorp, Inc.	1,930	31,884
Knight Capital Group, Inc. (a)	6,963	106,046
Kronos, Inc. (a)	2,080	75,317
LaBranche & Co, Inc. (a)	3,496	42,337
Lakeland Bancorp, Inc.	1,141	17,879
Lakeland Financial Corp.	774	18,800
LandAmerica Financial Group, Inc.	1,128	72,869
LaSalle Hotel Properties	2,462	113,991
Lexington Corporate Properties Trust	3,356	72,490
LTC Properties, Inc.	1,504	33,614
Luminent Mortgage Capital, Inc.	2,633	24,382
Macatawa Bank Corp.	896	20,946
MAF Bancorp, Inc.	2,124	90,992
Maguire Properties, Inc.	2,286	80,399
MainSource Financial Group, Inc.	874	15,234
MarketAxess Holdings, Inc. (a)	1,679	18,486
Marlin Business Services, Inc. (a)	771	17,394
MB Financial Corp.	1,424	50,353
MBT Financial Corp.	928	14,848
MCG Capital Corp.	3,429	54,521
Mcgrath Rentcorp	1,283	35,680
Meadowbrook Insurance Group, Inc. (a)	1,639	13,636
Medallion Financial Corp. (a)	956	12,390
Medical Properties Trust, Inc.	2,609	28,803
Mercantile Bank Corp.	446	17,773
MetroCorp Bancshares, Inc.	302	8,843
MFA Mortgage Investments, Inc.	5,338	36,725
Mid-America Apartment Communities, Inc.	1,539	85,799
The Midland Co.	672	25,523
Mid-State Bancshares	1,485	41,580
Midwest Banc Holdings, Inc.	1,091	24,275
The Mills Corp. (a)	3,687	98,627
Morningstar, Inc. (a)	916	37,996
MortgageIT Holdings, Inc.	1,630	19,658
MVC Capital, Inc.	1,114	14,972
Nara Bancorp, Inc.	1,213	22,744
NASB Financial, Inc.	171	5,775
National Financial Partners Corp.	2,326	103,065
National Health Investors, Inc.	1,518	40,819
National Interstate Corp.	1,032	27,988
National Penn Bancshares, Inc.	3,031	60,201
National Retail Properties, Inc.	3,600	71,820
National Western Life Insurance Co.	124	29,717
Nationwide Health Properties, Inc.	4,761	107,170
Navigators Group, Inc. (a)	850	37,247
NBT Bancorp, Inc.	2,145	49,828
NCO Group, Inc. (a)	2,080	54,995
Netbank, Inc.	2,995	19,857
NewAlliance Bancshares, Inc.	7,402	105,923
Newcastle Investment Corp.	2,838	71,858
Newkirk Realty Trust, Inc.	1,262	21,908
NGP Capital Resources Co.	1,087	15,903
Northern Empire Bancshares (a)	462	11,088
NorthStar Realty Finance Corp.	2,756	33,100
Northwest Bancorp, Inc.	1,224	32,436
Novastar Financial, Inc.	2,139	67,614
NYMAGIC, Inc. (a)	377	10,952
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE

FINANCIAL — 21.7% (Continued)
OceanFirst Financial Corp.	498	$11,066
Ocwen Financial Corp. (a)	2,147	27,288
Odyssey Re Holdings Corp.	788	20,764
Ohio Casualty Corp.	4,062	120,763
Old National Bancorp	4,438	88,627
Old Second Bancorp, Inc.	842	26,102
Omega Financial Corp.	786	24,610
Omega Healthcare Investors, Inc.	3,618	47,830
optionsXpress Holdings, Inc.	1,286	29,977
Oriental Financial Group	1,323	16,881
Pacific Capital Bancorp	2,970	92,426
Park National Corp.	760	75,096
Parkway Properties Inc.	878	39,949
Partners Trust Financial Group, Inc.	3,240	36,968
Pennfed Financial Services, Inc.	504	9,400
Pennsylvania Real Estate Investment Trust	2,279	92,003
Penson Worldwide, Inc. (a)	486	8,364
Peoples Bancorp Inc.	525	15,666
PFF Bancorp, Inc.	1,595	52,890
The Phoenix Cos Inc.	7,329	103,192
Pico Holdings, Inc. (a)	535	17,254
Pinnacle Financial Partners, Inc. (a)	998	30,369
Piper Jaffray Companies, Inc. (a)	1,236	75,656
Placer Sierra Bancshares	763	17,694
PMA Capital Corp. (a)	1,991	20,507
Portfolio Recovery Associates, Inc. (a)	973	44,466
Post Properties, Inc.	2,723	123,461
Preferred Bank	230	12,330
PremierWest Bancorp	879	12,682
Presidential Life Corp.	1,278	31,413
PrivateBancorp, Inc.	1,035	42,859
ProAssurance Corp. (a)	2,032	97,902
Prosperity Bancshares, Inc.	1,515	49,828
Provident Bankshares Corp.	2,138	77,802
Provident Financial Services, Inc.	4,369	78,424
Provident New York Bancorp	2,450	32,389
PS Business Parks, Inc.	1,027	60,593
QC Holdings, Inc. (a)	410	5,539
RAIT Investment Trust	1,787	52,180
Ramco-Gershenson Properties	1,097	29,542
Realty Income Corp. (a)	5,412	118,523
Redwood Trust, Inc.	1,227	59,914
Renasant Corp.	578	23,322
Republic Bancorp Inc./KY	415	8,549
Republic Bancorp Inc./MI	4,997	61,913
Republic Property Trust	1,563	15,442
Resource Capital Corporation	233	2,999
Rewards Network, Inc. (a)	1,726	14,101
R-G Financial Corp.	1,803	15,488
RLI Corp.	1,459	70,295
Rockville Financial, Inc. (a)	490	7,213
Royal Bancshares of Pennsylvania	252	6,119
S&T Bancorp, Inc.	1,725	57,322
Sl Corp. (a)	4,555	21,864
Safety Insurance Group, Inc.	927	44,079
Sanders Morris Harris Group, Inc.	793	11,982
Sandy Spring Bancorp, Inc.	914	32,959
Santander BanCorp	295	7,263
Saul Centers, Inc.	613	24,998
Saxon Cap Inc.	3,235	37,008
SCBT Financial Corp.	541	19,287
SCPIE Holdings, Inc. (a)	655	15,229
Seabright Insurance Holdings, Inc. (a)	1,036	16,690
Seacoast Banking Corp of Florida	763	20,319
Security Bank Corp.	912	20,310
Selective Insurance Group	1,837	102,633
Semtech Corp. (a)	4,781	69,085
Senior Housing Properties Trust	4,163	74,559
Shore Bancshares, Inc. (a)	545	14,786
Sierra Bancorp	300	7,866
Signature Bank (a)	1,909	61,813
Simmons First National Corp.	896	25,993
Sizeler Property Investors	1,152	18,501
Smithtown Bancorp, Inc. (a)	507	12,249
Sotheby’s Holdings (a)	3,937	103,346
Sound Federal Bancorp, Inc.	696	14,470
Southside Bancshares, Inc.	645	14,396
Southwest Bancorp Inc.	848	21,624
Sovran Self Storage, Inc.	1,029	52,263
Spirit Finance Corp.	5,199	58,541
State Auto Financial Corp.	874	28,440
State National Bancshares, Inc.	685	26,105
Sterling Bancorp	1,204	23,478
Sterling Bancshares, Inc.	2,931	54,956
Sterling Financial Corp./PA	1,659	36,332
Sterling Financial Corp./WA	2,159	65,871
Stewart Information Services Corp.	1,067	38,743
Stifel Financial Corp. (a)	774	27,330
Strategic Hotels & Resorts, Inc.	4,766	98,847
Suffolk Bancorp	666	21,811
Summit Bancshares Inc. (TX)	570	12,090
Sun Bancorp Inc. (a)	777	12,618
Sun Communities, Inc.	1,011	32,888
Sunstone Hotel Investors, Inc.	3,773	109,643
Superior Bancorp (a)	855	9,405
Susquehanna Bancshares, Inc.	3,027	72,345
SVB Financial Group (a)	2,215	100,694
SWS Group, Inc.	959	23,131
SY Bancorp, Inc.	789	21,682
Tanger Factory Outlet Centrs	1,990	64,416
Taylor Capital Group, Inc.	389	15,875
Technology Investment Capital Corp.	1,210	17,726
Texas Capital Bancshares, Inc. (a)	1,449	33,762
Texas Regional Bancshares, Inc. Class A	2,935	111,295
Texas United Bancshares, Inc. (a)	603	16,974
TheStreet.Com Inc. (a)	1,196	15,333
Thomas Weisel Partners Group, Inc. (a)	346	6,577
TierOne Corp.	1,134	38,295
TNS, Inc. (a)	1,569	32,463
Tompkins Trustco, Inc.	390	16,770
Tower Group, Inc.	1,045	31,611
TradeStation Group, Inc. (a)	1,672	21,184
Triad Guaranty, Inc. (a)	750	36,660
Trico Bancshares	757	20,727
Trustco Bank Corp NY	4,884	53,822
Trustmark Corp.	3,065	94,923
Trustreet Properties, Inc.	4,299	56,704
UCBH Holdings, Inc.	5,935	98,165
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE

FINANCIAL — 21.7% (Continued)
UMB Financial Corp.	1,950	$65,013
Umpqua Holdings Corp.	3,577	91,750
Union Bankshares Corp.	489	21,095
United Bankshares, Inc.	2,334	85,494
United Community Financial Corp.	1,754	21,048
United Fire & Casualty Co.	1,265	38,114
United PanAm Financial Corp. (a)	668	20,307
United Security Bancshares, Inc.	320	9,466
United Security Bancshares/CA (a)	163	866
Universal American Financial Corp. (a)	2,480	32,612
Universal Health Realty Income Trust	733	22,980
Univest Corporation of Pennsylvania	719	19,859
Urstadt Biddle Properties, Inc.	1,271	20,705
USB Holding Co., Inc.	727	16,358
USI Holdings Corp. (a)	2,937	39,385
U-Store-It Trust	2,851	53,770
Value Line, Inc.	71	3,032
Vineyard National Bancorp	564	15,172
Virginia Commerce Bancorp (a)	890	21,271
Virginia Financial Group, Inc.	394	16,635
Waddell & Reed Financial, Inc.	5,520	113,491
Washington Real Estate Investment Trust	2,630	96,521
Washington Trust Bancorp, Inc.	745	20,651
Wauwatosa Holdings, Inc. (a)	668	11,396
WesBanco, Inc.	1,471	45,586
West Bancorporation, Inc.	1,047	19,547
West Coast Bancorp	923	27,201
Westamerica Bancorporation	2,125	104,061
Western Alliance Bancorp (a)	854	29,702
Westfield Financial, Inc.	245	7,105
Willow Grove Bancorp Inc.	970	15,433
Wilshire Bancorp, Inc.	961	17,317
Windrose Medical Properties Trust (a)	1,326	19,360
Winston Hotels, Inc.	1,714	20,997
Winthrop Realty Trust (a)	1,571	9,332
Wintrust Financial Corp.	1,521	77,343
World Acceptance Corp. (a)	1,185	42,091
Wright Express Corp. (a)	2,509	72,109
WSFS Financial Corp.	324	19,910
Yardville National Bancorp	469	16,757
Zenith National Insurance Corp.	2,406	95,446

		18,846,787

HEALTH CARE — 10.9%
Abaxis, Inc. (a)	1,235	27,627
Abiomed, Inc. (a)	1,187	15,395
Acadia Pharmaceuticals, Inc. (a)	1,329	11,217
Adams Respiratory Therapeutics (a)	1,976	88,169
Adeza Biomedical Corp. (a)	980	13,740
Adolor Corp. (a)	2,856	71,429
Advanced Magnetics, Inc. (a)	520	15,714
Adventrx Pharmaceuticals, Inc. (a)	3,542	11,228
Affymetrix, Inc. (a)	4,394	112,486
Air Methods Corp. (a)	676	17,698
Akorn, Inc. (a)	2,900	11,542
Albany Molecular Research, Inc. (a)	1,637	17,483
Alexion Pharmaceuticals, Inc. (a)	1,987	71,770
Align Technology, Inc. (a)	3,982	29,427
Alkermes, Inc. (a)	5,847	110,625
Alliance Imaging, Inc. (a)	857	5,485
Allscripts Healthcare Solutions, Inc. (a)	3,014	52,896
Alnylam Pharmaceuticals, Inc. (a)	2,083	31,412
Alpharma, Inc.	2,472	59,427
Altus Pharmaceuticals, Inc. (a)	411	7,583
Amedisys, Inc. (a)	965	36,573
American Medical Systems Holdings, Inc. (a)	4,493	74,808
American Oriental Bioengineering, Inc. (a)	2,909	16,087
American Retirement Corp. (a)	2,299	75,338
AMERIGROUP Corp. (a)	3,366	104,481
Amsurg Corp. (a)	1,911	43,475
Anadys Pharmaceuticals, Inc. (a)	1,854	5,414
Analogic Corp.	855	39,852
Andrx Corp. (a)	4,742	109,967
Angiodynamics, Inc. (a)	797	21,559
Applera Corp — Celera Genomics Group (a)	4,782	61,927
Apria Healthcare Group, Inc. (a)	2,950	55,755
Arena Pharmaceuticals, Inc. (a)	2,936	33,999
Ariad Pharmaceuticals, Inc. (a)	3,918	17,670
Array Biopharma, Inc. (a)	2,544	21,878
Arrow International, Inc.	1,320	43,388
Arthrocare Corp. (a)	1,692	71,081
Aspect Medical Systems, Inc. (a)	1,015	17,702
Atherogenics, Inc. (a)	2,353	30,707
Auxilium Pharmaceuticals, Inc. (a)	1,412	10,985
Avanir Pharmaceuticals (a)	1,912	13,078
AVI BioPharma, Inc. (a)	3,272	12,270
Bentley Pharmaceuticals, Inc. (a)	1,138	12,472
BioCryst Pharmaceuticals, Inc. (a)	1,496	21,438
Bioenvision, Inc. (a)	2,624	13,986
BioMarin Pharmaceuticals, Inc. (a)	5,438	78,144
Bio-Rad Laboratories, Inc. (a)	1,213	78,772
Bio-Reference Labs, Inc. (a)	562	12,229
Biosite, Inc. (a)	1,055	48,171
Bradley Pharmaceuticals, Inc. (a)	947	9,659
Bruker BioSciences Corp. (a)	2,431	13,030
Candela Corp. (a)	1,540	24,424
Capital Senior Living Corp. (a)	1,416	14,556
Caraco Pharmaceutical Laboratories Ltd. (a)	534	4,886
Cell Genesys, Inc. (a)	2,951	14,814
Centene Corp. (a)	2,710	63,766
Cepheid, Inc. (a)	3,403	33,043
Cerus Corp. (a)	1,808	12,891
Chattem, Inc. (a)	1,110	33,711
Coley Pharmaceutical Group, Inc. (a)	1,167	13,479
Combinatorx, Inc. (a)	1,604	14,099
Computer Programs & Systems, Inc.	609	24,336
Conceptus, Inc. (a)	1,484	20,242
Conmed Corp. (a)	1,905	39,433
Connetics Corp. (a)	2,171	25,531
Conor Medsystems, Inc. (a)	1,763	48,641
Corvel Corp. (a)	341	8,525
Cotherix, Inc. (a)	884	7,611
Cubist Pharmaceuticals, Inc. (a)	3,449	86,846
CV Therapeutics, Inc. (a)	2,709	37,845
Cyberonics, Inc. (a)	1,381	29,443
Cypress Bioscience, Inc. (a)	2,001	12,286
Cytokinetics, Inc. (a)	1,671	10,511
Datascope Corp.	730	22,513
deCODE genetics, Inc. (a)	3,539	21,906
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
HEALTH CARE — 10.9% (Continued)
Dendreon Corp. (a)	4,514	$21,848
Depomed, Inc. (a)	2,395	14,059
Dexcom, Inc. (a)	1,096	14,884
Diagnostic Products Corp.	1,618	94,119
Digene Corp. (a)	997	38,624
Diversa Corp. (a)	1,553	15,002
DJ Orthopedics, Inc. (a)	1,407	51,820
Durect Corp. (a)	2,734	10,581
Eclipsys Corp. (a)	2,945	53,481
Emeritus Corp. (a)	322	6,037
Emisphere Technologies, Inc. (a)	1,551	13,230
Encore Medical Corp. (a)	3,539	17,023
Encysive Pharmaceuticals, Inc. (a)	3,771	26,133
Enzo Biochem, Inc. (a)	1,774	26,752
Enzon Pharmaceuticals, Inc. (a)	2,845	21,451
eResearch Technology, Inc. (a)	3,290	29,939
ev3, Inc. (a)	958	14,188
Exelixis, Inc. (a)	5,378	54,049
Five Star Quality Care, Inc. (a)	2,056	22,760
Foxhollow Technologies, Inc. (a)	1,215	33,194
Genesis HealthCare Corp. (a)	1,237	58,597
Genitope Corp. (a)	1,829	11,559
Genomic Health, Inc. (a)	810	9,534
Genta, Inc. (a)	8,707	14,279
Gentiva Health Services, Inc. (a)	1,662	26,642
Geron Corp. (a)	4,141	28,573
Greatbatch, Inc. (a)	1,399	33,016
GTx, Inc. (a)	565	5,141
Haemonetics Corp./Mass (a)	1,679	78,090
Hana Biosciences, Inc. (a)	1,870	16,961
Healthcare Services Group	1,768	37,040
Healthspring, Inc. (a)	1,224	22,950
HealthTronics, Inc. (a)	2,108	16,126
Healthways, Inc. (a)	2,070	108,965
Hi-Tech Pharmacal Co., Inc. (a)	435	7,208
Hologic, Inc. (a)	2,970	146,599
Horizon Health Corp. (a)	978	20,421
Human Genome Sciences, Inc. (a)	8,463	90,554
Hythiam, Inc. (a)	1,706	11,891
ICOS Corp. (a)	4,141	91,061
ICU Medical, Inc. (a)	863	36,453
Idenix Pharmaceuticals, Inc. (a)	1,608	15,115
I-Flow Corp. (a)	1,245	13,471
Illumina, Inc. (a)	2,716	80,557
Immucor, Inc. (a)	4,421	85,016
Incyte Corp. (a)	5,412	24,895
Indevus Pharmaceuticals, Inc. (a)	3,101	16,962
Integra LifeSciences Holdings Corp. (a)	1,253	48,629
InterMune, Inc. (a)	1,620	26,649
Intralase Corp. (a)	1,396	23,369
Invacare Corp.	1,979	49,238
inVentiv Health Inc. (a)	1,781	51,257
Inverness Medical Innovations, Inc. (a)	1,802	50,870
IRIS International, Inc. (a)	1,088	14,318
Isis Pharmaceuticals, Inc. (a)	4,691	28,381
Kendle International, Inc. (a)	799	29,347
Kensey Nash Corp. (a)	753	22,213
Keryx Biopharmaceuticals, Inc. (a)	2,808	39,874
Kindred Healthcare, Inc. (a)	2,262	58,812
KV Pharmaceutical Co. (a)	2,240	41,798
Kyphon, Inc. (a)	2,880	110,477
Landauer, Inc.	495	23,710
Laserscope (a)	1,239	38,174
LCA-Vision, Inc.	1,269	67,143
Lexicon Genetics, Inc. (a)	4,127	18,118
LHC Group, Inc. (a)	722	14,382
Lifecell Corp. (a)	2,088	64,561
Luminex Corp. (a)	2,083	36,223
Magellan Health Services, Inc. (a)	2,410	109,197
Mannkind Corp. (a)	1,643	35,012
Martek Biosciences Corp. (a)	2,040	59,058
Matria Healthcare, Inc. (a)	1,238	26,518
Maxygen, Inc. (a)	1,653	12,364
Medarex, Inc. (a)	7,902	75,938
Medcath Corp. (a)	405	7,630
Medical Action Industries, Inc. (a)	598	13,210
Medicines Co. (a)	3,205	62,658
Medicis Pharmaceutical	3,522	84,528
Mentor Corp.	2,366	102,921
Meridian Bioscience, Inc.	1,368	34,132
Merit Medical Systems, Inc. (a)	1,725	23,736
Metabasis Therapeutics, Inc. (a)	1,339	10,217
MGI Pharma, Inc. (a)	4,981	107,091
Molecular Devices Corp. (a)	1,058	32,332
Molina Healthcare, Inc. (a)	621	23,629
Momenta Pharmaceuticals, Inc. (a)	1,409	17,908
Monogram Biosciences, Inc. (a)	8,478	16,786
MWI Veterinary Supply, Inc. (a)	263	9,581
Myogen, Inc. (a)	2,766	80,214
Myriad Genetics, Inc. (a)	2,434	61,458
Nabi Biopharmaceuticals (a)	3,819	21,921
Nastech Pharmaceutical, Inc. (a)	1,407	22,231
National Healthcare Corp.	351	15,637
Natus Medical, Inc. (a)	1,212	11,987
Nektar Therapeutics (a)	5,794	106,262
Neurocrine Biosciences, Inc. (a)	2,290	24,274
Neurometrix, Inc. (a)	812	24,734
New River Pharmaceuticals, Inc. (a)	1,033	29,440
Nighthawk Radiology Holdings, Inc. (a)	368	6,602
Northfield Laboratories, Inc. (a)	1,521	15,043
Northstar Neuroscience, Inc. (a)	702	7,287
Novavax, Inc. (a)	4,001	20,165
Noven Pharmaceuticals, Inc. (a)	1,532	27,423
NPS Pharmaceuticals, Inc. (a)	2,978	14,533
NuVasive, Inc. (a)	2,157	39,322
Nuvelo, Inc. (a)	3,332	55,478
Nxstage Medical, Inc. (a)	788	6,879
Odyssey HealthCare, Inc. (a)	2,239	39,339
Omnicell, Inc. (a)	1,770	24,461
Onyx Pharmaceuticals, Inc. (a)	2,520	42,412
Option Care, Inc.	1,352	16,197
OraSure Technologies, Inc. (a)	2,895	27,560
OSI Pharmaceuticals, Inc. (a)	3,707	122,183
Owens & Minor, Inc.	2,477	70,842
Pain Therapeutics, Inc. (a)	2,316	19,339
Palomar Medical Technologies, Inc. (a)	1,052	48,003
Panacos Pharmaceuticals, Inc. (a)	3,280	18,106
Par Pharmaceutical Cos., Inc. (a)	2,135	39,412
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
HEALTH CARE — 10.9% (Continued)
Parexel International Corp. (a)	1,697	$48,958
Penwest Pharmaceuticals Co. (a)	1,479	32,287
Peregrine Pharmaceuticals, Inc. (a)	11,419	18,156
Perrigo Co.	5,060	81,466
Per-Se Technologies, Inc. (a)	2,178	54,842
Pharmion Corp. (a)	1,590	27,078
Phase Forward, Inc. (a)	2,210	25,459
PolyMedica Corp.	1,542	55,450
Pozen, Inc. (a)	1,549	10,905
PRA International (a)	1,164	25,922
Progenics Pharmaceuticals, Inc. (a)	1,315	31,639
PSS World Medical, Inc. (a)	4,188	73,918
Psychiatric Solutions, Inc. (a)	3,301	94,607
Quality Systems, Inc.	940	34,611
Quidel Corp. (a)	1,958	18,601
Radiation Therapy Services, Inc. (a)	690	18,568
Regeneron Pharmaceuticals, Inc. (a)	2,968	38,050
RehabCare Group, Inc. (a)	1,045	18,162
Renovis, Inc. (a)	1,359	20,806
Res-Care, Inc. (a)	1,377	27,540
Rigel Pharmaceuticals, Inc. (a)	1,549	15,072
Salix Pharmaceuticals, Ltd. (a)	2,942	36,187
Sangamo Biosciences, Inc. (a)	1,881	11,098
Santarus, Inc. (a)	2,994	19,910
Savient Pharmaceuticals, Inc. (a)	3,908	20,517
Sciele Pharma, Inc. (a)	1,789	41,487
Senomyx, Inc. (a)	1,942	28,023
Serologicals Corp. (a)	2,170	68,225
SFBC International, Inc. (a)	1,141	17,298
Sirna Therapeutics, Inc. (a)	2,618	14,923
Sirona Dental Systems, Inc. (a)	1,147	45,444
Solexa, Inc. (a)	1,533	13,030
Somaxon Pharmaceuticals, Inc. (a)	288	4,496
SonoSite, Inc. (a)	962	37,556
Spectranetics Corp. (a)	1,992	21,354
Stereotaxis, Inc. (a)	1,526	16,466
Steris Corp.	4,507	103,030
Sun Healthcare Group, Inc. (a)	1,507	13,096
Sunrise Senior Living, Inc. (a)	2,893	79,991
SuperGen, Inc. (a)	3,316	12,037
SurModics, Inc. (a)	942	34,016
Symbion, Inc. (a)	1,080	22,421
Symmetry Medical, Inc. (a)	2,272	34,989
Tanox, Inc. (a)	1,588	21,962
Telik, Inc. (a)	3,375	55,687
Thermogenesis (a)	3,497	14,408
Thoratec Corp. (a)	3,397	47,116
Trimeris, Inc. (a)	1,107	12,719
TriPath Imaging, Inc. (a)	1,961	12,982
United Surgical Partners International, Inc. (a)	2,801	84,226
United Therapeutics Corp. (a)	1,467	84,749
Valeant Pharmaceuticals International (a)	6,045	102,281
Ventana Medical Systems (a)	1,878	88,604
Viasys Healthcare, Inc. (a)	2,027	51,891
Viropharma, Inc. (a)	4,467	38,506
Visicu, Inc. (a)	449	7,925
VistaCare, Inc. (a)	689	8,337
Vital Images, Inc. (a)	818	20,205
Vital Signs, Inc.	445	22,041
West Pharmaceutical Services, Inc.	2,013	73,032
Wright Medical Group, Inc. (a)	2,228	46,632
Xenoport, Inc. (a)	1,311	23,742
Young Innovations, Inc.	265	9,336
Zoll Medical Corp. (a)	530	17,363
Zymogenetics, Inc. (a)	2,443	46,344

		9,438,948

INDUSTRIAL — 0.1%
RBC Bearings, Inc. (a)	1,332	30,236
Waste Services Inc. (a)	1,807	16,245

		46,481

MATERIALS — 8.7%
AAON, Inc.	485	12,445
Acuity Brands, Inc.	2,858	111,205
AEP Industries, Inc. (a)	466	15,574
AK Steel Holding Corp. (a)	7,118	98,442
Albany International Corp.	1,714	72,656
Aleris International, Inc. (a)	1,993	91,379
Alico, Inc.	207	11,408
AM Castle & Co.	656	21,156
AMCOL International Corp.	1,349	35,546
American Vanguard Corp.	934	14,458
Ameron International Corp.	469	31,432
Ampco-Pittsburgh Corp. (a)	468	13,408
Amrep Corp. (a)	109	5,921
Andersons, Inc.	740	30,791
Apogee Enterprises, Inc.	1,802	26,489
Aptargroup, Inc. (a)	2,289	113,557
Arch Chemicals, Inc.	1,531	55,193
Avatar Holdings, Inc. (a)	320	18,230
Balchem Corp.	722	16,245
Barnes Group, Inc.	2,376	47,401
Beacon Roofing Supply, Inc. (a)	2,852	62,762
Bluegreen Corp. (a)	1,293	14,818
BlueLinx Holdings, Inc.	540	7,036
Bowater, Inc.	3,615	82,241
Brady Corp.	2,931	107,978
Brookfield Homes Corp.	809	26,657
Brush Engineered Materials, Inc. (a)	1,200	25,020
Buckeye Technologies, Inc. (a)	1,996	15,249
Building Material Holding Corp.	1,733	48,299
Cabot Microelectronics Corp. (a)	1,600	48,496
Calgon Carbon Corp.	2,111	12,856
California Coastal Communities, Inc. (a)	662	21,184
Cambrex Corp.	1,710	35,619
Caraustar Industries, Inc. (a)	1,877	16,893
Century Aluminum Co. (a)	1,470	52,464
Ceradyne, Inc. (a)	1,650	81,658
CF Industries Holdings, Inc.	3,584	51,108
Chaparral Steel Company (a)	1,472	106,013
Chesapeake Corp.	1,230	20,184
China BAK Battery, Inc. (a)	1,764	15,012
CIRCOR International, Inc.	978	29,819
Clarcor, Inc.	3,341	99,528
Clean Harbors, Inc. (a)	1,022	41,197
Cleveland-Cliffs, Inc.	1,420	112,592
Coeur d’Alene Mines Corp. (a)	18,006	86,609
Comfort Systems USA, Inc.	2,467	35,253
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE
MATERIALS — 8.7% (Continued)
Compass Minerals International, Inc.	2,083	$51,971
CompX International, Inc.	107	1,915
Consolidated-Tomoka Land Co.	314	17,314
Delta & Pine Land Co.	2,225	65,415
Deltic Timber Corp.	557	31,398
DHB Industries, Inc. (a)	1,674	2,628
Drew Industries, Inc. (a)	1,206	39,074
Dycom Industries, Inc. (a)	2,937	62,529
Dynamic Materials Corp.	768	25,905
ElkCorp	1,257	34,907
EMCOR Group, Inc. (a)	1,919	93,398
Encore Wire Corp. (a)	1,515	54,449
Energy Conversion Devices, Inc. (a)	2,543	92,641
EnerSys (a)	3,029	63,306
ENGlobal Corp. (a)	1,050	8,180
Ennis, Inc.	1,650	32,472
Ferro Corp.	2,723	43,459
First Acceptance Corp. (a)	1,056	12,440
Georgia Gulf Corp.	2,130	53,293
Gibraltar Industries, Inc.	1,564	45,356
Glatfelter	2,743	43,531
Gold Kist, Inc. (a)	3,330	44,522
Goodman Global, Inc. (a)	1,535	23,301
GrafTech International Ltd. (a)	6,355	36,859
Granite Construction, Inc.	2,162	97,874
Graphic Packaging Corp. (a)	4,254	16,123
Greif, Inc.	1,073	80,432
Griffon Corp. (a)	1,891	49,355
HB Fuller Co.	1,865	81,258
Hecla Mining Co. (a)	7,671	40,273
Hercules, Inc. (a)	7,318	111,673
Hexcel Corp. (a)	6,079	95,501
Housevalues, Inc. (a)	936	6,486
Infrasource Services, Inc. (a)	1,738	31,649
Innospec, Inc.	779	19,802
Insituform Technologies, Inc. (a)	1,741	39,851
Insteel Industries, Inc. (a)	908	21,974
Integrated Electrical Services, Inc. (a)	998	17,435
Interface, Inc. (a)	2,958	33,869
Interline Brands, Inc. (a)	1,766	41,289
Jacuzzi Brands, Inc. (a)	4,969	43,727
Kaydon Corp.	1,830	68,277
Koppers Holdings, Inc.	553	11,054
Kronos Worldwide, Inc.	194	5,674
The Lamson & Sessions Co. (a)	904	25,637
Layne Christensen Co. (a)	716	20,299
LB Foster Co. — Class A (a)	665	16,140
Lone Star Technologies (a)	1,929	104,205
Longview Fibre Co.	3,313	63,245
LSI Industries, Inc.	1,234	20,966
MacDermid, Inc.	1,971	56,765
Maverick Tube Corp. (a)	2,676	169,096
Medis Technologies Ltd. (a)	1,339	27,155
Mercer International, Inc. (a)	1,856	16,110
Metal Management, Inc.	1,697	51,962
MGP Ingredients, Inc. (a)	622	14,443
Minerals Technologies, Inc.	1,281	66,612
Mobile Mini, Inc. (a)	2,200	64,372
Mueller Industries, Inc.	2,283	75,407
Mueller Water Products, Inc. Class A (a)	1,632	28,413
Myers Industries, Inc.	1,712	29,429
NCI Building Systems, Inc. (a)	1,298	69,015
Neenah Paper, Inc.	923	28,105
NewMarket Corp.	1,061	52,053
NL Industries	442	4,751
NN, Inc.	1,060	13,091
NS Group, Inc. (a)	1,442	79,425
Nuco2, Inc. (a)	1,011	24,304
Olin Corp.	4,614	82,729
Olympic Steel, Inc. (a)	545	19,288
OM Group, Inc. (a)	1,845	56,918
Omnova Solutions, Inc. (a)	2,698	15,325
Oregon Steel Mills, Inc. (a)	2,211	112,009
Perini Corp. (a)	1,203	27,068
Pioneer Companies, Inc. (a)	734	20,024
PolyOne Corp. (a)	5,957	52,302
Potlatch Corp.	2,414	91,129
PW Eagle, Inc. (a)	685	20,714
Quanex Corp.	2,350	101,215
Rock-Tenn Co.	1,909	30,449
Rockwood Holdings, Inc. (a)	2,292	52,739
Rogers Corp. (a)	1,129	63,608
Royal Gold, Inc.	1,138	31,659
RTI International Metals, Inc. (a)	1,383	77,227
Ryerson Tull, Inc.	1,628	43,956
Schnitzer Steel Industries, Inc.	1,419	50,346
Schulman A, Inc.	1,987	45,482
Shiloh Industries, Inc. (a)	314	4,723
Silgan Holdings, Inc.	1,389	51,407
Simpson Manufacturing Co., Inc.	2,264	81,617
Spartech Corp.	2,090	47,234
The Standard Register Co.	1,071	12,691
Steel Technologies, Inc.	624	12,131
Stepan Co.	296	9,348
Sterling Constuction Co. (a)	566	15,622
Stillwater Mining Co. (a)	2,544	32,258
Superior Essex, Inc. (a)	1,311	39,238
Symyx Technologies, Inc. (a)	2,112	51,005
Tejon Ranch Co. (a)	710	29,224
Terra Industries, Inc. (a)	6,021	38,354
Texas Industries, Inc.	1,468	77,951
Trammell Crow Co. (a)	2,177	76,565
Tredegar Corp.	2,221	35,136
Trex Co, Inc. (a)	749	19,392
Tronox, Inc.	2,522	33,215
UAP Holding Corp.	3,316	72,322
Universal Forest Products, Inc.	993	62,291
US Concrete, Inc. (a)	2,176	24,045
USEC, Inc.	5,594	66,289
Valley National Gases, Inc.	158	4,132
Valmont Industries, Inc.	1,073	49,884
Washington Group International, Inc.	1,808	96,439
Watsco, Inc.	1,815	108,573
Wausau Paper Corp.	2,753	34,275
WCI Communities, Inc. (a)	2,167	43,643
WD-40 Co.	1,040	34,913
Wheeling-Pittsburgh Corp. (a)	493	9,806
Worthington Industries	4,489	94,045
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
MATERIALS — 8.7% (Continued)
WR Grace & Co. (a)	4,357	$50,977
Xerium Technologies, Inc.	1,284	12,095
Zoltek Companies, Inc. (a)	921	27,529

		7,566,876

OTHER — 0.4%
Compass Diversified Trust	854	12,187
GenCorp, Inc. (a)	3,526	56,522
Gentek, Inc. (a)	666	17,882
Kaman Corp.	1,451	26,408
Lancaster Colony Corp.	1,675	66,112
Raven Industries, Inc.	978	30,807
Sequa Corp. (a)	346	28,199
Star Maritime Acquisition Corp. (a)	1,221	12,406
Trinity Industries, Inc.	1	20
United Community Banks Inc.	2,205	67,120

		317,663

TECHNOLOGY — 12.9%
@Road, Inc. (a)	4,010	22,135
3Com Corp. (a)	24,804	126,996
3D Systems Corp. (a)	757	15,208
Acacia Research — Acacia Technologies (a)	1,814	25,505
Access Integrated Technologies, Inc. (a)	875	8,584
Actel Corp. (a)	1,631	23,405
Actuate Corp. (a)	3,671	14,831
Adaptec, Inc. (a)	7,245	31,443
ADTRAN, Inc.	4,280	96,000
Advanced Analogic Technologies, Inc. (a)	2,395	25,100
Advanced Digital Information Corp. (a)	4,135	48,669
Aeroflex, Inc. (a)	4,838	56,459
Agile Software Corp. (a)	3,686	23,369
Agilysys, Inc.	1,981	35,658
Altiris, Inc. (a)	1,448	26,122
American Reprographics Co. (a)	1,701	61,661
American Science & Engineering, Inc. (a)	450	26,064
AMIS Holdings, Inc. (a)	2,850	28,500
Amkor Technology, Inc. (a)	6,513	61,613
Anadigics, Inc. (a)	3,073	20,651
Anaren, Inc. (a)	1,040	21,310
Anixter International, Inc.	1,994	94,635
Ansoft Corp. (a)	1,070	21,914
Ansys, Inc. (a)	2,146	102,622
Applied Micro Circuits Corp. (a)	20,031	54,685
Ariba, Inc. (a)	4,690	38,599
Art Technology Group, Inc. (a)	7,258	21,629
Aspen Technology, Inc. (a)	2,909	38,166
Atheros Communications, Inc. (a)	3,362	63,744
Audible, Inc. (a)	1,450	13,181
Avanex Corp. (a)	10,708	18,846
Avid Technology, Inc. (a)	2,751	91,691
Avocent Corp. (a)	3,220	84,525
BearingPoint, Inc. (a)	11,888	99,503
Bel Fuse, Inc.	716	23,492
Benchmark Electronics, Inc. (a)	4,050	97,686
Black Box Corp.	1,051	40,285
Blackbaud, Inc.	2,844	64,559
Blackboard, Inc. (a)	1,806	52,302
Blue Coat Systems, Inc. (a)	773	13,033
Bookham, Inc. (a)	3,776	12,687
Borland Software Corp. (a)	5,175	27,324
Bottomline Technologies, Inc. (a)	959	7,806
Broadwing Corp. (a)	4,699	48,635
Brocade Communications Systems, Inc. (a)	17,398	106,824
CACI International, Inc. — Class A (a)	1,990	116,077
Carrier Access Corp. (a)	1,354	11,198
Cbeyond Communications, Inc. (a)	1,072	23,380
Checkpoint Systems, Inc. (a)	2,365	52,527
Chordiant Software, Inc. (a)	5,163	15,644
Ciber, Inc. (a)	3,446	22,709
Cirrus Logic, Inc. (a)	5,527	44,990
Click Commerce, Inc. (a)	595	11,739
Cogent Communications Group, Inc. (a)	1,366	12,799
Coherent, Inc. (a)	2,002	67,527
CommScope, Inc. (a)	3,713	116,662
COMSYS IT Partners, Inc. (a)	960	14,515
Comtech Group, Inc. (a)	952	10,596
Comtech Telecommunications (a)	1,421	41,593
Concur Technologies, Inc. (a)	1,956	30,259
Conexant Systems, Inc. (a)	30,544	76,360
Consolidated Communications Holdings, Inc.	1,517	25,228
Convera Corp. — Class A (a)	1,831	12,304
Covansys Corp. (a)	1,996	25,090
CPI International, Inc. (a)	460	6,670
CSG Systems International (a)	3,144	77,783
Cubic Corp.	970	19,022
Daktronics, Inc.	2,526	72,926
DealerTrack Holdings Inc. (a)	692	15,300
Dendrite International, Inc. (a)	2,759	25,493
Digi International, Inc. (a)	1,410	17,667
Digital River, Inc. (a)	2,462	99,440
Digitas, Inc. (a)	5,780	67,164
Diodes, Inc. (a)	1,287	53,333
Ditech Networks, Inc. (a)	2,076	18,103
DSP Group, Inc. (a)	1,880	46,718
Eagle Test Systems, Inc. (a)	477	6,688
Echelon Corp. (a)	1,920	14,381
eCollege.com, Inc. (a)	1,104	23,339
EDO Corp.	988	24,048
Electronics for Imaging (a)	3,701	77,277
Emageon, Inc. (a)	1,364	19,901
EMS Technologies, Inc. (a)	987	17,736
Emulex Corp. (a)	5,381	87,549
Epicor Software Corp. (a)	3,433	36,150
EPIQ Systems, Inc. (a)	892	14,843
Equinix, Inc. (a)	1,863	102,204
Essex Corp. (a)	1,067	19,654
Exar Corp. (a)	2,316	30,733
Excel Technology, Inc. (a)	752	22,500
Extreme Networks, Inc. (a)	7,895	32,843
FalconStor Software, Inc. (a)	2,411	16,805
Fargo Electronics, Inc. (a)	789	20,033
File Net Corp. (a)	2,554	68,779
Finisar Corp. (a)	14,009	45,809
Flir Systems, Inc. (a)	4,502	103,096
Formfactor, Inc. (a)	2,982	133,087
Foundry Networks, Inc. (a)	9,489	101,153
Gartner, Inc. (a)	3,595	51,049
Gateway, Inc. (a)	16,718	31,764
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE

TECHNOLOGY — 12.9% (Continued)
Genesis Microchip, Inc. (a)	2,206	$25,501
Gerber Scientific, Inc. (a)	1,470	19,125
Harmonic, Inc. (a)	4,736	21,217
Heartland Payment Systems, Inc. (a)	907	25,287
Herley Industries, Inc. (a)	807	9,046
Hittite Microwave Corp. (a)	846	30,591
Hutchinson Technology, Inc. (a)	1,636	35,387
Hyperion Solutions Corp. (a)	3,860	106,536
I2 Technologies, Inc. (a)	923	11,694
ID Systems, Inc. (a)	721	12,783
Identix, Inc. (a)	5,752	40,206
iGate Corp. (a)	1,315	8,403
II-VI, Inc. (a)	1,496	27,377
Ikanos Communications (a)	1,337	20,309
Imation Corp.	2,098	86,123
Infocrossing, Inc. (a)	1,377	15,904
Informatica Corp. (a)	5,627	74,051
Innovative Solutions & Support, Inc. (a)	833	11,712
Inphonic, Inc. (a)	994	6,262
Integral Systems, Inc.	713	19,130
Intergraph Corp. (a)	1,828	57,564
Intermagnetics General Corp. (a)	2,729	73,628
Intermec, Inc. (a)	3,193	73,247
International DisplayWorks, Inc. (a)	2,881	14,981
Internet Capital Group, Inc. (a)	2,398	21,582
Internet Security Systems (a)	2,443	46,051
Inter-Tel, Inc.	1,292	27,210
InterVoice, Inc. (a)	2,362	16,817
Interwoven, Inc. (a)	2,688	23,063
Ionatron, Inc. (a)	1,563	9,925
Ixia (a)	2,793	25,137
IXYS Corp. (a)	1,605	15,408
j2 Global Communications, Inc. (a)	3,081	96,189
JDA Software Group, Inc. (a)	1,882	26,404
Jupitermedia Corp. (a)	1,263	16,419
Kanbay International, Inc. (a)	2,159	31,392
Keane, Inc. (a)	2,938	36,725
Kemet Corp. (a)	5,604	51,669
Komag, Inc. (a)	1,992	91,991
Kopin Corp. (a)	4,582	16,541
Lattice Semiconductor Corp. (a)	7,386	45,645
Lawson Software, Inc. (a)	8,103	54,290
Lionbridge Technologies (a)	3,345	18,498
Loral Space & Communications, Inc. (a)	741	21,015
Macrovision Corp. (a)	3,268	70,327
Magma Design Automation, Inc. (a)	2,190	16,097
Manhattan Associates, Inc. (a)	1,727	35,041
Mantech International Corp. - Class A (a)	1,173	36,199
MapInfo Corp. (a)	1,289	16,821
Maxwell Technologies, Inc. (a)	935	18,354
McData Corp. (a)	10,078	41,118
Mentor Graphics Corp. (a)	5,079	65,925
Mercury Computer Systems, Inc. (a)	1,307	20,115
Merge Technologies, Inc. (a)	1,237	15,227
Methode Electronics, Inc.	2,269	23,847
Micrel, Inc. (a)	4,732	47,367
MICRO Systems, Inc. (a)	2,374	103,696
Microsemi Corp. (a)	4,607	112,319
MicroStrategy, Inc. (a)	654	63,778
Microtune, Inc. (a)	3,374	21,121
Mindspeed Technologies, Inc. (a)	7,175	17,292
MIPS Technologies, Inc. (a)	2,754	16,717
Mobility Electronics, Inc. (a)	1,738	12,618
Monolithic Power Systems, Inc. (a)	1,133	13,403
MoSys, Inc. (a)	1,469	11,488
Move, Inc. (a)	6,526	35,762
MRO Software, Inc. (a)	1,245	24,987
MRV Communications, Inc. (a)	8,118	25,247
Multi-Fineline Electronix, Inc. (a)	450	14,936
Neoware Systems, Inc. (a)	1,290	15,854
Ness Technologies, Inc. (a)	1,787	19,210
Netgear, Inc. (a)	2,061	44,621
Netlogic Microsystems, Inc. (a)	1,037	33,443
Netscout Systems, Inc. (a)	1,542	13,755
Newport Corp. (a)	2,647	42,670
Nextest Sys Corp. (a)	392	6,354
Novatel Wireless, Inc. (a)	1,882	19,535
Nuance Communications, Inc. (a)	8,475	85,259
Omnivision Technologies, Inc. (a)	3,420	72,230
ON Semiconductor Corp. (a)	9,915	58,300
Online Resources Corp. (a)	1,276	13,194
Open Solutions, Inc. (a)	1,219	32,438
Openwave Systems, Inc. (a)	6,115	70,567
Oplink Communications, Inc. (a)	915	16,754
Opnet Technologies, Inc. (a)	840	10,886
Opsware, Inc. (a)	4,835	39,840
Optical Communication Products, Inc. (a)	940	1,889
OSI Systems, Inc. (a)	938	16,668
Packeteer, Inc. (a)	2,190	24,835
Palm Inc. (a)	5,969	96,101
Parametric Technology Corp. (a)	7,045	89,542
Park Electrochemical Corp.	1,248	32,136
PDF Solutions, Inc. (a)	1,151	14,284
Pegasus Wireless Corp. (a)	3,524	31,505
Pegasystems, Inc.	824	5,290
Pericom Semiconductor Corp. (a)	1,715	14,235
Perot Systems Corp. (a)	5,305	76,816
Plantronics, Inc.	3,185	70,739
Plexus Corp. (a)	2,964	101,398
PLX Technology, Inc. (a)	1,512	18,477
PortalPlayer, Inc. (a)	1,608	15,774
Power Integrations, Inc. (a)	1,910	33,387
Progress Software Corp. (a)	2,477	57,987
QAD, Inc.	760	5,890
Quantum Corp. (a)	11,924	31,241
Quest Software, Inc. (a)	4,368	61,327
Rackable Systems, Inc. (a)	1,803	71,200
Radiant Systems, Inc. (a)	1,515	16,014
Radisys Corp. (a)	1,367	30,019
RealNetworks, Inc. (a)	6,929	74,140
Redback Networks, Inc. (a)	3,611	66,226
RF Micro Devices, Inc. (a)	12,167	72,637
RightNow Technologies, Inc. (a)	978	16,313
RSA Security, Inc. (a)	4,890	132,959
Safeguard Scientifics, Inc. (a)	7,826	16,904
SafeNet, Inc. (a)	1,593	28,228
Sapient Corp. (a)	5,234	27,740
SAVVIS, Inc. (a)	543	16,078
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE

TECHNOLOGY — 12.9% (Continued)
Scansource, Inc. (a)	1,582	$46,384
Secure Computing Corp. (a)	3,166	27,228
SI International, Inc. (a)	726	22,259
Sigma Designs, Inc. (a)	1,482	13,975
Silicon Image, Inc. (a)	5,122	55,215
Silicon Storage Technology, Inc. (a)	5,691	23,105
Sirenza Microdevices, Inc. (a)	1,618	19,643
Sirf Technology Holdings, Inc. (a)	3,344	107,744
Skyworks Solutions, Inc. (a)	10,206	56,235
Smith Micro Software, Inc. (a)	1,309	20,970
SonicWALL, Inc. (a)	4,196	37,722
Sonus Networks, Inc. (a)	16,087	79,631
SPSS, Inc. (a)	1,195	38,407
SRA International, Inc. — Class A (a)	2,495	66,442
SSA Global Technologies, Inc. (a)	608	11,783
Staktek Holdings, Inc. (a)	777	3,776
Standard Microsystems Corp. (a)	1,433	31,282
Stellent, Inc.	1,584	15,127
Stratasys, Inc. (a)	579	17,057
Stratex Networks, Inc. (a)	6,261	21,225
Sunpower Corp. (a)	667	18,689
Supertex, Inc. (a)	781	31,193
Sybase, Inc. (a)	5,862	113,723
Sycamore Networks, Inc. (a)	11,435	46,426
SYKES Enterprises, Inc. (a)	1,668	26,955
Synaptics, Inc. (a)	1,629	34,861
Syniverse Holdings, Inc. (a)	1,538	22,609
SYNNEX Corp. (a)	813	15,414
Syntel, Inc.	433	8,859
TALX Corp.	2,089	45,686
Tekelec (a)	3,661	45,213
Terremark Worldwide, Inc. (a)	1,944	6,998
Tessera Technologies, Inc. (a)	3,001	82,528
TIBCO Software, Inc. (a)	14,001	98,707
Transaction Systems Architects, Inc. (a)	2,350	97,972
Transmeta Corp. (a)	12,737	20,889
Transwitch Corp. (a)	8,222	17,348
Trident Microsystems, Inc. (a)	3,530	66,999
Triquint Semiconductor, Inc. (a)	9,013	40,198
Trizetto Group (a)	2,747	40,628
TTM Technologies, Inc. (a)	2,673	38,678
TurboChef Technologies, Inc. (a)	798	8,874
Tyler Technologies, Inc. (a)	2,210	24,752
Ulticom, Inc. (a)	807	8,449
Ultimate Software Group, Inc. (a)	1,564	29,966
Universal Display Corp. (a)	1,554	20,684
UTStarcom, Inc. (a)	7,869	61,300
VA Software Corp. (a)	4,063	15,764
Varian, Inc. (a)	2,002	83,103
VASCO Data Security International, Inc. (a)	1,551	12,951
Verint Systems, Inc. (a)	818	23,877
Viasat, Inc. (a)	1,300	33,384
Vignette Corp. (a)	1,886	27,498
Viisage Technology, Inc. (a)	1,452	22,012
Virage Logic Corp. (a)	850	7,982
Volterra Semiconductor Corp. (a)	952	14,528
Vonage Holdings Corp. (a)	2,039	17,515
WebEx Communications, Inc. (a)	2,725	96,847
webMethods, Inc. (a)	3,469	34,239
Websense, Inc. (a)	3,097	63,612
Wind River Systems, Inc. (a)	4,594	40,887
Witness Systems, Inc. (a)	1,997	40,279
Zhone Technologies, Inc. (a)	7,119	14,523
Zoran Corp. (a)	3,174	77,255

		11,166,683

UTILITIES — 3.7%
Alaska Communications Systems Group, Inc.	2,733	34,572
Allete, Inc.	1,646	77,938
American States Water Co.	1,047	37,326
Aquila, Inc. (a)	24,185	101,819
Atlantic Tele-Network, Inc. (a)	348	7,249
Avista Corp.	3,148	71,869
Black Hills Corp.	2,033	69,793
California Water Service Group	1,078	38,528
Cascade Natural Gas Corp.	736	15,522
Centennial Communications Corp.	1,430	7,436
CH Energy Group, Inc.	986	47,328
Cincinnati Bell, Inc. (a)	15,881	65,112
Cleco Corp.	3,237	75,260
Commonwealth Telephone Enterprises, Inc.	1,323	43,871
CT Communications, Inc.	1,185	27,101
Dobson Communications Corp. (a)	9,192	71,054
Duquesne Light Holdings, Inc.	5,024	82,595
El Paso Electric Co. (a)	3,092	62,335
The Empire District Electric Co.	1,951	40,093
EnergySouth, Inc.	374	11,680
Eschelon Telecom, Inc. (a)	608	9,406
Fairpoint Communications, Inc.	1,759	25,330
First Avenue Networks, Inc. (a)	3,557	38,700
General Communication (a)	3,603	44,389
Golden Telecom, Inc.	1,300	32,955
Idacorp, Inc.	2,632	90,251
IDT Corp. (a)	3,504	48,320
Iowa Telecommunications Services, Inc.	2,046	38,710
iPCS, Inc. (a)	1,088	52,550
ITC Holdings Corp.	801	21,291
The Laclede Group Inc.	1,272	43,706
Mediacom Communications Corp. (a)	3,848	23,973
MGE Energy, Inc.	1,232	38,377
New Jersey Resources Corp.	1,780	83,268
Nicor, Inc.	2,863	118,814
North Pittsburgh Systems, Inc.	937	25,824
Northwest Natural Gas Co.	1,791	66,321
Northwestern Corp.	2,222	76,326
Ntelos Holdings Corp. (a)	840	12,138
Ormat Technologies, Inc.	527	20,105
Otter Tail Corp.	1,890	51,654
Peoples Energy Corp.	2,371	85,143
Piedmont Natural Gas Co. (a)	4,972	120,820
PNM Resources, Inc. (a)	4,483	111,896
Portland General Electric Co.	1,751	43,722
Premiere Global Services, Inc. (a)	4,670	35,258
Price Communications Corp. (a)	2,983	50,562
RCN Corp. (a)	1,897	47,292
Shenandoah Telecom Co.	383	18,001
SJW Corp.	961	24,457
South Jersey Industries, Inc.	1,813	49,658
Southwest Gas Corp.	2,469	77,378
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. – Pinnacle Series

SCHEDULE OF INVESTMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

	SHARES	VALUE

UTILITIES — 3.7% (Continued)
Southwest Water Co.	1,469	$17,584
SureWest Communications	911	17,601
Talk America Holdings, Inc. (a)	1,923	11,903
Time Warner Telecom, Inc. (a)	4,946	73,448
Ubiquitel, Inc. (a)	4,927	50,945
UIL Holdings Corp.	914	51,449
Unisource Energy Corp.	2,156	67,159
USA Mobility, Inc.	1,748	29,017
Valor Communications Group, Inc.	2,691	30,812
Westar Energy, Inc. (a)	5,675	119,459
WGL Holdings, Inc.	3,155	91,337

		3,175,790

Total Common Stocks (Cost $71,319,514)		81,157,024

	PRINCIPAL
	AMOUNT	VALUE

CORPORATE BONDS — 0.0%
MATERIALS — 0.0%
Mueller Industries, Inc. 6.000%, 11/01/2014	$15,000	$13,800

Total Corporate Bonds (Cost $15,000)		13,800

SHORT TERM INVESTMENTS (c) — 5.4%
U.S. TREASURY BILLS — 3.4% 4.800%, 09/14/2006	3,000,000	2,971,170

	SHARES	VALUE

MONEY MARKET FUNDS — 2.0%
Northern Institutional Diversified Assets Portfolio	1,754,088	$1,754,088

Total Short Term Investments (Cost $4,724,275)		4,725,258

TOTAL INVESTMENTS (Cost $76,058,789) (b) — 99.1%		85,896,082
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		763,985

TOTAL NET ASSETS - 100.0%		$86,660,067

(a)	Non income producing security.

(b)	For federal income tax purposes, cost is $76,247,223 and gross unrealized appreciation and depreciation of securities as of June 30, 2006 was $14,421,580 and ($4,772,721), respectively. with a net appreciation / (depreciation) of $9,648,859.

(c)	Securities and other assets with an aggregate value of $4,681,600 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2006:

		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)

Russell 2000 Index (09/06)	10	$227,170
Russell 2000 Index Mini (09/06)	14	$76,916
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. – Pinnacle Series

RUSSELL 2000 SMALL CAP INDEX PORTFOLIO	FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

ASSETS
Investments in securities, at value	$85,896,082
Receivables:
Shares sold	246,922
Securities sold	13,953,187
Interest and dividends	116,796
Variation margin	64,640
Prepaid expenses and other	3,617

100,281,244

LIABILITIES
Payables:
Investment securities purchased	13,487,178
Shares redeemed	26,977
12b-1 fees	181
Bank overdraft	30,561
Advisory fees	28,986
Administration expenses	6,854
Directors’ fees	286
Custodian fees	11,910
Fund accounting fees	7,055
Professional fees	9,296
Royalty fees	4,961
Other accrued expenses	6,932

13,621,177

NET ASSETS*
Paid-in capital	71,084,372
Accumulated net investments income / (loss)	306,258
Accumulated net realized gain / (loss) on investments and futures contracts	5,128,058
Net unrealized appreciation / (depreciation) on investments and futures contracts	10,141,379

$86,660,067

Investments at cost	$76,058,789
Shares Authorized – Class I ($.10 par value)	20,000,000
Shares Authorized – Class F ($.10 par value)	20,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS

		Shares
Share Class	Net Assets	Outstanding
Class I	$86,364,723	1,269,266	$68.04
Class F	$295,344	4,346	$67.96

*	FEDERAL TAX DATA AS OF DECEMBER 31, 2005

Undistributed ordinary income	$603,226
Undistributed long-term gains	$2,421,668
Unrealized appreciation	$9,773,389
STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$144,770
Dividends	494,254
Foreign dividend taxes withheld	(30)

638,994

EXPENSES
Advisory fees	147,592
Administration expenses	42,169
Custodian fees and expenses	20,200
Fund accounting fees and expenses	20,248
Professional fees	10,549
Directors’ fees	4,701
Transfer agent fees	7,976
Royalty fee	4,819
12b-1 fees – Class F	178
Other expenses	6,105

264,537

NET INVESTMENT INCOME / (LOSS)	374,457

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments and options	5,331,381
Net realized gain / (loss) on futures contracts	(79,329)

5,252,052

Net change in unrealized appreciation / (depreciation) on investments and futures contracts	243,996

NET REALIZED AND UNREALIZED GAIN / (LOSS)	5,496,048

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS	$5,870,505

TRANSACTIONS WITH AFFILIATES:

Percent of Current
Net Asset Value
Advisory	Administration	Expense
Fee	Fee	Limit(1)	Waiver	Reimbursement

0.35%	0.10%	0.40%	$—	$—

(1)	The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

FINANCIAL STATEMENTS	RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months
	Ended June 30,	Year Ended
	(Unaudited)	December 31,
	2006	2005(1)
OPERATIONS
Net investment income / (loss)	$374,457	$479,266
Net realized gain / (loss) on investments and futures	5,252,052	2,726,979
Net change in unrealized appreciation / (depreciation) on investments	243,996	(375,506)

	5,870,505	2,830,739

DISTRIBUTIONS TO SHAREHOLDERS*
Class I
Net investment income	(521,036)	(335,674)
Net realized gain on investments	(2,571,112)	(677,888)
Class F
Net investment income	(153)	—
Net realized gain on investments	(792)	—

	(3,093,093)	(1,013,562)

FUND SHARE TRANSACTIONS Class I
Proceeds from shares sold	13,207,983	19,532,734
Reinvestment of distributions	3,092,148	1,013,562
Payments for shares redeemed	(8,533,746)	(15,318,613)

	7,766,385	5,227,683

FUND SHARE TRANSACTIONS Class F
Proceeds from shares sold	298,647	5,002
Reinvestment of distributions	945	—
Payments for shares redeemed	(3,496)	(2)

	296,096	5,000

NET INCREASE / (DECREASE) IN NET ASSETS	10,839,893	7,049,860
NET ASSETS
Beginning of period	75,820,174	68,770,314

End of period	$86,660,067	$75,820,174

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$306,258	$452,990

FUND SHARE TRANSACTIONS Class I
Sold	189,446	313,268
Reinvestment of distributions	44,542	16,964
Redeemed	(122,859)	(248,011)

Net increase / (decrease) from fund share transactions	111,129	82,221

FUND SHARE TRANSACTIONS Class F
Sold	4,306	78
Reinvestment of distributions	13	—
Redeemed	(51)	—

Net increase / (decrease) from fund share transactions	4,268	78

TOTAL COST OF PURCHASES OF:
Common Stocks	$21,263,938	$19,618,076

	$21,263,938	$19,618,076

TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$16,596,071	$16,360,578

	$16,596,071	$16,360,578

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$671,425	$710,279
Long-term capital gains	2,421,668	303,283

	$3,093,093	$1,013,562

(1)	For the Period from October 4, 2005 to December 31, 2005 for Class F.
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO
Objective — Seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International (“MSCI”) EAFE Index (the “Index”). The Index emphasizes the stock of companies in major markets in Europe, Australasia, and the Far East.
Strategy — The Summit Pinnacle EAFE International Index Portfolio (the “Portfolio”) will invest primarily in common stocks of the companies that compose the Index.
Managers’ Comments:
For the period ended June 30, 2006, the Summit EAFE International Index Portfolio’s total return was 10.16% (after waivers and reimbursements, but before the impact of any product or contract-level fees). This compares to a 10.50% total return for the MSCI EAFE Index. The difference of 0.34% is referred to as “tracking error.” One component of the difference is attributed to the Portfolio’s operating expenses. These expenses represent the Portfolio’s costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; broker’s commissions or other trading costs; and holding a sample of the security positions in the Index or holding them in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio’s objectives and strategies call for it to seek investment results that correspond to the pre-expense total return of the Index.
Fund Data
Manager: Subadvised by World Asset Management
                   A division of Munder Capital Management

Inception Date:	November 12, 2002
Total Net Assets:	$51.75 Million
No. of Holdings:	848
Median Cap Size:	$2,553 Million
Average Price-to-book Ratio:	2.28 x
Dividend Yield:	2.57%
Top 10 Equity Holdings

(% of net assets)
BP Plc	2.07%
HSBC Holdings Plc	1.63%
GlaxoSmithKline Plc	1.34%
Toyota Motor Corp.	1.33%
Royal Dutch Shell Plc — Class A	1.13%
Novartis AG	1.06%
Mitsubishi Tokyo Financial Group, Inc.	1.05%
Vodafone Group Plc	1.05%
Nestle SA	1.04%
UBS AG	0.98%
Sector Allocations
The EAFE International Index Portfolio is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied to Summit Mutual Funds, Inc. or any member to the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE Index to track general stock market performance.

Summit Mutual Funds, Inc. — Pinnacle Series

FINANCIAL HIGHLIGHTS	EAFE INTERNATIONAL INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months					Period from
	Ended June 30,					November 12, 2002(1)
	(Unaudited)		Year Ended December 31,			to December 31,
	2006		2005	2004	2003	2002
Net asset value, beginning of period	$81.98		$74.34	$64.41	$49.59	$50.00

Investment Activities:
Net investment income / (loss)	1.05		1.59	1.00 (4)	1.34	0.19
Net realized and unrealized gains / (losses)	7.14		7.59	10.42	14.49	(0.60)

Total from Investment Activities	8.19		9.18	11.42	15.83	(0.41)

DISTRIBUTIONS:
Net investment income	(1.63)		(0.72)	(0.69)	(0.19)	—
Net realized gains	(1.98)		(0.82)	(0.80)	(0.82)	—

Total Distributions	(3.61)		(1.54)	(1.49)	(1.01)	—

Net asset value, end of period	$86.56		$81.98	$74.34	$64.41	$49.59

Total return	10.16%		12.57%	18.02%	32.79%	-0.82%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets — net(2)	0.95	%(3)	0.95%	0.95%	0.65%	0.65	%(3)
Ratio of expenses to average net assets — gross	1.53	%(3)	1.50%	1.69%	2.46%	1.99	%(3)
Ratio of net investment income / (loss) to average net assets	2.63	%(3)	1.75%	1.70%	2.14%	2.24	%(3)
Portfolio turnover rate	17.30%		76.61%	55.49%	75.27%	449.05	%(3)
Net assets, end of period (000’s)	$51,752		$44,084	$50,938	$16,565	$22,234

(1)	Commencement of operations.

(2)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(3)	Annualized.

(4)	Per share amounts are based on average shares outstanding.
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

EAFE INTERNATIONAL INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 97.2%
AUSTRALIA — 5.1%
A.B.C. Learning Centres Ltd.	1,921	$9,136
Alumina Ltd.	6,014	30,166
Amcor Ltd.	4,824	23,946
AMP Ltd.	8,099	54,948
Aristocrat Leisure Ltd.	1,483	14,194
Australia & New Zealand Banking Group Ltd.	7,866	155,425
Australian Gas Light Co. Ltd.	2,180	28,366
AXA Asia Pacifica Holdings Ltd.	4,489	20,915
Babcock & Brown Ltd.	646	10,412
BHP Billiton Ltd.	15,720	338,765
Billabong International Ltd.	907	10,346
BlueScope Steel Ltd.	3,249	19,194
Boral Ltd.	3,694	22,344
Brambles Industries Ltd.	4,190	34,250
Caltex Australia Ltd.	623	10,926
Centro Properties Group	4,753	23,629
Centro Retail Group	1	1
Coca-Cola Amatil Ltd.	4,559	24,022
Cochlear Ltd.	252	10,230
Coles Myer Ltd.	5,020	42,377
Commonwealth Bank of Australia	5,551	183,189
Computershare Ltd.	2,512	14,653
CSL Ltd.	866	34,590
CSR Ltd.	5,654	14,075
Downer EDI Ltd.	1,675	9,261
Foster’s Group Ltd.	10,464	42,534
Goodman Fielder Ltd. (a)	6,433	10,230
GPT Group	10,673	34,421
Insurance Australia Group Ltd.	6,989	27,785
Investa Property Group	17,239	28,055
John Fairfax Holdings Ltd.	6,769	18,863
Lend Lease Corp. Ltd.	1,798	18,692
Macquarie Airports	4,003	9,132
Macquarie Bank Ltd.	1,105	56,658
Macquarie Goodman Group	6,465	28,825
Macquarie Infrastructure Group	10,988	27,435
Mirvac Group	7,231	23,374
Multiplex Group	3,642	8,850
National Australia Bank Ltd.	6,873	179,574
Newcrest Mining Ltd.	1,716	26,880
Orica Ltd.	1,461	25,937
Origin Energy Ltd.	4,726	25,848
Perpetual Trustees Australia Ltd.	289	15,709
Qantas Airways Ltd.	6,099	13,415
QBE Insurance Group Ltd.	3,587	54,643
Rinker Group Ltd.	4,208	51,251
Rio Tinto Ltd.	1,314	75,967
Santos Ltd.	3,498	31,452
Sonic Healthcare Ltd.	1,385	14,615
Stockland	7,173	37,418
Suncorp-Metway Ltd.	2,736	39,341
TABCORP Holdings Ltd.	2,977	33,626
Telstra Corp.	8,620	23,572
Toll Holdings Ltd.	2,640	27,563
Transurban Group	4,618	23,850
Wesfarmers Ltd.	1,649	43,292
Westfield Group	5,993	77,178
Westpac Banking Corp.	7,775	134,503
Woodside Petroleum Ltd.	2,189	71,573
Woolworths Ltd.	5,197	77,817
WorleyParsons Ltd.	1,021	15,250
Zinifex Limited	2,688	20,015

		2,614,503

AUSTRIA — 0.5%
BetandWin.com Interactive Entertainment AG (a)	105	8,326
Erste Bank der Oesterreichischen Sparkassen AG	919	51,720
Oesterreischeische Elektrizitaetswirtschafts-AG	462	22,218
OMV AG	965	57,456
Raiffeisen International Bank-Holding AG	184	15,980
Telekom Austria AG	1,527	34,004
Voestalpine AG	150	22,793
Wienerberger AG	534	25,374

		237,871

BELGIUM — 1.1%
AGFA-Gevaert NV	720	17,442
Belgacom SA	888	29,451
Delhaize Group	384	26,620
Dexia	2,788	67,041
Fortis	5,398	183,793
Groupe Bruxelles Lambert SA	389	40,749
Interbrew SA	865	42,430
KBC Groep NV	826	88,640
Mobistar SA	188	14,921
Solvay SA	313	36,011
UCB SA	369	19,964
Umicore	148	19,763

		586,825

DENMARK — 0.7%
AP Moller — Maersk A/S	4	31,139
Danisco A/S	374	27,256
Danske Bank A/S	1,827	69,548
DSV A/S	128	21,400
FLSmidth & Co A/S	274	10,336
GN Store Nord A/S	1,324	15,211
Jyske Bank A/S (a)	414	23,995
Novo-Nordisk A/S — Class B	1,126	71,728
Novozymes A/S	292	19,728
Topdanmark A/S (a)	116	16,171
Vestas Wind Systems A/S (a)	801	21,907
William Demant Holding A/S (a)	202	15,102

		343,521

FINLAND — 1.5%
Amer Sports Oyj	733	15,310
Elisa Corporation	770	14,665
Fortum Oyj	2,065	52,825
Kesko Oyj — B Shares	535	20,515
Kone Oyj	500	20,785
Metso Oyj	741	26,888
Neste Oil Oyj	782	27,546
Nokia Oyj	18,597	379,633
Nokian Renkaat Oyj	715	9,401
Orion Oyj	488	9,693
Outokumpu Oyj	671	15,706
Rautaruukki Oyj	547	16,525
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

SCHEDULE OF INVESTMENTS	EAFE INTERNATIONAL INDEX PORTFOLIO

	SHARES	VALUE
FINLAND — 1.5% (Continued)
Sampo Oyj	2,105	$40,171
Stora Enso Oyj	2,896	40,449
Tietoenator Oyj	527	15,220
UPM-Kymmene Oyj	2,605	56,143
Wartsila Oyj — B Shares	392	16,546
YIT Oyj	856	20,989

		799,010

FRANCE — 9.4%
Accor SA	876	53,322
Air France-KLM	701	16,480
Air Liquide SA	549	106,925
Alcatel SA (a)	6,304	79,986
Alstom (a)	484	44,232
Arcelor	2,275	109,817
Atos Origin SA (a)	296	19,365
Axa	6,747	221,440
BNP Paribas SA	3,744	358,439
Bouygues SA	973	50,030
Business Objects SA (a)	546	14,896
Cap Gemini SA	571	32,595
Carrefour SA	2,631	154,260
Casino Guichard Perrachon SA	267	20,303
CNP Assurances	208	19,780
Compagnie de Saint-Gobain	1,419	101,457
Compagnie Generale des Etablissements Michelin — B Shares	714	42,922
Credit Agricole SA	2,602	99,011
Dassault Systemes SA	290	15,542
Essilor International SA	494	49,727
France Telecom SA	7,317	157,322
Gaz de France	877	29,445
Groupe Danone	1,083	137,621
Hermes International	99	8,756
Lafarge SA	694	87,124
Lagardere S.C.A.	592	43,690
L’Oreal SA	1,369	129,313
LVMH Moet Hennessy Louis Vuitton SA	1,097	108,882
M6 Metropole Television	316	9,890
Neopost SA	178	20,286
Pagesjaunes Groupe SA	670	21,038
Pernod-Ricard SA	359	71,173
Peugeot SA	714	44,429
PPR SA	294	37,491
Publicis Groupe	621	23,988
Renault SA	861	92,506
Safran SA	956	20,812
Sanofi-Aventis	4,536	442,675
Schneider Electric SA	1,071	111,644
SCOR SA	4,484	9,807
Societe Generale	1,634	240,346
Societe Television Francaise 1	602	19,635
Sodexho Alliance SA	447	21,480
Suez SA	4,447	184,858
Technip SA	459	25,421
Thales SA	521	20,351
Thomson	1,359	22,475
Total SA	9,977	656,558
Unibail	245	42,712
Valeo SA	402	14,315
Vallourec SA	32	38,474
Veolia Environnement	1,243	64,246
Vinci SA	890	91,695
Vivendi Universal SA	5,068	177,613
Zodiac SA	281	15,803

		4,854,403

GERMANY — 6.6%
Adidas AG	941	45,315
Allianz AG	1,816	286,744
Altana AG	341	19,043
BASF AG	2,321	186,255
Bayer AG	3,243	149,244
Bilfinger Berger AG	269	14,633
Celesio AG	272	24,739
Commerzbank AG	3,035	110,208
Continental AG	625	63,969
DaimlerChrysler AG	4,221	208,180
Deutsche Bank AG	2,342	263,487
Deutsche Boerse AG	498	67,952
Deutsche Lufthansa AG	1,106	20,413
Deutsche Post AG	3,079	82,741
Deutsche Postbank AG	298	21,425
Deutsche Telekom AG	11,198	180,038
E.ON AG	2,832	326,004
Fresenius Medical Care AG	266	30,416
Heidelberger Druckmaschien AG	354	16,255
Hochtief AG	192	10,702
Hypo Real Estate Holding AG	674	40,863
Infineon Technologies AG (a)	3,583	39,871
IVG Immobilien AG	508	15,594
Karstadt Quelle AG (a)	370	9,744
Linde AG	440	33,925
MAN AG	593	42,990
Merck KGaA	259	23,587
Metro AG	715	40,577
Muenchener Rueckversicherungs AG	867	118,523
Puma AG Rudolf Dassler Sport	56	21,793
Rheinmetall AG	225	15,661
RWE AG	2,153	179,272
Salzgitter AG	189	15,943
SAP AG	1,004	211,759
Siemens AG	3,855	335,537
Solarworld AG	40	2,515
ThyssenKrupp AG	1,735	59,251
TUI AG	989	19,620
Volkswagen AG	1,097	76,891
Wincor Nixdorf AG	75	9,521

		3,441,200

GREECE — 0.6%
Alpha Bank AE	2,008	50,026
Coca-Cola Hellenic Bottling Co. SA	644	19,192
EFG Eurobank Ergasias SA	1,203	33,365
Emporiki Bank of Greece SA (a)	491	17,020
Hellenic Telecommunications Organization SA (a)	1,394	30,703
National Bank of Greece SA	1,509	59,601
OPAP SA	1,207	43,690
Piraeus Bank SA	1,366	32,504

		286,101

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

EAFE INTERNATIONAL INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
HONG KONG — 1.5%
Bank of East Asia Ltd.	8,751	$36,001
BOC Hong Kong Holdings Ltd.	17,858	34,951
Cheung Kong (Holdings) Ltd.	6,858	74,308
CLP Holdings Ltd.	8,513	49,820
Esprit Holdings Ltd.	4,401	35,927
Foxconn International Holdings Ltd. (a)	10,570	22,593
Hang Lung Properties Ltd.	11,233	20,105
Hang Seng Bank Ltd.	3,535	44,834
Henderson Land Development Co. Ltd.	4,964	25,791
Hong Kong & China Gas Co. Ltd.	15,632	34,318
Hong Kong Exchanges and Clearing Ltd.	5,140	33,059
HongKong Electric Holdings Ltd.	6,544	29,618
Hutchison Telecomunications International Limited (a)	6,094	9,808
Hutchison Whampoa Ltd.	9,224	84,208
Kingboard Chemical Holdings Ltd.	3,850	10,856
Li & Fung Ltd.	9,743	19,695
Link REIT (a)	10,068	20,159
Melco International Development Limited	3,801	9,544
New World Development Co. Ltd.	13,439	22,149
PCCW Ltd.	24,147	17,256
Shangri-La Asia Ltd.	7,576	14,584
Sun Hung Kai Properties Ltd.	6,296	64,206
Swire Pacific Ltd. — Class A	4,662	48,113
Techtronic Industries Co.	7,307	9,879
Wharf Holdings Ltd.	8,393	29,827

		801,609

IRELAND (REPUBLIC OF) — 0.8%
Allied Irish Banks Plc	4,002	96,028
Bank of Ireland	4,517	80,596
C&C Group Plc	1,717	14,912
CRH Plc	2,533	82,356
DCC Plc	635	15,269
Depfa Bank Plc	1,793	29,813
Elan Corp. Plc (a)	2,168	36,049
Grafton Group Plc (a)	1,534	19,326
Irish Life & Permanent Plc	1,274	30,309
Kingspan Group	899	15,696
Ryanair Holdings Plc (a)	1,068	9,699

		430,053

ITALY — 3.7%
Alleanza Assicurazioni SpA	2,623	29,725
Assicurazioni Generali SpA	4,257	155,071
Autostrade SpA	1,395	39,201
Banca Antonveneta SpA (a)	467	15,829
Banca Intesa SpA	20,380	119,387
Banca Monte dei Paschi di Siena SpA	5,196	31,236
Banca Popolare di Milano Scrl	2,473	31,520
Banche Popolari Unite Scrl	1,693	43,807
Banco Popolare di Verona e Novara Scrl	1,788	47,912
Capitalia SpA	7,481	61,383
Enel SpA	18,321	157,942
ENI SpA	11,460	337,572
Fiat SpA (a)	2,623	34,925
Finmeccanica SpA	1,568	34,816
Fondiaria — Sai SpA	409	16,719
Lottomatica SpA	532	20,182
Luxottica Group SpA	761	20,674
Mediaset SpA	3,446	40,638
Mediobanca SpA	2,482	48,603
Mediolanum SpA	1,448	10,168
Pirelli & Co.	15,799	13,751
Sanpaolo IMI SpA	5,139	90,905
Seat-Pagine Gialle SpA	22,552	10,500
Snam Rete Gas SpA	6,687	29,401
Telecom Italia SpA — RNC	24,049	62,135
Telecom Italia SpA	44,501	123,941
Terna SpA	7,200	19,201
Unicredito Italiano SpA	34,021	266,309

		1,913,453

JAPAN — 24.5%
The 77 Bank, Ltd.	2,095	14,590
Acom Co. Ltd.	344	18,667
Advantest Corp.	406	41,366
Aeon Co. Ltd.	2,794	61,280
Aeon Credit Service Co. Ltd.	381	9,255
Aiful Corp.	374	19,968
Aisin Seiki Co. Ltd.	979	29,086
Ajinomoto Co. Inc.	3,440	38,085
Alps Electric Co.	1,224	15,295
Amada Co. Ltd.	2,080	21,811
Asahi Breweries Ltd.	2,057	28,885
Asahi Glass Co. Ltd.	4,706	59,668
Asahi Kasei Corp.	5,614	36,645
Asics Corp.	1,010	10,291
Astellas Pharma, Inc.	2,415	88,632
The Bank of Fukuoka Ltd.	2,874	21,849
The Bank of Kyoto Ltd.	1,524	16,447
The Bank of Yokohama Ltd.	5,846	45,209
Benesse Corp.	427	14,738
Bridgestone Corp.	2,949	56,821
Canon, Inc.	4,805	235,523
Casio Computer Co. Ltd.	1,184	22,606
Central Japan Railway Co.	9	89,654
The Chiba Bank Ltd.	3,399	31,780
Chiyoda Corp.	817	16,706
Chubu Electric Power Co. Inc.	2,839	76,656
Chugai Pharmaceutical Co. Ltd.	1,348	27,504
Citizen Watch Co. Ltd.	2,080	18,848
Credit Saison Co. Ltd.	803	38,031
CSK Holdings Corp.	330	15,052
Dai Nippon Printing Co. Ltd.	3,086	47,730
Daido Steel Co.	1,938	15,207
Daiichi Sankyo Co. Ltd.	3,285	90,421
Daikin Industries Ltd.	1,107	38,403
Daimaru, Inc.	1,069	14,161
Dainippon Ink and Chemicals, Inc.	4,037	15,133
Dainippon Screen Manufacturing Co. Ltd.	1,082	9,909
Daito Trust Construction Co. Ltd.	371	20,553
Daiwa House Industry Co. Ltd.	2,264	36,203
Daiwa Securities Group, Inc.	5,773	68,808
Denki Kagaku Kogyo Kabushiki Kaisha	3,522	14,649
Denso Corp.	2,432	79,480
Dentsu, Inc.	8	22,090
Dowa Mining Co.	1,805	15,962
E*Trade Securities Co. Ltd.	12	16,043
East Japan Railway Co.	14	103,985
EDION Corp.	494	9,799
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

SCHEDULE OF INVESTMENTS	EAFE INTERNATIONAL INDEX PORTFOLIO

	SHARES	VALUE
JAPAN — 24.5% (Continued)
Eisai Co. Ltd.	1,249	$56,207
Electric Power Development Co. Ltd.	711	27,088
Elpida Memory, Inc. (a)	369	13,865
FamilyMart Co. Ltd.	359	10,352
Fanuc Ltd.	833	74,827
Fast Retailing Co. Ltd.	234	19,118
Fuji Electric Holdings Co. Ltd.	3,043	15,928
Fuji Photo Film Co. Ltd.	2,231	74,861
Fujikura Ltd.	1,847	20,384
Fujitsu Ltd.	9,339	72,385
The Furukawa Electric Co.	3,465	22,406
The Gunma Bank Ltd.	2,044	15,182
Haseko Corporation (a)	2,881	9,793
Hirose Electric Co. Ltd.	159	19,312
Hitachi Chemical Co. Ltd.	607	15,912
Hitachi Construction Machinery Co. Ltd.	451	10,857
Hitachi Ltd.	15,179	100,274
Hokkaido Electric Power Co. Inc.	1,536	36,440
Hokuhoku Financial Group, Inc.	4,894	20,442
Honda Motor Co. Ltd.	7,114	225,654
Hoya Corp.	2,090	74,330
Ibiden Co. Ltd.	676	32,489
Inpex Holdings, Inc. (a)	5	44,128
Isetan Co. Ltd.	1,108	18,880
Ishikawajima-Harima Heavy Industries Co. Ltd.	6,628	20,966
Itochu Corp.	6,781	59,550
JAFCO Co. Ltd.	174	10,430
Japan Steel Works Ltd.	1,623	11,119
Japan Tobacco, Inc.	23	83,808
JFE Holdings, Inc.	2,586	109,595
JGC Corp.	974	16,758
The Joyo Bank Ltd.	3,509	21,280
JSR Corp.	1,022	25,809
Kajima Corp.	4,188	19,213
Kamigumi Co. Ltd.	2,517	19,113
Kaneka Corp.	1,524	13,850
The Kansai Electric Power Co. Inc.	3,560	79,636
Kao Corp.	2,412	63,124
Kawasaki Heavy Industries Ltd.	6,342	21,336
Kawasaki Kisen Kaisha Ltd.	3,334	19,286
KDDI Corp.	9	55,287
Keihin Electric Express Railway Co. Ltd.	2,711	19,188
Keio Corp.	3,087	19,988
Keyence Corp.	182	46,342
Kintetsu Corp.	9,247	30,866
Kirin Brewery Co. Ltd.	3,845	60,444
Kobe Steel Ltd.	13,335	41,716
Komatsu Ltd.	4,285	85,183
Konami Corp.	452	9,973
Konica Minolta Holdings, Inc. (a)	2,594	32,754
Koyo Seiko Co.	1,101	21,262
Kubota Corp.	5,485	52,003
Kuraray Co. Ltd.	2,205	24,663
Kurita Water Industries Ltd.	784	16,099
Kyocera Corp.	759	58,762
Kyushu Electric Power Co. Inc.	1,762	40,955
Lawson, Inc.	427	15,559
LEOPALACE21 Corp.	600	20,710
Makita Corp.	683	21,605
Marubeni Corp.	6,922	36,896
Marui Co. Ltd.	1,452	22,610
Matsushita Electric Industrial Co. Ltd.	9,076	191,529
Matsushita Electric Works Ltd.	1,806	20,058
Mediceo Paltac Holdings Co. Ltd.	840	15,010
Millea Holdings, Inc.	5	93,062
Minebea Co.	2,782	15,145
Mitsubishi Chemical Holdings (a)	5,510	34,425
Mitsubishi Electric Corp.	8,909	71,387
Mitsubishi Estate Co. Ltd.	5,109	108,484
Mitsubishi Gas Chemical Co. Ltd.	1,784	20,453
Mitsubishi Heavy Industries Ltd.	15,425	66,585
Mitsubishi Materials Corp.	4,851	20,686
Mitsubishi Rayon Co. Ltd.	3,200	26,061
Mitsubishi Securities Co. Ltd.	1,106	14,265
Mitsubishi Tokyo Financial Group, Inc.	39	545,264
Mitsubishi Corp.	6,145	122,696
Mitsui & Co. Ltd.	6,838	96,559
Mitsui Chemicals, Inc.	3,738	24,400
Mitsui Engineering & Shipbuilding Co.	3,583	10,958
Mitsui Fudosan Co. Ltd.	3,662	79,518
Mitsui Mining & Smelting Co. Ltd.	3,385	19,966
Mitsui OSK Lines Ltd.	5,157	35,059
Mitsui Sumitomo Insurance Co. Ltd.	5,345	67,116
Mitsui Trust Holdings, Inc.	2,743	32,957
Mitsukoshi Ltd.	3,077	14,062
Mizuho Financial Group, Inc.	45	381,029
Murata Manufacturing Co. Ltd.	955	62,003
Namco Bandai Holdings, Inc.	1,043	15,842
NEC Corp.	10,015	53,383
NET One Systems Co. Ltd.	6	11,167
NGK Insulators Ltd.	1,791	20,940
NGK Spark Plug Co. Ltd.	807	16,219
Nidec Corp.	553	39,624
Nikko Cordial Corp.	3,990	51,043
Nikon Corp.	1,655	28,895
Nintendo Co. Ltd.	441	73,988
Nippon Electric Glass Co. Ltd.	1,292	25,910
Nippon Express Co. Ltd.	4,857	26,229
Nippon Meat Packers, Inc.	1,276	14,785
Nippon Mining Holdings, Inc.	4,162	35,023
Nippon Oil Corp.	6,466	47,235
Nippon Paper Group, Inc.	5	20,447
Nippon Sheet Glass Co. Ltd.	1,777	9,876
Nippon Steel Corp.	28,222	106,782
Nippon Telegraph & Telephone Corp.	23	112,749
Nippon Yusen Kabushiki Kaisha	5,379	34,970
The Nishi-Nippon City Bank Ltd.	2,164	10,362
Nissan Chemical Industries, Ltd.	794	9,894
Nissan Motor Co. Ltd.	10,518	114,886
Nisshin Steel Co.	4,840	15,564
Nissin Food Products Co. Ltd.	717	25,312
Nitori Co. Ltd.	207	10,075
Nitto Denko Corp.	783	55,762
NOK Corp.	703	20,395
Nomura Holdings, Inc.	8,164	153,022
Nomura Research Institute Ltd.	138	17,075
NSK Ltd.	2,543	21,088
NTN Corp.	1,872	14,804
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

EAFE INTERNATIONAL INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
JAPAN — 24.5% (Continued)
NTT Data Corp.	5	$21,627
NTT DoCoMo, Inc.	89	130,654
Obayashi Corp.	2,783	19,139
Odakyu Electric Railway Co. Ltd.	4,186	26,995
OJI Paper Co. Ltd.	3,805	21,645
Olympus Corp.	1,132	30,268
Omron Corp.	1,178	30,006
Onward Kashiyama Co. Ltd.	998	15,357
Oriental Land Co. Ltd.	348	19,583
ORIX Corp.	411	100,380
Osaka Gas Co. Ltd.	10,495	33,748
Otsuka Corp.	90	10,145
Pioneer Corp.	975	15,727
Promise Co. Ltd.	406	23,521
Rakuten, Inc.	34	20,203
Resona Holdings, Inc.	21	66,244
Ricoh Co. Ltd.	3,108	60,970
Rohm Co. Ltd.	505	45,143
Ryohin Keikaku Co. Ltd.	121	9,918
SANKYO CO. Ltd.	314	19,947
Santen Pharmaceutical Co. Ltd.	652	15,497
Sanyo Electric Co. Ltd. (a)	9,158	19,766
SBI Holdings, Inc.	37	16,327
Secom Co. Ltd.	1,031	48,739
Sega Sammy Holdings, Inc.	786	29,121
Seiko Epson Corp.	746	20,338
Sekisui Chemical Co. Ltd.	2,425	20,936
Sekisui House Ltd.	2,518	34,566
Seven & I Holdings Co. Ltd.	3,930	129,466
Sharp Corp.	5,062	79,973
Shimamura Co.	127	13,916
Shimano, Inc.	525	16,056
Shimizu Corp.	2,547	14,266
Shin-Etsu Chemical Co. Ltd.	1,826	99,246
Shinko Electric Industries Co. Ltd.	405	11,749
Shinko Securities Co. Ltd.	3,441	14,553
Shinsei Bank Ltd.	6,071	38,461
Shionogi & Co. Ltd.	1,417	25,259
Shiseido Co. Ltd.	1,689	33,134
The Shizuoka Bank Ltd.	2,909	31,418
Showa Denko K.K.	5,039	22,412
Showa Shell Sekiyu KK	1,290	15,139
Skylark Co. Ltd.	445	9,702
SMC Corp.	256	36,217
Softbank Corp.	3,876	86,875
Sojitz Corporation (a)	2,452	9,685
Sompo Japan Insurance, Inc.	3,875	54,177
Sony Corp.	4,636	204,577
Stanley Electric Co. Ltd.	752	15,508
Sumco Corp.	270	15,383
Sumitomo Chemical Co. Ltd.	6,944	57,887
Sumitomo Electric Industries Ltd.	3,102	45,430
Sumitomo Heavy Industries Ltd.	2,832	26,182
Sumitomo Metal Industries Ltd.	19,317	79,672
Sumitomo Metal Mining Co. Ltd.	2,869	37,404
Sumitomo Mitsui Financial Group, Inc.	27	285,477
Sumitomo Realty & Development Co. Ltd.	1,698	41,842
Sumitomo Rubber	1,328	14,610
The Sumitomo Trust & Banking Co. Ltd.	5,881	64,237
Sumitomo Corp.	4,739	62,488
Suruga Bank Ltd.	1,132	15,253
Suzuken Co. Ltd.	392	15,551
T&D Holdings, Inc.	1,046	84,546
Taiheiyo Cement Corp.	5,280	19,470
Taisei Corp.	5,436	19,855
Taisho Pharmaceutical Co. Ltd.	1,051	20,618
Takashimaya Co. Ltd.	1,505	18,885
Takeda Pharmaceutical Co. Ltd.	3,981	247,682
Takefuji Corp.	550	32,777
Tanabe Seiyaku Co.	1,244	15,305
TDK Corp.	633	48,122
Teijin Ltd.	4,696	29,791
Terumo Corp.	895	29,875
THK Co. Ltd.	705	21,007
Tobu Railway Co. Ltd.	5,517	26,322
TOHO Co. Ltd.	1,157	23,102
Toho Titanium Co. Ltd.	189	10,206
Tohoku Electric Power Co. Inc.	2,048	44,919
Tokuyama Corporation	1,071	15,910
The Tokyo Electric Power Co. Inc.	5,050	139,444
Tokyo Electron Ltd.	812	56,763
Tokyo Gas Co. Ltd.	10,734	50,556
Tokyo Seimitsu Co. Ltd.	201	10,433
Tokyo Steel Manufacturing Co. Ltd.	480	10,507
Tokyo Tatemono Co.	1,519	16,273
Tokyu Land Corp.	2,028	15,789
Tokyu Corp.	5,622	32,816
TonenGeneral Sekiyu KK	1,974	20,285
Toppan Printing Co. Ltd.	2,848	32,203
Toray Industries, Inc.	6,151	53,372
Toshiba Corp.	13,633	88,989
Tosoh Corp.	2,420	9,643
Tostem Inax Holding Corp.	1,478	31,061
Toto Ltd.	1,521	14,540
Toyo Seikan Kaisha Ltd.	819	14,850
Toyobo Co.	5,517	15,620
Toyoda Gosei Co. Ltd.	463	9,285
Toyota Industries Corp.	896	35,389
Toyota Motor Corp.	13,118	686,620
Toyota Tsusho Corp.	912	21,876
Trend Micro, Inc.	446	15,043
Ube Industries Ltd.	5,157	14,916
Uni-Charm Corp.	277	15,297
UNY Co. Ltd.	1,001	14,756
Ushio, Inc.	720	15,194
USS Co. Ltd.	218	14,401
West Japan Railway Co.	10	41,506
Yahoo Japan Corp.	72	38,127
Yakult Honsha Co.	661	17,963
Yamada Denki Co. Ltd.	393	40,076
Yamaha Motor Co. Ltd.	970	25,343
Yamaha Corp.	1,012	19,013
Yamato Holdings Co. Ltd.	1,787	31,699
Yaskawa Electric Corp.	983	11,424
Yokogawa Electric Corp.	1,073	15,292
Zeon Corporation	814	9,688

		12,664,578

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

SCHEDULE OF INVESTMENTS	EAFE INTERNATIONAL INDEX PORTFOLIO

	SHARES	VALUE
LUXEMBOURG — 0.0%
Acergy SA (a)	1,065	$16,210

NETHERLANDS — 4.7%
ABN AMRO Holding NV	7,875	215,451
Aegon NV	6,737	115,209
Akzo Nobel NV	1,215	65,519
ASML Holding NV (a)	2,223	45,038
Buhrmann NV	686	9,950
Euronext NV	381	35,720
European Aeronautic Defense and Space Co.	1,444	41,482
Fugro NV	386	16,648
Hagemeyer NV (a)	2,178	10,057
Heineken NV	1,100	46,641
ING Groep NV	8,366	328,827
James Hardie Industries NV	2,427	13,887
Koninklijke Ahold NV (a)	6,737	58,509
Koninklijke DSM NV	726	30,235
Koninklijke Philips Electronics NV	5,903	184,452
Qiagen NV (a)	727	9,857
Randstad Holding NV	262	15,362
Reed Elsevier NV	3,651	54,917
Rodamco Europe NV	312	30,588
Royal Dutch Shell Plc — Class A	17,436	586,821
Royal KPN NV	8,121	91,303
Royal Numico NV	795	35,681
SBM Offshore NV	778	20,738
STMicroelectronics NV	3,130	50,403
TNT NV	1,918	68,641
Unilever NV	7,879	178,677
Vedior NV	945	19,847
Wereldhave NV	265	25,777
Wolters Kluwer NV	1,277	30,168

		2,436,405

NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare Corporation Ltd.	5,081	13,343
Sky City Entertainment Group Ltd.	1	3
Telecom Corporation of New Zealand Ltd.	12,070	29,711

		43,057

NORWAY — 0.8%
Aker Kvaerner ASA	167	15,667
Det Norske Oljeselskap ASA (a)	4,428	8,892
DNB NOR ASA	3,067	38,061
Frontline Ltd.	307	11,466
Norsk Hydro ASA	3,406	90,281
Norske Skogindustrier ASA	999	14,644
Orkla ASA	956	44,307
Pertojarl ASA (a)	247	1,627
Petroleum Geo-Services ASA (a)	247	13,927
SeaDrill Ltd. (a)	1,180	15,544
Ship Finance International Ltd.	17	287
Statoil ASA	2,882	81,716
Storebrand ASA	1,453	14,997
Tandberg Television ASA (a)	541	8,973
Telenor ASA	3,147	38,043
TGS Nopec Geophysical Co. ASA (a)	576	10,179
Tomra Systems ASA	1,082	8,778
Yara International ASA	1,091	14,547

		431,936

PORTUGAL — 0.2%
Banco Comercial Portugues SA	11,928	33,869
Electricidade de Portugal SA	9,128	35,843
Portugal Telecom SGPS SA	3,998	48,273
Sonae SGPS, SA	6,337	9,483

		127,468

SINGAPORE — 0.7%
Capitaland Ltd.	7,360	20,924
City Developments Ltd.	3,434	20,285
DBS Group Holdings Ltd.	5,423	62,012
Keppel Corp. Ltd.	2,905	26,979
Oversea-Chinese Banking Corp. Ltd.	13,282	55,382
Singapore Airlines Ltd.	3,739	30,000
Singapore Press Holdings Ltd.	13,523	35,199
Singapore Telecommunications Ltd.	31,932	51,242
United Overseas Bank Ltd.	6,224	61,342
United Overseas Land Ltd.	1	1
Venture Corp. Ltd.	2,229	14,927

		378,293

SPAIN — 3.8%
Abertis Infraestructuras SA	1,267	29,672
Acciona SA	167	25,942
Acerinox SA	1,186	20,570
ACS, Actividades de Construccion y Servicios, SA	1,154	48,133
Altadis SA	1,246	58,903
Antena 3 de Television SA	633	14,460
Banco Bilbao Vizcaya Argentaria SA	15,246	313,567
Banco Popular Espanol SA	4,097	61,049
Banco Santander Central Hispano SA	26,502	387,108
Cintra Concesiones de Infraestructuras de Transporte SA	1,167	15,255
Corporacion Mapfre SA	798	14,728
Ebro Puleva SA	1,030	21,145
Endesa SA	4,099	142,553
Fomento de Construcciones y Contratas SA	275	20,911
Gamesa Corporacion Tecnologica SA	1,001	21,458
Gas Natural SDG SA	1,004	30,653
Grupo Ferrovial SA	351	26,802
Iberdrola SA	3,485	120,040
Inditex SA	1,035	43,660
Indra Sistemas SA	1,038	20,380
Inmobiliaria Colonial, SA	249	19,778
Metrovacesa SA	204	18,421
Repsol YPF SA	4,150	118,847
Sacyr Vallehermoso SA	500	16,711
Telefonica SA	18,580	309,417
Union Fenosa SA	636	24,616

		1,944,779

SWEDEN — 2.4%
Alfa Laval AB	550	16,469
Assa Abloy AB	1,769	29,742
Atlas Copco AB — A Shares	2,555	71,004
Boliden AB	1,486	27,359
Capio AB (a)	587	10,522
Electrolux AB	2,553	36,893
Eniro AB	931	9,799
Getinge AB	1,189	20,239
Hennes & Mauritz AB	2,164	83,893
Husqvarna AB — B Shares (a)	1,328	16,008
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

EAFE INTERNATIONAL INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
SWEDEN — 2.4% (Continued)
Lundin Petroleum AB (a)	873	$10,584
Modern Times Group MTG AB — Red Shares(a)	298	1,020
Modern Times Group MTG AB — Class B (a)	298	15,673
Nordea Bank AB	9,802	117,132
OMX AB	566	10,145
Sandvik AB	4,833	56,243
Scania AB	570	25,899
Securitas AB — Class B	1,543	29,588
Skandinaviska Enskilda Banken AB	2,344	55,858
Skanska AB	2,002	30,878
SKF AB — B Shares	2,392	37,724
SSAB Svenskt Stal AB — Class A	1,119	22,312
Svenska Cellulosa AB — B Shares	846	34,972
Svenska Handelsbanken AB	2,452	63,202
Swedish Match AB	1,579	25,451
Tele2 AB — B Shares	1,899	19,197
Telefonaktiebolaget LM Ericsson — Class B	67,528	223,318
TeliaSonera AB	7,878	44,772
Volvo AB — B Shares	1,463	71,963

		1,217,859

SWITZERLAND — 6.6%
ABB Ltd.	9,406	122,331
Adecco SA	662	39,150
Ciba Specialty Chemicals AG	437	24,360
Clariant AG	1,040	14,759
Compagnie Financiere Richemont AG	2,423	110,988
Credit Suisse Group	5,252	293,842
Geberit AG	23	26,602
Givaudan SA	37	29,130
Holcim Ltd.	935	71,661
Kuehne & Nagel International AG	281	20,433
Logitech International SA (a)	379	14,632
Nestle SA	1,710	537,107
Nobel Biocare Holding AG	101	23,979
Novartis AG	10,150	549,613
Phonak Holding AG	245	15,321
PSP Swiss Property AG (a)	477	24,659
Roche Holding AG	2,887	477,251
Schindler Holding AG	298	15,466
Serono SA	22	15,197
SGS SA	21	19,925
Straumann Holding AG	38	9,690
Sulzer AG	21	15,734
Swatch Group AG	214	36,147
Swiss Re	1,514	105,821
Swisscom AG	89	29,301
Syngenta AG	499	66,326
Synthes, Inc.	243	29,318
UBS AG	4,605	504,740
Unaxis Holding AG (a)	38	10,568
Zurich Financial Services AG	635	139,201

		3,393,252

UNITED KINGDOM — 21.9%
3i Group Plc	2,453	40,896
Aegis Group Plc	3,897	9,386
Alliance Unichem Plc	1,362	25,740
AMEC Plc	1,516	8,922
Amvescap Plc	3,306	30,277
Anglo American Plc	6,794	278,660
ARM Holdings Plc	7,307	15,303
Associated British Ports Holdings Plc	1,697	28,337
AstraZeneca Plc	6,511	392,993
Aviva Plc	10,458	148,041
BAE Systems Plc	14,727	100,695
Balfour Beatty Plc	2,521	16,014
Barclays Plc	27,147	308,483
Barratt Developments Plc	1,211	21,230
BBA Group Plc	3,271	15,984
Bellway Plc	740	15,874
BG Group Plc	15,873	212,072
BHP Billiton Plc	11,710	227,154
BOC Group Plc	2,180	63,735
Boots Group Plc	2,501	35,588
BP Plc	91,987	1,072,504
Brambles Industries Plc	3,679	29,254
British Airways Plc (a)	2,311	14,648
British American Tobacco Plc	6,856	172,677
British Land Co.	2,372	55,399
British Sky Broadcasting Group Plc	4,599	48,774
BT Group Plc	35,784	158,317
Bunzl Plc	1,763	20,133
Burberry Group Plc	2,476	19,688
Cadbury Schweppes Plc	9,312	89,802
Capita Group Plc	2,966	25,312
Carnival Plc	763	31,083
Carphone Warehouse	1,560	9,159
Centrica Plc	15,086	79,579
Charter Plc (a)	698	10,410
Close Brothers Group Plc	867	14,606
Cobham Plc	6,618	20,438
Collins Stewart Tullett	1,138	15,972
Compass Group Plc	10,096	48,961
Cookson Group Plc	1,108	10,762
Corus Group Plc	4,263	35,990
Csr Plc (a)	610	14,213
Daily Mail & General Trust	1,694	19,234
Diageo Plc	11,905	200,226
DSG International Plc	8,242	29,111
Electrocomponents Plc	3,215	13,778
EMAP Plc	1,218	19,179
EMI Group Plc	3,782	21,243
Enterprise Inns Plc	1,709	29,960
First Choice Holidays Plc	2,383	10,080
FirstGroup Plc	1,960	16,999
Friends Provident Plc	7,581	25,059
Gallaher Group Plc	3,266	51,034
GKN Plc	3,926	19,820
GlaxoSmithKline Plc	24,894	695,579
Group 4 Securicor Plc	6,301	19,546
GUS Plc	4,034	72,061
Hammerson Plc	1,426	31,222
Hanson Plc	3,296	40,014
Hays Plc	6,618	16,521
HBOS Plc	15,539	270,109
HSBC Holdings Plc	47,881	842,480
ICAP Plc	2,204	20,297
IMI Plc	2,192	20,237
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

SCHEDULE OF INVESTMENTS	EAFE INTERNATIONAL INDEX PORTFOLIO

	SHARES	VALUE
UNITED KINGDOM — 21.9% (Continued)
Imperial Chemical Industries Plc	5,322	$35,725
Imperial Tobacco Group Plc	3,038	93,763
Inchcape	2,441	21,328
Intercontinental Hotels Group Plc	1,694	29,620
International Power Plc	6,727	35,391
Invensys Plc (a)	23,915	8,513
Investec Plc	403	19,227
ITV Plc	17,664	35,278
J Sainsbury Plc	6,639	41,066
Johnson Matthey Plc	1,006	24,686
Kelda Group Plc	2,089	29,571
Kesa Electricals Plc	3,510	18,758
Kingfisher Plc	11,837	52,207
Ladbrokes Plc	3,391	25,550
Land Securities Group Plc	2,139	70,961
Legal & General Group Plc	27,747	65,805
Liberty International Plc	1,555	30,624
Lloyds TSB Group Plc	23,116	227,197
LogicaCMG Plc	4,790	15,457
London Stock Exchange Group	727	15,292
Man Group Plc	1,236	58,238
Marks & Spencer Group Plc	7,175	77,884
Meggitt Plc	2,784	16,436
Michael Page International Plc	1,457	9,444
Misys Plc	2,375	9,443
National Express Group Plc	678	11,133
National Grid Plc	11,505	124,461
Next Plc	1,111	33,529
Old Mutual Plc	24,624	74,336
Pearson Plc	3,669	49,970
Persimmon Plc	1,421	32,426
Provident Financial Plc	1,363	15,501
Prudential Plc	10,681	120,681
Punch Taverns Plc	1,248	20,193
Rank Group Plc	3,859	14,237
Reckitt Benckiser Plc	2,695	100,669
Reed Elsevier Plc	5,481	55,340
Rentokil Initial Plc	9,198	26,534
Reuters Group Plc	6,609	47,053
Rexam Plc	2,693	26,294
Rio Tinto Plc	5,150	272,276
Rolls-Royce Group Plc (a)	8,173	62,573
Royal & Sun Alliance Insurance Group	12,428	30,911
Royal Bank of Scotland Group Plc	13,109	431,011
Royal Dutch Shell Plc — Class B	12,206	426,823
SABMiller Plc	4,141	74,623
Sage Group Plc	5,872	25,056
Scottish & Newcastle Plc	3,643	34,340
Scottish & Southern Energy Plc	3,695	78,646
Scottish Power Plc	6,468	69,734
Serco Group	2,583	15,285
Severn Trent Plc	1,549	33,514
Signet Group Plc	8,221	14,594
Slough Estates Plc	2,731	30,882
Smith & Nephew Plc	4,243	32,680
Smiths Group Plc	2,771	45,656
Sportingbet Plc	2,020	14,699
Stagecoach Group Plc	5,424	11,560
Tate & Lyle Plc	2,336	26,156
Taylor Woodrow Plc	3,359	20,746
Tesco Plc	32,293	199,454
Tomkins Plc	3,905	20,779
Travis Perkins Plc	745	20,844
Trinity Mirror Plc	2,113	19,068
Unilever Plc (a)	5,694	127,936
United Business Media Plc	1,243	14,887
United Utilities Plc	3,987	47,291
Vodafone Group Plc	255,425	544,367
Whitbread Plc	1,055	22,750
William Hill Plc	2,203	25,523
Wimpey George Plc	2,526	21,242
Wolseley Plc	2,784	61,418
WPP Group Plc	5,335	64,570
Xstrata Plc	2,085	79,040
Yell Group Plc	3,611	34,155

		11,351,764

Total Common Stocks (Cost $35,625,680)		50,314,150

UNIT INVESTMENT TRUSTS — 1.1%
iShares MSCI EAFE Index Fund (a)	9,183	600,477

Total Unit Investment Trusts (Cost $573,275)		600,477

PREFERRED STOCKS — 0.2%
GERMANY — 0.2%
Henkel KGaA	308	35,215
Porsche AG	41	39,733
ProSiebenSat.1 Media AG	407	10,162

Total Preferred Stocks (Cost $63,625)		85,110

RIGHTS — 0.0%
Invensys Plc	9,566	716
Linde AG	440	1,700
National Bank Of Greece	1,509	4,767

Total Rights (Cost $4,421)		7,183

SHORT TERM INVESTMENTS — 2.2%
MONEY MARKET FUNDS— 2.2%
Northern Institutional Diversified Assets Portfolio	1,131,457	1,131,457

Total Short Term Investments (Cost $1,131,457)		1,131,457

TOTAL INVESTMENTS (Cost $37,398,458) (b) — 100.7%		52,138,377
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(386,072)

TOTAL NET ASSETS — 100.0%		$51,752,305

(a)	Non income producing security.

(b)	For federal income tax purposes, cost is $37,847,450 and gross unrealized appreciation and depreciation of securities as of June 30, 2006 was $14,507,926 and ($216,999), respectively, with a net appreciation / (depreciation) of $14,290,927.
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO	FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

ASSETS
Investments in securities, at value	$52,138,377
Cash	33,739
Receivables:
Shares sold	9,595
Securities sold	100,748
Interest and dividends	148,507
Receivable from Adviser	67,213
Prepaid expenses and other	14,175

52,512,354

LIABILITIES
Payables:
Investment securities purchased	565,890
Shares redeemed	19,535
Administration expenses	23,715
Directors’ fees	208
Custodian fees	92,630
Fund accounting fees	24,655
Professional fees	10,419
Other accrued expenses	22,997

760,049

NET ASSETS*
Paid-in capital	36,485,845
Accumulated net investments income / (loss)	563,114
Accumulated net realized gain / (loss) on investments and futures contracts	(36,460)
Net unrealized appreciation / (depreciation) on investments and futures contracts and foreign currency translations	14,739,806

$51,752,305

Investments at cost	$37,398,458
Shares authorized ($.10 par value)	20,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS

		Shares
Share Class	Net Assets	Outstanding
Class I	$51,752,305	597,896	$86.56

*FEDERAL TAX DATA AS OF DECEMBER 31, 2005
Undistributed ordinary income	$1,807,973
Undistributed long-term gains	$160,530
Unrealized appreciation	$10,850,166
STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$8,410
Dividends	958,797
Foreign dividend taxes withheld	(96,036)

871,171

EXPENSES
Advisory fees	136,241
Administration expenses	24,329
Custodian fees and expenses	111,930
Fund accounting fees and expenses	64,105
Professional fees	10,070
Directors’ fees	3,303
Transfer agent fees	6,798
Royalty fee	9,412
Other expenses	5,521

371,709

Reimbursements and waivers	(140,586)

231,123

NET INVESTMENT INCOME / (LOSS)	640,048

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments and options	409,595
Net realized gain / (loss) on futures contracts	2,962

412,557

Net change in unrealized appreciation / (depreciation) on investments and futures contracts	3,442,682

NET REALIZED AND UNREALIZED GAIN / (LOSS)	3,855,239

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,495,287

TRANSACTIONS WITH AFFILIATES:

Percent of Current
Net Asset Value
Advisory	Administration	Expense
Fee	Fee	Limit(1)	Waiver	Reimbursement

0.56%	0.10%	0.69%	$136,241	$4,345

(1)	The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

(2)	The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses of the portfolio to the extent necessary, to limit all expenses to 0.95% of the average daily net assets of the portfolio until December 31, 2006.
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series
FINANCIAL STATEMENTS	EAFE INTERNATIONAL INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months
	Ended June 30,	Year Ended
	(Unaudited)	December 31,
	2006	2005

OPERATIONS
Net investment income / (loss)	$640,048	$878,823
Net realized gain / (loss) on investments and futures	412,557	1,252,335
Net change in unrealized appreciation / (depreciation) on investments	3,442,682	4,008,365

	4,495,287	6,139,523

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(898,476)	(503,262)
Net realized gain on investments	(1,089,408)	(572,574)

	(1,987,884)	(1,075,836)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	6,402,129	10,937,411
Reinvestment of distributions	1,987,884	1,075,836
Payments for shares redeemed	(3,228,738)	(23,931,568)

	5,161,275	(11,918,321)

NET INCREASE / (DECREASE) IN NET ASSETS	7,668,678	(6,854,634)
NET ASSETS
Beginning of period	44,083,627	50,938,261

End of period	$51,752,305	$44,083,627

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$563,114	$821,482

FUND SHARE TRANSACTIONS
Sold	74,159	145,658
Reinvestment of distributions	23,882	14,523
Redeemed	(37,866)	(307,624)

Net increase / (decrease) from fund share transactions	60,175	(147,443)

TOTAL COST OF PURCHASES OF:
Preferred and Common Stocks	$10,579,265	$36,761,946

	$10,579,265	$36,761,946

TOTAL PROCEEDS FROM SALES OF:
Preferred and Common Stocks	$8,432,418	$48,427,494

	$8,432,418	$48,427,494

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$1,827,354	$855,328
Long-term capital gains	160,530	220,508

	$1,987,884	$1,075,836

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series
LEHMAN AGGREGATE BOND INDEX PORTFOLIO
Objective — Seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index (the “Index”).
Strategy — The Summit Pinnacle Lehman Aggregate Bond Index Portfolio (the “Portfolio”) will invest at least 80% of the value of its assets in obligations issued or guaranteed by the U.S. Government, publicly–traded debt securities rated BBB or BAA3 or higher by a national rating agency, or cash and cash equivalents. Up to 20% of the Portfolio’s total assets may be invested in financial futures or options contracts. The Portfolio will not purchase bonds rated below investment grade.
Managers’ Comments:
For the period ended June 30, 2006, the Summit Lehman Aggregate Bond Index Portfolio’s total return was (0.70)% (before the impact of any product or contract-level fees). This compares to a (0.72)% total return for the Lehman Aggregate Bond Index. The difference of 0.02% is referred to as “tracking error” and is attributed to a number of factors, including the Portfolio’s operating expenses. These expenses represent the Portfolio’s costs for advisory, administration, accounting, custody and other services. Other factors include the fact that the Portfolio is only a sample of the Index verses a complete replication of the Index, the timing and size of cash flows into and out of the Portfolio and related holdings of cash and cash equivalents; and broker’s commissions or other trading costs, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio’s objectives and strategies call for a correlation of at least 95% between the Portfolio’s pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.
Fund Data

Managers:	Gary R. Rodmaker
Nick J. Kotsonis
Kevin P. Aug
Inception Date:	April 1, 2003
Total Net Assets:	$37.56 Million
No. of Holdings:	95
Average Duration:	4.21 years
Average Maturity:	12.20 years
Average Credit Quality:	AA+/Aa1
Current Yield:	5.27%
Quality Breakdown

(% of net assets)
AAA	76%
AA	3%
A	14%
BBB	7%
Sector Allocations

Summit Mutual Funds, Inc. — Pinnacle Series
FINANCIAL HIGHLIGHTS	LEHMAN AGGREGATE BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	For the Six Months				Period from
	Ended June 30,				April 1, 2003(1)
	(Unaudited)		Year Ended December 31,		to December 31,
	2006		2005	2004	2003

Net asset value, beginning of period	$49.06		$50.13	$49.78	$50.00

Investment Activities:
Net investment income / (loss)	0.93		1.83	1.71 (4)	1.32
Net realized and unrealized gains / (losses)	(1.27)		(1.06)	0.03	(0.49)

Total from Investment Activities	(0.34)		0.77	1.74	0.83

DISTRIBUTIONS:
Net investment income	(1.01)		(1.84)	(1.39)	(1.05)

Total Distributions	(1.01)		(1.84)	(1.39)	(1.05)

Net asset value, end of period	$47.71		$49.06	$50.13	$49.78

Total return	-0.70%		1.57%	3.55%	1.70%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets — net(2)	0.57	%(3)	0.60%	0.60%	0.60	%(3)
Ratio of expenses to average net assets — gross	0.57	%(3)	0.63%	0.71%	1.10	%(3)
Ratio of net investment income / (loss) to average net assets	3.91	%(3)	3.54%	3.26%	2.83	%(3)
Portfolio turnover rate	17.38%		15.93%	43.24%	31.94	%(3)
Net assets, end of period (000’s)	$37,560		$37,657	$32,786	$10,296

(1)	Commencement of operations.

(2)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(3)	Annualized.

(4)	Per share amounts are based on average shares outstanding.
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

LEHMAN AGGREGATE BOND INDEX PORTFOLIO	SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (Unaudited)

	PRINCIPAL	VALUE

U.S. TREASURY OBLIGATIONS — 27.6%
U.S. TREASURY NOTES & BONDS
3.000%, 12/31/2006	$500,000	$494,394
2.250%, 02/15/2007	450,000	441,650
6.250%, 02/15/2007	450,000	452,479
2.750%, 08/15/2007	760,000	739,397
6.125%, 08/15/2007	500,000	504,512
5.500%, 02/15/2008	650,000	653,402
5.625%, 05/15/2008	300,000	302,367
3.125%, 10/15/2008	500,000	478,399
3.375%, 12/15/2008	196,000	188,099
5.500%, 05/15/2009	200,000	202,023
6.000%, 08/15/2009	750,000	768,721
6.500%, 02/15/2010	600,000	626,883
4.000%, 04/15/2010	250,000	240,547
5.750%, 08/15/2010	300,000	307,371
4.250%, 01/15/2011	950,000	917,307
4.875%, 02/15/2012	250,000	247,266
4.375%, 08/15/2012	100,000	96,195
3.875%, 02/15/2013	150,000	139,629
3.625%, 05/15/2013	300,000	274,418
6.250%, 08/15/2023	400,000	441,156
5.500%, 08/15/2028	500,000	513,711
5.250%, 11/15/2028	400,000	398,125
5.250%, 02/15/2029	725,000	721,828
6.125%, 08/15/2029	200,000	222,375

Total U.S. Treasury Obligations (Cost $10,722,165)		10,372,254

SOVEREIGN GOVERNMENT BONDS — 0.8%
Republic of Italy
2.500%, 07/15/2008	200,000	188,979
New Brunswick
6.750%, 08/15/2013	100,000	107,710

Total Sovereign Government Bonds (Cost $309,841)		296,689

MORTGAGE BACKED SECURITIES — 37.0%
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2000-WF2, 7.110%, 10/15/2032	212,912	216,105
Series 2003-TOP12, 4.240%, 08/13/2039	350,000	330,234
Series 2004-PWR5, 4.254%, 07/11/2042	580,000	554,473
Fannie Mae
Pool # 615009, 5.000%, 12/01/2016	1,595,748	1,540,539
Fannie Mae Pool
Pool # 639917, 5.000%, 11/01/2017	222,010	214,306
Pool # 727360, 5.500%, 08/01/2018	503,169	494,639
Pool # 828624, 5.000%, 06/01/2020	763,608	735,659
Pool # 211487, 6.500%, 04/01/2023	90,086	91,694
Pool # 653650, 6.500%, 08/01/2032	500,021	501,497
Pool # 555591, 5.500%, 07/01/2033	812,492	783,811
Pool # 722267, 5.500%, 07/01/2033	956,652	922,883
Pool # 732114, 6.000%, 08/01/2033	204,465	201,871
Pool # 357457, 5.500%, 11/01/2033	914,737	882,447
Pool # 801322, 5.000%, 10/01/2034	1,225,289	1,149,023
Freddie Mac
Pool #G1-1798, 5.000%, 11/01/2020	926,618	892,135
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	$1,427,249	$1,376,951
Pool #E9-9160, 4.500%, 09/01/2018	544,867	515,359
Pool #C7-6658, 5.000%, 02/01/2033	1,140,537	1,070,281
Ginnie Mae Pool
Pool # 003583M, 5.500%, 07/20/2034	1,067,718	1,031,487
J.P. Morgan Chase Commercial Mortgage Backed Security Corp.
Series 2001-C1, 5.464%, 10/12/2035	373,321	370,389

Total Mortgage Backed Securities (Cost $14,575,188)		13,875,783

ASSET BACKED SECURITIES — 0.8%
Residential Asset Securities Corp.
Series 2003-KS4, 4.610%, 06/25/2033	298,000	289,323

Total Asset Backed Securities (Cost $294,518)		289,323

U.S. GOVERNMENT AGENCY ISSUES — 7.9%
Federal Farm Credit Bank
4.250%, 02/01/2012	750,000	706,210
Federal Home Loan Mortgage Corp.
3.500%, 09/15/2007	1,300,000	1,270,753
Freddie Mac
5.500%, 07/15/2006	800,000	799,982
5.750%, 03/15/2009	200,000	201,540

Total U.S. Government Agency Issues (Cost $3,065,165)		2,978,485

CORPORATE BONDS — 22.1%
CONSUMER DISCRETIONARY — 1.7%
Cintas Corp No. 2
5.125%, 06/01/2007	68,000	67,639
Comcast Corp.
5.300%, 01/15/2014	100,000	94,084
EW Scripps Co.
5.750%, 07/15/2012	180,000	176,674
Johnson Controls, Inc.
5.250%, 01/15/2011	200,000	194,899
Thomson Corp.
6.200%, 01/05/2012	100,000	101,069

		634,365

CONSUMER STAPLES — 1.6%
Campbell Soup Co.
5.875%, 10/01/2008	230,000	231,075
Cargill Inc.
5.000%, 11/15/2013 (a)	250,000	237,027
Diageo Capital PLC
3.375%, 03/20/2008	136,000	130,759

		598,861

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

SCHEDULE OF INVESTMENTS	LEHMAN AGGREGATE BOND INDEX PORTFOLIO

	PRINCIPAL	VALUE

ENERGY — 2.8%
Colonial Pipeline Co.
7.750% 11/01/2010 (a)	$375,000	$403,875
6.580% 08/28/2032 (a)	100,000	105,966
Conoco Funding Co.
6.350%, 10/15/2011	80,000	82,306
Devon Financing Corp ULC
6.875%, 09/30/2011	280,000	291,116
Public Service North Carolina, Inc.
6.625%, 02/15/2011	180,000	186,283

		1,069,546

FINANCIALS — 3.8%
American General Finance Corp.
5.375%, 09/01/2009	210,000	207,595
Archstone-Smith Operating Trust
5.250%, 05/01/2015	250,000	235,019
Camden Property Trust
5.875%, 11/30/2012	100,000	98,736
Citigroup Capital II
7.750%, 12/01/2036	100,000	103,876
General Electric Capital Corp.
6.125%, 02/22/2011	250,000	254,699
Key Bank National Association
5.000%, 07/17/2007	185,000	183,174
Progressive Corp.
6.375%, 01/15/2012	165,000	169,245
TIAA Global Markets, Inc.
4.125% 11/15/2007 (a)	180,000	175,950

		1,428,294

HEALTH CARE — 1.6%
Amgen, Inc.
6.500%, 12/01/2007	180,000	181,920
C.R. Bard, Inc.
6.700%, 12/01/2026	250,000	259,277
Eli Lilly & Co.
2.900%, 03/15/2008	100,000	95,705
Pharmacia Corp.
5.875%, 12/01/2008	50,000	50,297

		587,199

INDUSTRIALS — 4.5%
Chevron Phillips Chemical Company LLC
7.000%, 03/15/2011	200,000	207,554
CSX Corp.
4.875%, 11/01/2009	180,000	174,932
Eaton Corp.
5.750%, 07/15/2012	439,000	440,300
Emerson Electric Co.
4.750%, 10/15/2015	200,000	184,541
Honeywell International, Inc.
7.500%, 03/01/2010	108,000	114,439
Masco Corp.
5.875%, 07/15/2012	180,000	176,908
Pitney Bowes, Inc.
4.625%, 10/01/2012	180,000	168,913
United Technologies Corp.
4.375%, 05/01/2010	$250,000	$239,359

		1,706,946

INFORMATION TECHNOLOGY — 1.3%
Cisco Systems, Inc.
5.250%, 02/22/2011	250,000	245,363
Oracle Corp / Ozark Holdings, Inc.
5.250%, 01/15/2016 (a)	250,000	234,127

		479,490

MATERIALS — 3.0%
Alcoa, Inc.
6.500%, 06/01/2011	200,000	205,972
Champion International Corp.
7.200%, 11/01/2026	200,000	205,907
Westvaco Corp.
7.950%, 02/15/2031	500,000	532,066
Weyerhaeuser Co.
7.500%, 03/01/2013	180,000	189,143

		1,133,088

TELECOMMUNICATION SERVICES — 1.2%
GTE Corp.
7.510%, 04/01/2009	180,000	187,058
6.940%, 04/15/2028	80,000	78,156
Sprint Capital Corp.
6.875%, 11/15/2028	180,000	181,333

		446,547

UTILITIES — 0.6%
Exelon Generation Co. LLC
5.350%, 01/15/2014	230,000	219,722

Total Corporate Bonds (Cost $8,798,846)		8,304,058

	SHARES	VALUE

UNIT INVESTMENT TRUSTS — 0.6%
iShares Lehman Aggregate Bond Fund	2,400	$233,856

Total Unit Investment Trusts (Cost $237,014)		233,856

SHORT TERM INVESTMENTS — 2.0%
MONEY MARKET FUNDS — 2.0%
Northern Institutional Diversified Assets Portfolio	750,883	750,883

Total Short Term Investments (Cost $750,883)		750,883

TOTAL INVESTMENTS (Cost $38,753,620) (b) — 98.8%		37,101,331

NORTHERN INSTITUTIONAL LIQUID ASSETS PORTFOLIO (c) — 28.4%		10,675,592

LIABILITIES IN EXCESS OF OTHER ASSETS — (29.6)%		(10,217,146)

TOTAL NET ASSETS — 100.0%		$37,559,777

(a)	Security exempt from registration under Rule 144 (a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	For federal income tax purposes, cost is $38,759,172 and gross unrealized appreciation and depreciation of securities as of June 30, 2006 was $0 and ($1,657,841), respectively, with a net appreciation / (depreciation) of ($1,657,841).

(c)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $12,629,728, $10,675,592, and $2,195,769, respectively.
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

LEHMAN AGGREGATE BOND INDEX PORTFOLIO	FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

ASSETS
Investments in securities, at value	$37,101,331
Collateral for securities loaned, at fair value	10,675,592
Receivables:
Shares sold	77,685
Interest and dividends	425,266
Prepaid expenses and other	686

48,280,560

LIABILITIES
Payables:
Shares redeemed	9,914
Payable upon return of securities loaned	10,675,592
Bank overdraft	29
Advisory fees	12,050
Administration expenses	3,796
Directors’ fees	156
Custodian fees	1,673
Fund accounting fees	4,634
Professional fees	8,556
Transfer Agent Fees	2,151
Other accrued expenses	2,232

10,720,783

NET ASSETS*
Paid-in capital	39,418,129
Accumulated net investments income / (loss)	152,535
Accumulated net realized gain / (loss) on investments and futures contracts	(358,598)
Net unrealized appreciation / (depreciation) on investments and futures contracts	(1,652,289)

$37,559,777

Investments at cost	38,753,620
Shares authorized ($.10 par value)	20,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS

Share Class	Net Assets	Shares Outstanding
Class I	$37,559,777	787,285	$47.71

* FEDERAL TAX DATA AS OF DECEMBER 31, 2005
Undistributed ordinary income	$206,429

Capital Loss Carryforward Expiring December 31:

2011	2012	2013
$(65,139)	$(58,001)	$(74,662)
STATEMENT OF OPERATIONS
For the six months ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$831,307
Dividends	8,087
Other income	3,475

842,869

EXPENSES
Advisory fees	56,443
Administration expenses	18,814
Custodian fees and expenses	1,380
Fund accounting fees and expenses	12,207
Professional fees	7,280
Directors’ fees	2,190
Transfer agent fees	5,491
Other expenses	3,331

107,136

NET INVESTMENT INCOME / (LOSS)	735,733

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments and options	(155,245)
Net change in unrealized appreciation / (depreciation) on investments and futures contracts	(847,895)

NET REALIZED AND UNREALIZED GAIN / (LOSS)	(1,003,140)

NET INCREASE / (DECREASE) IN NET ASSETS FROM OPERATIONS	$(267,407)

TRANSACTIONS WITH AFFILIATES:

Percent of Current
Net Asset Value
Advisory	Administration	Expense
Fee	Fee	Limit(1)	Waiver	Reimbursement

0.30%	0.10%	0.30%	$—	$—

(1)	The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.
The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series

FINANCIAL STATEMENTS	LEHMAN AGGREGATE BOND INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months
	Ended June 30,	Year Ended
	(Unaudited)	December 31,
	2006	2005

OPERATIONS
Net investment income / (loss)	$735,733	$1,253,198
Net realized gain / (loss) on investments and futures	(155,245)	(4,812)
Net change in unrealized appreciation / (depreciation) on investments	(847,895)	(709,227)

	(267,407)	539,159

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(789,627)	(1,307,757)

	(789,627)	(1,307,757)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	3,624,768	9,717,357
Reinvestment of distributions	789,627	1,307,757
Payments for shares redeemed	(3,455,026)	(5,384,783)

	959,369	5,640,331

NET INCREASE / (DECREASE) IN NET ASSETS	(97,665)	4,871,733
NET ASSETS
Beginning of period	37,657,442	32,785,709

End of period	$37,559,777	$37,657,442

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$152,535	$206,429

FUND SHARE TRANSACTIONS
Sold	74,927	195,641
Reinvestment of distributions	16,396	26,556
Redeemed	(71,692)	(108,502)

Net increase / (decrease) from fund share transactions	19,631	113,695

TOTAL COST OF PURCHASES OF:
Common Stocks	$1,245,128	$452,975
U.S. Government Securities	4,071,621	6,515,096
Corporate Bonds	1,444,802	3,827,955

	$6,761,551	$10,796,026

TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$1,663,724	453,506
U.S. Government Securities	3,544,223	4,087,576
Corporate Bonds	1,209,395	897,636

	$6,417,342	$5,438,718

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$789,627	$1,307,757

	$789,627	$1,307,757

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. — Pinnacle Series
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Summit Mutual Funds, Inc., (“Summit Mutual Funds”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Summit Mutual Funds offers the Pinnacle Series and the Apex Series. The shares of the Pinnacle Series (the “Series”) are sold to insurance companies and their separate accounts to fund the benefits under certain variable insurance products. The results of the Series presented exclude the additional fees and expenses of variable annuity or variable life insurance contracts. The Series’ shares are offered in nine different portfolios — Zenith Portfolio, Bond Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, EAFE International Index Portfolio, and Lehman Aggregate Bond Index Portfolio (individually “Portfolio”, collectively “Portfolios”). The Zenith Portfolio seeks long-term appreciation of capital by investing primarily in common stocks and other equity securities. The Bond Portfolio seeks a high level of current income as is consistent with reasonable investment risk by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Russell 2000 Small Cap Index Portfolio, Nasdaq-100 Index Portfolio, and EAFE International Index Portfolio seek investment results that correspond to the total return performance of common stocks as represented by their respective index. The Balanced Index Portfolio seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index. The Lehman Aggregate Bond Index Portfolio seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index. The results of the Portfolio(s) for your investment product are included herein.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation – Securities held in each Portfolio, except for money market instruments maturing in 60 days or less, are valued as follows: Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Alternatively, NASDAQ listed securities may be valued on the basis of the NASDAQ Official Closing Price. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Money market instruments with a remaining maturity of 60 days or less held in each Portfolio are valued at amortized cost which approximates market value.
Securities transactions and investment income – Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income.
Federal taxes – It is the intent of Summit Mutual Funds to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Regulated investment companies owned by the segregated asset accounts of a life insurance company, held in connection with variable insurance products, are exempt from excise tax on undistributed income. Therefore, no provision for income or excise taxes has been recorded.

Summit Mutual Funds, Inc. — Pinnacle Series
NOTES TO FINANCIAL STATEMENTS
Distributions – Distributions from net investment income in all fixed income Portfolios generally are declared and paid quarterly. Equity Portfolios generally declare and pay dividends annually. Net realized capital gains are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Portfolio at the net asset value per share.
The amount of distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.
Expenses – Allocable expenses of Summit Mutual Funds are charged to each Portfolio based on the ratio of the net assets of each Portfolio to the combined net assets of Summit Mutual Funds. Nonallocable expenses are charged to each Portfolio based on specific identification.
Foreign Currency – Summit Mutual Funds’ accounting records are maintained in U.S. dollars. All Portfolios may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the New York Currency Market. Summit Mutual Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the underlying fluctuation in the securities resulting from market prices. All are included in net realized and unrealized gain or loss for investments.
Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies including the level of governmental supervision and regulations of foreign securities markets and the possibility of political and economic instability.
Futures Contracts – S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, and EAFE International Index Portfolio (collectively, the “Index Portfolios”) may enter into futures contracts that relate to securities in which it may directly invest and indices composed of such securities and may purchase and write call and put options on such contracts. The Index Portfolios may invest up to 20% of their assets in such futures and/or options, except that until each Portfolio reaches $25 million (or $50 million in the case of the Nasdaq-100 Index Portfolio, the Russell 2000 Small Cap Index Portfolio, and the EAFE International Index Portfolio), it may invest up to 100% in such futures and/or options. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Index Portfolios enter into a futures contract, they are required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms of the contract, the Index Portfolios agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Index Portfolios invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. The potential risk to the Index Portfolios is that the change in the value in the underlying securities may not correlate to the value of the contracts.
Portfolio Securities Lending – The Portfolios currently lend their securities to approved borrowers to earn additional income and receive cash and/or securities as collateral to secure the loans. Income from securities lending is included in “Other Income” on the Statement of Operations. Collateral is maintained at not less than 100% of the current market value of loaned securities. Although the risk of lending is mitigated by the collateral, the Portfolios could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. In addition to cash collateral, the Portfolios may accept non cash collateral consisting of government securities and irrevocable letters of credit from domestically domiciled banks.

Summit Mutual Funds, Inc. — Pinnacle Series
NOTES TO FINANCIAL STATEMENTS
NOTE 2 — TRANSACTIONS WITH AFFILIATES
Investment Advisory fees – Summit Mutual Funds pays investment advisory fees to Summit Investment Partners, Inc. (the “Adviser”) under terms of an Investment Advisory Agreement (the “Agreement”). Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds. Summit Mutual Funds pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis.
Administration fees – Summit Mutual Funds pays the Adviser to perform certain administration services. Summit Mutual Funds shall pay the Adviser as full compensation for all facilities and services furnished a fee computed separately for each portfolio of Summit Mutual Funds.
Directors’ fees – Each director who is not affiliated with the Adviser receives fees from Summit Mutual Funds for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director’s deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Scudder Money Market Fund.
Other – The Adviser is a wholly-owned subsidiary of The Union Central Life Insurance Company (“Union Central”). On January 1, 2006, Union Central converted from an Ohio mutual life insurance company to an Ohio stock life insurance company subsidiary of a new Ohio mutual insurance holding company. The newly formed Ohio mutual insurance holding company immediately merged with and into Ameritas Acacia Mutual Holding Company, a Nebraska mutual insurance holding company, pursuant to an Agreement and Plan of Merger dated January 28, 2005. Upon consummation of the merger, Ameritas Acacia Mutual Holding Company changed its name to UNIFI Mutual Holding Company, and Union Central became an indirect subsidiary of UNIFI Mutual Holding Company. Subject to the direction and authority of Summit Mutual Funds’ board of directors, the Adviser manages the investment and reinvestment of the assets of each Fund and provides administrative services and manages Summit Mutual Funds’ business affairs.
NOTE 3 — MULTIPLE CLASSES OF SHARES
On October 4, 2005, the Russell 2000 Small Cap Index Portfolio began offering a second class of shares (Class F). The Class F shares are subject to a Distribution and Shareholder Service Plan (“12b-1 Plan”), which was approved by the Funds’ Board of Directors effective August 15, 2005. The 12b-1 Plan provides that each 12b-1 Plan class shall pay to the Series’ Distributor, Ameritas Investment Corp., an affiliate of the advisor, a fee for payments the Distributor makes to banks, financial planners, retirement plan service providers, broker/dealers and other institutions for distribution assistance and/or shareholder services in connection with the 12b-1 Plan class shares. The fee shall be in an amount not to exceed on an annual basis 0.20% of the average daily net asset value of each 12b-1 Plan class. Since the fee is paid out of the assets of the 12b-1 Plan class on an ongoing basis, over time the fee will increase the cost and reduce the return of an investment.
The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects, except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required. Income, non-class specific expenses, and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

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Summit Mutual Funds, Inc. — Pinnacle Series
MANAGEMENT OF THE FUND
Directors and Officers
Independent Directors

				Number of
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorships
	with the	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Age and Address(1)	Fund	Time Served	During Past Five Years	Director	Director
Theodore H. Emmerich	Director	Director	Consultant	16	American
(79)	and Chairman	since 1987			Financial Group

Yvonne L. Gray	Director	Director	Chief Operating Officer, United Way	16
(55)		since 1999	of Greater Cincinnati (Social Services
			Provider); prior thereto, Vice President /
			Trust Operations Officer, Fifth Third Bank;
			former Audit Manager, Price Waterhouse
			(Accounting Firm)

Michael K. Keating	Director	Director	Managing Director, Keating Vollmer & Co.	16
(50)		since 2005	LLC (Private Equity Investment Firm)

David C. Phillips	Director	Director	Co-Founder, Cincinnati Works Inc. (Job	16	Meridian Bioscience,
(68)		since 2001	Placement); prior thereto, Chief Executive		Inc.; Cintas, Inc.
			Officer, Downtown Cincinnati Inc. (Economic Revitalization of Cincinnati)

Mary W. Sullivan	Director	Director	Attorney, Peck, Shaffer & Williams LLP	16	Franklin Savings
(49)		since 2001	(Law Firm)		and Loan Co.; First
					Franklin Corporation
Interested Director and Officers

Number of
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorships
	with the	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Age and Address(1)	Fund	Time Served	During Past Five Years	Director	Director
Steven R. Sutermeister*	Director,	Director	Senior Vice President, Union Central;	16	Carillon Investments,
(52)	President and	since	President and Chief Executive Officer,		Inc.; Summit
	Chief Executive	1999	Adviser.		Investment Partners,
	Officer				Inc.; Union Central
Mortgage Funding,
Inc.

John F. Labmeier	Vice President	Officer	Vice President, Associate General Counsel	NA	NA
1876 Waycross Rd	and Secretary	since	and Assistant Secretary, Union Central;
Cincinnati, OH 45240.		1990	Vice President and Secretary, Carillon
(57)			Investments, Inc.; Secretary, Adviser

Thomas G. Knipper	Vice President,	Officer	Chief Compliance Officer, Adviser	NA	NA
(48)	Controller and	since
	Chief Compliance	1995
Officer

Gerald Q. Herbert	Treasurer	Officer	Treasurer and Director of Finance and	NA	NA
(39)		since	Accounting, Adviser; prior thereto, Controller,
		2005	General Factory Supplies Co.

John M. Lucas	Assistant	Officer	Second Vice President, Counsel and	NA	NA
1876 Waycross Rd.	Secretary	since	Assistant Secretary, Union Central
Cincinnati, OH 45240		1990
(55)

(1)	Except as otherwise indicated, the business of each listed person is 312 Walnut St., Ste. 2500, Cincinnati, OH 45202

*	Mr. Sutermeister may be considered to be an “interested person” of the Fund (within the meaning of the Investment Company Act of 1940) because of his affiliation with the Adviser.

Note	— The Statement of Additional Information includes additional information about fund directors and is available without charge, upon request, by calling 1-877-546-FUND.

The Summit Pinnacle Series is distributed to insurance company separate accounts available in variable annuity and variable universal life insurance products. Summit Pinnacle Series is distributed by Ameritas Investment Corp. Lincoln, Nebraska, Member SIPC.The Pinnacle Series consists of the following Portfolios: Equity Index Accounts S&P 500 Index Portfolio S&P MidCap 400 Index Portfolio Russell 2000 Small Cap Index Portfolio Nasdaq-100 Index Portfolio EAFE International Index Portfolio Fixed Income & Balanced Index Account Balanced Index Portfolio Lehman Aggregate Bond Index Portfolio Managed Accounts Zenith Portfolio Bond Portfolio The Summit Apex Series is a family of Mutual Funds intended for institutional and retail accounts. For more complete information about the Summit Mutual Funds’ Apex Series, including charges and expenses, call 888- 259-7565 for a prospectus. Please read it carefully before you invest or send money. Summit Apex Series is distributed by Quasar Distributors, LLC., Milwaukee, Wisconsin, Member SIPC. The Apex Series consists of the following Funds: Equity Index Accounts Nasdaq-100 Index Fund Managed Accounts Everest Fund Bond Fund Short-term Government Fund High Yield Bond Fund Stable Value Account Money Market Fund Please visit our Website at www.summitfunds.com to learn more about the Summit Mutual Funds.

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.
Item 11. Controls and Procedures.
(a)	The Registrant’s President and Controller have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-

3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not Applicable to semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Summit Mutual Funds, Inc.

By (Signature and Title)*	/s/	Steven R. Sutermeister

Steven R. Sutermeister
President and Chief Executive Officer

Date August 29, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	Steven R. Sutermeister

Steven R. Sutermeister
President and Chief Executive Officer

Date August 29, 2006

By (Signature and Title)*	/s/	Thomas G. Knipper

Thomas G. Knipper
Vice President, Controller, and Chief Compliance Officer

Date August 29, 2006

* Print the name and title of each signing officer under his or her signature.